UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2014

Date of reporting period: February 28, 2014

Item 1. Reports to Stockholders.

FEBRUARY 28, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI All Peru Capped ETF | EPU | NYSE Arca
➢	iShares MSCI China ETF | MCHI | NYSE Arca
➢	iShares MSCI Denmark Capped ETF | EDEN | BATS
➢	iShares MSCI Emerging Markets Latin America ETF | EEML | NASDAQ
➢	iShares MSCI Finland Capped ETF | EFNL | BATS
➢	iShares MSCI Indonesia ETF | EIDO | NYSE Arca
➢	iShares MSCI Ireland Capped ETF | EIRL | NYSE Arca
➢	iShares MSCI New Zealand Capped ETF | ENZL | NYSE Arca
➢	iShares MSCI Norway Capped ETF | ENOR | BATS
➢	iShares MSCI Philippines ETF | EPHE | NYSE Arca
➢	iShares MSCI Poland Capped ETF | EPOL | NYSE Arca

Fund Performance Overview

iSHARES® MSCI ALL PERU CAPPED ETF

Performance as of February 28, 2014

The iShares MSCI All Peru Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Peruvian equities, as represented by the MSCI All Peru Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was -0.64%, net of fees, while the total return for the Index was -0.47%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(23.66)%	(24.28)%	(23.40)%	(23.66)%	(24.28)%	(23.40)%
Since Inception	8.74%	8.68%	9.40%	48.24%	47.84%	52.50%

The inception date of the Fund was 6/19/09. The first day of secondary market trading was 6/22/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$993.60	$2.52	$1,000.00	$1,022.30	$2.56	0.51%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Materials	48.56%
Financials	30.21
Utilities	7.23
Industrials	7.22
Consumer Staples	5.41
Energy	1.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Credicorp Ltd.	23.03%
Southern Copper Corp.	15.94
Compania de Minas Buenaventura SA SP ADR	6.13
Alicorp SA	4.58
Intergroup Financial Services Corp.	4.41
Volcan Compania Minera SAA Class B	4.31
Grana y Montero SAA	4.28
Union Andina de Cementos SAA	3.61
Hochschild Mining PLC	3.47
Minsur SA	3.10

TOTAL	72.86%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI CHINA ETF

Performance as of February 28, 2014

The iShares MSCI China ETF (the “Fund”) seeks to track the investment results of an index composed of Chinese equities that are available to international investors, as represented by the MSCI China Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 4.39%, net of fees, while the total return for the Index was 4.62%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.24)%	(1.81)%	(0.79)%	(1.24)%	(1.81)%	(0.79)%
Since Inception	(0.88)%	(1.15)%	(0.35)%	(2.56)%	(3.32)%	(1.03)%

The inception date of the Fund was 3/29/11. The first day of secondary market trading was 3/31/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,043.90	$3.14	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Financials	36.20%
Information Technology	13.74
Energy	13.62
Telecommunication Services	9.75
Industrials	6.57
Consumer Staples	5.86
Consumer Discretionary	5.27
Utilities	3.93
Materials	3.13
Health Care	1.93

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Tencent Holdings Ltd.	11.25%
China Mobile Ltd.	7.92
China Construction Bank Corp. Class H	6.81
Industrial and Commercial Bank of China Ltd. Class H	6.07
Bank of China Ltd. Class H	4.35
CNOOC Ltd.	4.02
China Petroleum & Chemical Corp. Class H	3.11
PetroChina Co. Ltd. Class H	3.05
China Life Insurance Co. Ltd. Class H	3.01
Ping An Insurance (Group) Co. of China Ltd. Class H	2.14

TOTAL	51.73%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI DENMARK CAPPED ETF

Performance as of February 28, 2014

The iShares MSCI Denmark Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Danish equities, as represented by the MSCI Denmark Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 34.88%, net of fees, while the total return for the Index was 35.30%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	48.30%	48.04%	48.73%	48.30%	48.04%	48.73%
Since Inception	38.88%	38.89%	39.10%	99.05%	99.09%	99.94%

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,348.80	$3.09	$1,000.00	$1,022.20	$2.66	0.53%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Health Care	39.66%
Industrials	24.09
Financials	15.37
Consumer Staples	7.79
Consumer Discretionary	5.08
Telecommunication Services	3.87
Materials	2.80
Information Technology	1.34

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Novo Nordisk A/S Class B	23.17%
Danske Bank A/S	7.53
A.P. Moeller-Maersk A/S Class B	6.98
Carlsberg A/S Class B	4.91
Coloplast A/S Class B	4.59
Novozymes A/S Class B	4.43
Vestas Wind Systems A/S	4.30
TDC A/S	3.87
DSV A/S	3.10
Pandora A/S	3.08

TOTAL	65.96%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

Performance as of February 28, 2014

The iShares MSCI Emerging Markets Latin America ETF (the “Fund”) seeks to track the investment results of an index composed of Latin American emerging market equities, as represented by the MSCI Emerging Markets Latin America Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was -2.29%, net of fees, while the total return for the Index was -2.22%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(21.25)%	(21.15)%	(20.82)%	(21.25)%	(21.15)%	(20.82)%
Since Inception	(11.19)%	(11.32)%	(10.69)%	(22.19)%	(22.44)%	(21.29)%

The inception date of the Fund was 1/18/12. The first day of secondary market trading was 1/19/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$977.10	$2.40	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Financials	26.97%
Consumer Staples	17.70
Materials	17.18
Energy	10.48
Telecommunication Services	6.90
Industrials	6.52
Consumer Discretionary	6.47
Utilities	5.35
Information Technology	1.71
Health Care	0.72

TOTAL	100.00%

COUNTRY ALLOCATION As of 2/28/14

Country	Percentage of Total Investments*

Brazil	56.13%
Mexico	27.57
Chile	8.54
Colombia	5.28
Peru	2.48

TOTAL	100.00%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI FINLAND CAPPED ETF

Performance as of February 28, 2014

The iShares MSCI Finland Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Finnish equities, as represented by the MSCI Finland Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 28.59%, net of fees, while the total return for the Index was 28.76%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	34.30%	34.20%	34.05%	34.30%	34.20%	34.05%
Since Inception	21.42%	21.30%	20.92%	50.20%	49.88%	49.01%

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,285.90	$3.00	$1,000.00	$1,022.20	$2.66	0.53%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Industrials	25.55%
Information Technology	18.52
Financials	17.88
Materials	14.85
Consumer Discretionary	7.17
Utilities	4.87
Consumer Staples	3.11
Health Care	3.02
Telecommunication Services	2.90
Energy	2.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Nokia OYJ	16.64%
Sampo OYJ Class A	12.49
Kone OYJ Class B	6.30
Fortum OYJ	4.87
Wartsila OYJ Abp	4.71
UPM-Kymmene OYJ	4.52
Stora Enso OYJ Class R	4.43
Nokian Renkaat OYJ	3.63
Metso OYJ	3.03
Elisa OYJ	2.90

TOTAL	63.52%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI INDONESIA ETF

Performance as of February 28, 2014

The iShares MSCI Indonesia ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Indonesian equities, as represented by the MSCI Indonesia Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 4.66%, net of fees, while the total return for the Index was 5.08%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(22.93)%	(23.88)%	(22.61)%	(22.93)%	(23.88)%	(22.61)%
Since Inception	3.67%	3.34%	4.16%	14.76%	13.37%	16.85%

The inception date of the Fund was 5/5/10. The first day of secondary market trading was 5/7/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,046.60	$3.15	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Financials	34.31%
Consumer Discretionary	18.06
Consumer Staples	13.45
Telecommunication Services	9.49
Industrials	6.99
Materials	6.72
Energy	4.25
Utilities	3.97
Health Care	2.46
Information Technology	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

PT Astra International Tbk	10.45%
PT Bank Central Asia Tbk	9.36
PT Telekomunikasi Indonesia (Persero) Tbk	7.83
PT Bank Rakyat Indonesia (Persero) Tbk	7.64
PT Bank Mandiri (Persero) Tbk	6.31
PT Perusahaan Gas Negara (Persero) Tbk	3.97
PT Semen Gresik (Persero) Tbk	3.30
PT Unilever Indonesia Tbk	3.24
PT Bank Negara Indonesia (Persero) Tbk	2.52
PT Kalbe Farma Tbk	2.46

TOTAL	57.08%

*	Excludes money market funds.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI IRELAND CAPPED ETF

Performance as of February 28, 2014

The iShares MSCI Ireland Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Irish equities, as represented by the MSCI All Ireland Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index For the six-month reporting period ended February 28, 2014, the total return for the Fund was 31.18%, net of fees, while the total return for the Index was 31.16%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	54.99%	54.28%	54.76%	54.99%	54.28%	54.76%
Since Inception	18.61%	18.86%	19.19%	91.96%	93.54%	95.56%

The inception date of the Fund was 5/5/10. The first day of secondary market trading was 5/7/10.

On November 27, 2013, the Fund’s Underlying Index changed from the MSCI Ireland Investable Market 25/50 Index to the MSCI All Ireland Capped Index. The change was implemented in order to increase the Fund’s diversification. Index performance through November 26, 2013 reflects the performance of the MSCI Ireland Investable Market 25/50 Index. Index performance beginning on November 27, 2013 reflects the performance of the MSCI All Ireland Capped Index.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,311.80	$2.81	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Materials	26.60%
Consumer Staples	24.01
Industrials	19.90
Financials	15.88
Health Care	8.90
Consumer Discretionary	4.40
Energy	0.19
Information Technology	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

CRH PLC	22.35%
Bank of Ireland	12.06
Kerry Group PLC Class A	11.20
UDG Healthcare PLC	4.52
C&C Group PLC	4.47
Paddy Power PLC	4.40
ICON PLC	4.39
Kingspan Group PLC	4.38
Grafton Group PLC Units	4.37
Smurfit Kappa Group PLC	4.26

TOTAL	76.40%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI NEW ZEALAND CAPPED ETF

Performance as of February 28, 2014

The iShares MSCI New Zealand Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of New Zealand equities, as represented by the MSCI New Zealand Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 19.79%, net of fees, while the total return for the Index was 20.02%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.55%	14.88%	14.96%	14.55%	14.88%	14.96%
Since Inception	19.64%	19.57%	20.13%	87.20%	86.79%	89.92%

The inception date of the Fund was 9/1/10. The first day of secondary market trading was 9/2/10.

Index performance through February 11, 2013 reflects the performance of the MSCI New Zealand Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI New Zealand Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,197.90	$2.67	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Materials	16.26%
Industrials	15.85
Consumer Discretionary	14.89
Health Care	13.41
Telecommunication Services	11.78
Utilities	9.79
Financials	8.49
Information Technology	6.16
Energy	2.83
Consumer Staples	0.54

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Fletcher Building Ltd.	14.48%
Telecom Corp. of New Zealand Ltd.	10.21
Auckland International Airport Ltd.	8.63
Ryman Healthcare Ltd.	6.27
Xero Ltd.	5.10
Sky Network Television Ltd.	4.52
SKYCITY Entertainment Group Ltd.	4.52
Fisher & Paykel Healthcare Corp. Ltd.	4.34
Contact Energy Ltd.	4.14
Trade Me Group Ltd.	3.49

TOTAL	65.70%

*	Excludes money market funds.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI NORWAY CAPPED ETF

Performance as of February 28, 2014

The iShares MSCI Norway Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Norwegian equities, as represented by the MSCI Norway Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 11.73%, net of fees, while the total return for the Index was 11.84%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.02%	8.73%	9.42%	9.02%	8.73%	9.42%
Since Inception	12.89%	12.81%	13.24%	29.03%	28.82%	29.91%

The inception date of the Fund was 1/23/12. The first day of secondary market trading was 1/24/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,117.30	$2.78	$1,000.00	$1,022.20	$2.66	0.53%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Energy	43.72%
Financials	18.11
Materials	9.16
Telecommunication Services	8.45
Consumer Staples	8.22
Industrials	4.33
Consumer Discretionary	4.01
Information Technology	4.00

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Statoil ASA	18.19%
DNB ASA	10.18
Telenor ASA	8.45
Seadrill Ltd.	7.65
Yara International ASA	4.40
Norsk Hydro ASA	4.27
Orkla ASA	4.18
Schibsted ASA	3.75
Subsea 7 SA	3.49
Gjensidige Forsikring ASA	3.17

TOTAL	67.73%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® MSCI PHILIPPINES ETF

Performance as of February 28, 2014

The iShares MSCI Philippines ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Philippine equities, as represented by the MSCI Philippines Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.” For the six-month reporting period ended February 28, 2014, the total return for the Fund was 6.94%, net of fees, while the total return for the Index was 7.56%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(14.34)%	(13.77)%	(13.58)%	(14.34)%	(13.77)%	(13.58)%
Since Inception	10.66%	10.73%	11.08%	41.41%	41.75%	43.29%

The inception date of the Fund was 9/28/10. The first day of secondary market trading was 9/29/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,069.40	$3.18	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Financials	39.19%
Industrials	26.06
Telecommunication Services	9.22
Utilities	9.06
Consumer Staples	7.62
Consumer Discretionary	6.04
Materials	1.62
Energy	1.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Ayala Land Inc.	9.22%
Universal Robina Corp.	6.51
BDO Unibank Inc.	6.41
Philippine Long Distance Telephone Co.	6.21
Aboitiz Equity Ventures Inc.	6.10
JG Summit Holdings Inc.	5.57
Ayala Corp.	5.54
SM Prime Holdings Inc.	4.67
SM Investments Corp.	4.66
Jollibee Foods Corp.	3.84

TOTAL	58.73%

*	Excludes money market funds.

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI POLAND CAPPED ETF

Performance as of February 28, 2014

The iShares MSCI Poland Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Polish equities, as represented by the MSCI Poland Investable Market Index 25/50 (the “Index”).The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 16.97%, net of fees, while the total return for the Index was 17.33%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.36%	18.32%	19.12%	18.36%	18.32%	19.12%
Since Inception	11.25%	11.10%	11.64%	49.41%	48.65%	51.37%

The inception date of the Fund was 5/25/10. The first day of secondary market trading was 5/26/10.

Index performance through February 11, 2013 reflects the performance of the MSCI Poland Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Poland Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,169.70	$3.34	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Financials	54.32%
Energy	12.21
Materials	11.00
Utilities	8.35
Telecommunication Services	3.91
Consumer Discretionary	3.29
Industrials	2.49
Consumer Staples	2.27
Information Technology	2.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Powszechna Kasa Oszczednosci Bank Polski SA	15.30%
Bank Pekao SA	9.70
Powszechny Zaklad Ubezpieczen SA	9.45
KGHM Polska Miedz SA	5.90
Polski Koncern Naftowy Orlen SA	4.92
Bank Zachodni WBK SA	4.57
Polska Grupa Energetyczna SA	4.44
Polskie Gornictwo Naftowe i Gazownictwo SA	3.73
mBank SA	3.71
Orange Polska SA	3.10

TOTAL	64.82%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	15

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2013 and held through February 28, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL PERU CAPPED ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.78%

COMMERCIAL BANKS — 25.74%
BBVA Banco Continental SA	4,263,083	$8,408,868
Credicorp Ltd.	537,056	69,763,575

		78,172,443
CONSTRUCTION & ENGINEERING — 4.27%
Grana y Montero SAA	3,379,990	12,983,703

		12,983,703
CONSTRUCTION MATERIALS — 6.35%
Cementos Pacasmayo SAA	4,417,943	8,367,017
Union Andina de Cementos SAA	9,153,111	10,924,206

		19,291,223
DIVERSIFIED FINANCIAL SERVICES — 4.40%
Intergroup Financial Services Corp.	420,695	13,357,066

		13,357,066
ELECTRIC UTILITIES — 4.37%
Empresa de Distribucion Electrica de Lima Norte SA	3,098,820	5,304,037
Luz del Sur SAA	2,429,963	7,971,078

		13,275,115
FOOD PRODUCTS — 5.40%
Alicorp SA	4,479,853	13,878,980
Casa Grande SAA	1,066,109	2,514,318

		16,393,298
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.84%
Edegel SA	8,927,834	8,613,597

		8,613,597
MACHINERY — 2.93%
Ferreycorp SAA	14,801,753	8,885,812

		8,885,812
METALS & MINING — 42.11%
Cia de Minas Buenaventura SA SP ADR	1,474,969	18,584,609
Compania Minera Atacocha SA Class Ba	43,310,743	2,011,934
Compania Minera Milpo SAa	10,023,774	7,450,223
Corporacion Aceros Arequipa SA	14,085,647	3,774,964
Hochschild Mining PLC	3,144,862	10,527,460
Minsur SA	15,819,422	9,383,684
Rio Alto Mining Ltd.[a]	3,271,273	7,065,950
Sociedad Minera Cerro Verde SAa	336,986	7,693,390
Southern Copper Corp.	1,583,144	48,301,724

Security	Shares	Value
Volcan Compania Minera SAA Class B	30,966,026	$13,056,963

		127,850,901
OIL, GAS & CONSUMABLE FUELS — 1.37%
Maple Energy PLC[a]	5,913,890	1,951,584
Refineria la Pampilla SA	28,125,899	2,211,076

		4,162,660

TOTAL COMMON STOCKS
(Cost: $432,723,893)		302,985,818

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	53,827	53,827

		53,827

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,827)		53,827

TOTAL INVESTMENTS IN SECURITIES — 99.80%
(Cost: $432,777,720)		303,039,645
Other Assets, Less Liabilities — 0.20%		597,388

NET ASSETS — 100.00%		$303,637,033

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA ETF

February 28, 2014

Security	Shares	Value
COMMON STOCKS — 99.98%

AEROSPACE & DEFENSE — 0.16%
AviChina Industry & Technology Co. Ltd. Class H	2,596,000	$1,582,142

		1,582,142
AIRLINES — 0.17%
Air China Ltd. Class H	2,592,000	1,689,916

		1,689,916
AUTOMOBILES — 3.05%
Brilliance China Automotive Holdings Ltd.	3,888,000	5,921,384
BYD Co. Ltd. Class Ha,b	648,000	4,274,886
Chongqing Changan Automobile Co. Ltd.	1,185,600	2,367,824
Dongfeng Motor Group Co. Ltd. Class H	4,014,000	5,471,956
Geely Automobile Holdings Ltd.[b]	7,560,000	2,844,357
Great Wall Motor Co. Ltd. Class H	1,404,000	6,403,979
Guangzhou Automobile Group Co. Ltd. Class H	3,026,000	2,807,249

		30,091,635
BEVERAGES — 0.41%
Tsingtao Brewery Co. Ltd. Class H	432,000	3,247,911
Yantai Changyu Pioneer Wine Co. Ltd. Class B	309,400	745,489

		3,993,400
CAPITAL MARKETS — 1.02%
China Cinda Asset Management Co. Ltd.[a]	5,184,000	3,126,010
China Everbright Ltd.	1,298,000	1,712,593
CITIC Securities Co. Ltd. Class H	1,404,000	2,912,544
Haitong Securities Co. Ltd. Class H	1,728,000	2,306,657

		10,057,804
CHEMICALS — 0.44%
China BlueChemical Ltd. Class H	2,598,000	1,516,411
Sinopec Shanghai Petrochemical Co. Ltd. Class H	4,752,000	1,420,509

Security	Shares	Value
Yingde Gases Group Co. Ltd.	1,512,000	$1,353,992

		4,290,912
COMMERCIAL BANKS — 21.81%
Agricultural Bank of China Ltd. Class H	29,160,000	12,361,266
Bank of China Ltd. Class H	101,952,000	42,824,556
Bank of Communications Co. Ltd. Class H	11,880,200	7,623,118
China CITIC Bank Corp. Ltd. Class H	11,016,800	5,919,309
China Construction Bank Corp. Class H	97,632,000	67,050,020
China Merchants Bank Co. Ltd. Class H	6,264,150	10,993,064
China Minsheng Banking Corp. Ltd. Class H	7,020,000	6,982,870
Chongqing Rural Commercial Bank Co. Ltd. Class H	3,240,000	1,352,600
Industrial and Commercial Bank of China Ltd. Class H	99,792,000	59,789,951

		214,896,754
COMMERCIAL SERVICES & SUPPLIES — 0.51%
China Everbright International Ltd.[b]	3,456,000	5,058,614

		5,058,614
COMMUNICATIONS EQUIPMENT — 0.63%
AAC Technologies Holdings Inc.	972,000	4,402,214
ZTE Corp. Class Ha,b	872,000	1,847,131

		6,249,345
COMPUTERS & PERIPHERALS — 0.94%
Lenovo Group Ltd.[b]	8,640,000	9,217,722

		9,217,722
CONSTRUCTION & ENGINEERING — 1.45%
China Communications Construction Co. Ltd. Class H	6,048,000	4,223,676
China Railway Construction Corp. Ltd. Class H	2,700,000	2,240,418
China Railway Group Ltd. Class H	5,400,000	2,344,786
China State Construction International Holdings Ltd.	2,160,000	3,701,561
Sinopec Engineering Group Co. Ltd.	1,404,000	1,751,145

		14,261,586

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

February 28, 2014

Security	Shares	Value
CONSTRUCTION MATERIALS — 1.29%
Anhui Conch Cement Co. Ltd. Class Hb	1,620,000	$5,907,190
BBMG Corp. Class H	1,620,000	1,206,486
China National Building Material Co. Ltd. Class H	3,888,000	3,707,127
China Resources Cement Holdings Ltd.	2,598,000	1,921,457

		12,742,260
DIVERSIFIED FINANCIAL SERVICES — 0.13%
Far East Horizon Ltd.	1,728,000	1,246,842

		1,246,842
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.84%
China Communications Services Corp. Ltd. Class H	3,024,800	1,422,555
China Telecom Corp. Ltd. Class H	18,576,000	8,042,128
China Unicom (Hong Kong) Ltd.	6,480,000	8,633,265

		18,097,948
ELECTRICAL EQUIPMENT — 0.35%
Shanghai Electric Group Co. Ltd. Class H	3,930,000	1,341,893
Zhuzhou CSR Times Electric Co. Ltd. Class H	649,000	2,057,119

		3,399,012
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.19%
Kingboard Chemical Holdings Co. Ltd.	864,300	1,895,412

		1,895,412
ENERGY EQUIPMENT & SERVICES — 0.71%
China Oilfield Services Ltd. Class H	2,592,000	7,030,183

		7,030,183
FOOD & STAPLES RETAILING — 0.93%
China Resources Enterprise Ltd.	1,728,000	4,864,909
Sun Art Retail Group Ltd.[b]	3,132,000	3,559,343
Wumart Stores Inc. Class H	649,000	768,493

		9,192,745
FOOD PRODUCTS — 3.45%
Biostime International Holdings Ltd.	216,000	1,927,317

Security	Shares	Value
China Agri-Industries Holdings Ltd.	2,808,900	$1,205,202
China Mengniu Dairy Co. Ltd.[b]	1,944,000	9,969,166
Tingyi (Cayman Islands) Holding Corp.	2,592,000	7,263,966
Uni-President China Holdings Ltd.[b]	1,513,000	1,510,846
Want Want China Holdings Ltd.	7,992,000	12,151,139

		34,027,636
GAS UTILITIES — 1.62%
China Gas Holdings Ltd.	2,592,000	4,067,821
China Resources Gas Group Ltd.[b]	1,300,000	4,572,835
ENN Energy Holdings Ltd.	1,030,000	7,285,998

		15,926,654
HEALTH CARE EQUIPMENT & SUPPLIES — 0.34%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,596,000	3,311,459

		3,311,459
HEALTH CARE PROVIDERS & SERVICES — 0.64%
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	928,800	2,417,425
Sinopharm Group Co. Ltd. Class H	1,382,400	3,838,491

		6,255,916
HOUSEHOLD DURABLES — 0.39%
Haier Electronics Group Co. Ltd.	1,296,000	3,832,368

		3,832,368
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.63%
China Longyuan Power Group Corp. Ltd. Class H	3,672,000	4,381,201
China Resources Power Holdings Co. Ltd.	2,598,000	6,273,187
Datang International Power Generation Co. Ltd. Class H	3,888,000	1,563,005
Huaneng Power International Inc. Class H	4,320,000	3,857,416

		16,074,809
INDUSTRIAL CONGLOMERATES — 1.24%
Beijing Enterprises Holdings Ltd.	756,000	7,247,267

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

February 28, 2014

Security	Shares	Value
CITIC Pacific Ltd.[b]	1,944,000	$2,800,384
Shanghai Industrial Holdings Ltd.[b]	648,000	2,208,412

		12,256,063
INSURANCE — 7.82%
China Life Insurance Co. Ltd. Class H	10,152,000	29,693,199
China Pacific Insurance (Group) Co. Ltd. Class H	3,585,600	12,312,282
China Taiping Insurance Holdings Co. Ltd.[a]	1,080,000	1,806,250
New China Life Insurance Co. Ltd. Class Ha	1,101,600	3,484,616
People’s Insurance Co. Group of China Ltd. Class H	6,480,000	2,797,044
PICC Property and Casualty Co. Ltd. Class H	4,321,200	5,901,872
Ping An Insurance (Group) Co. of China Ltd. Class H	2,592,000	21,057,151

		77,052,414
INTERNET SOFTWARE & SERVICES — 11.25%
Tencent Holdings Ltd.	1,382,400	110,879,842

		110,879,842
MACHINERY — 0.94%
China International Marine Containers (Group) Co. Ltd. Class H	669,600	1,634,086
CSR Corp Ltd. Class H	2,592,000	1,950,417
Haitian International Holdings Ltd.[b]	864,000	1,868,036
Weichai Power Co. Ltd. Class H	648,000	2,446,370
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	1,857,760	1,385,950

		9,284,859
MARINE — 0.28%
China COSCO Holdings Co. Ltd. Class Ha,b	3,456,000	1,487,304
China Shipping Container Lines Co. Ltd. Class Ha,b	5,184,000	1,282,466

		2,769,770
METALS & MINING — 1.10%
Aluminum Corp. of China Ltd. Class Ha,b	5,184,000	1,856,904

Security	Shares	Value
Fosun International Ltd.[b]	2,160,000	$2,685,719
Jiangxi Copper Co. Ltd. Class H	1,944,000	3,371,482
Shougang Fushan Resources Group Ltd.	4,320,000	1,146,649
Zijin Mining Group Co. Ltd. Class Hb	8,208,000	1,787,325

		10,848,079
MULTILINE RETAIL — 0.28%
Golden Eagle Retail Group Ltd.[b]	864,000	1,342,581
Intime Retail Group Co. Ltd.[b]	1,404,000	1,432,755

		2,775,336
OIL, GAS & CONSUMABLE FUELS — 12.91%
China Coal Energy Co. Class Hb	5,616,000	2,872,745
China Petroleum & Chemical Corp. Class H	34,561,000	30,682,097
China Shenhua Energy Co. Ltd. Class H	4,644,000	12,625,663
CNOOC Ltd.	24,192,000	39,649,563
Inner Mongolia Yitai Coal Co. Ltd. Class B	1,480,774	1,747,313
Kunlun Energy Co. Ltd.[b]	4,324,000	7,721,976
PetroChina Co. Ltd. Class H	28,512,000	30,051,109
Yanzhou Coal Mining Co. Ltd. Class Hb	2,592,000	1,860,243

		127,210,709
PAPER & FOREST PRODUCTS — 0.30%
Lee & Man Paper Manufacturing Ltd.[b]	2,160,000	1,291,372
Nine Dragons Paper (Holdings) Ltd.[b]	2,160,000	1,653,178

		2,944,550
PERSONAL PRODUCTS — 1.07%
Hengan International Group Co. Ltd.	972,000	10,551,536

		10,551,536
PHARMACEUTICALS — 0.95%
CSPC Pharmaceutical Group Ltd.	2,210,000	1,993,287
Sihuan Pharmaceutical Holdings Group Ltd.	2,808,000	3,397,365
Sino Biopharmaceutical Ltd.	4,320,000	4,013,271

		9,403,923

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

February 28, 2014

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.42%
Agile Property Holdings Ltd.	1,728,000	$1,476,171
China Overseas Grand Oceans Group Ltd.	864,000	617,855
China Overseas Land & Investment Ltd.	5,616,000	15,087,340
China Resources Land Ltd.	2,592,000	5,864,609
China Vanke Co. Ltd. Class B	1,846,831	2,736,557
Country Garden Holdings Co. Ltd.	6,264,870	3,245,022
Evergrande Real Estate Group Ltd.[b]	8,640,000	3,684,862
Franshion Properties (China) Ltd.[b]	4,752,000	1,475,615
Greentown China Holdings Ltd.	864,000	1,131,063
Guangzhou R&F Properties Co. Ltd. Class H	1,209,600	1,639,597
Longfor Properties Co. Ltd.	1,836,000	2,531,255
New World China Land Ltd.	3,456,000	2,061,742
Poly Property Group Co. Ltd.	2,808,000	1,284,414
Shimao Property Holdings Ltd.	1,836,000	3,690,428
Shui On Land Ltd.	4,860,000	1,340,076
Sino-Ocean Land Holdings Ltd.	4,428,000	2,350,630
SOHO China Ltd.	2,376,000	1,800,128
Yuexiu Property Co. Ltd.[b]	6,912,000	1,424,962

		53,442,326
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.72%
GCL-Poly Energy Holdings Ltd.[a,b]	13,392,000	5,038,576
Hanergy Solar Group Ltd.[a,b]	15,074,000	2,097,644

		7,136,220
SPECIALTY RETAIL — 1.14%
Belle International Holdings Ltd.	6,264,000	7,724,017
GOME Electrical Appliances Holdings Ltd.[b]	13,608,000	2,279,382
Zhongsheng Group Holdings Ltd.	864,000	1,240,162

		11,243,561
TEXTILES, APPAREL & LUXURY GOODS — 0.40%
Anta Sports Products Ltd.	1,080,000	1,669,877

Security	Shares	Value
Shenzhou International Group Holdings Ltd.[b]	648,000	$2,262,684

		3,932,561
TRANSPORTATION INFRASTRUCTURE — 1.46%
Beijing Capital International Airport Co. Ltd. Class H	2,160,000	1,636,480
China Merchants Holdings (International) Co. Ltd.	1,728,000	6,134,015
COSCO Pacific Ltd.	2,160,000	2,894,454
Jiangsu Expressway Co. Ltd. Class H	1,728,000	2,199,785
Zhejiang Expressway Co. Ltd. Class H	1,728,000	1,516,248

		14,380,982
WATER UTILITIES — 0.68%
Beijing Enterprises Water Group Ltd.	4,320,000	3,094,839
Guangdong Investment Ltd.[b]	3,456,000	3,615,841

		6,710,680
WIRELESS TELECOMMUNICATION SERVICES — 7.92%
China Mobile Ltd.	8,208,000	77,997,178

		77,997,178

TOTAL COMMON STOCKS
(Cost: $1,028,779,730)		985,243,663

SHORT-TERM INVESTMENTS — 6.38%

MONEY MARKET FUNDS — 6.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	59,736,214	59,736,214
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	3,131,655	3,131,655
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	58,778	58,778

		62,926,647

TOTAL SHORT-TERM INVESTMENTS
(Cost: $62,926,647)		62,926,647

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

February 28, 2014

Value
TOTAL INVESTMENTS IN SECURITIES — 106.36%
(Cost: $1,091,706,377)	$1,048,170,310
Other Assets, Less Liabilities — (6.36)%	(62,683,736)

NET ASSETS — 100.00%	$985,486,574

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of February 28, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
1	H-Shares Index (Mar. 2014)	Hong Kong Futures Exchange	$63,774	$(754)

See notes to financial statements.

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI DENMARK CAPPED ETF

February 28, 2014

Security	Shares	Value
COMMON STOCKS — 99.85%

BEVERAGES — 6.17%
Carlsberg A/S Class B	12,947	$1,367,042
Royal Unibrew A/S	2,365	356,735

		1,723,777
BIOTECHNOLOGY — 7.31%
Bavarian Nordic A/Sa	13,926	259,030
Genmab A/Sa	9,350	422,585
Novozymes A/S Class B	26,521	1,234,482
Zealand Pharma A/Sa	8,998	125,733

		2,041,830
BUILDING PRODUCTS — 1.29%
Rockwool International A/S Class B	1,760	359,616

		359,616
CHEMICALS — 2.80%
Auriga Industries A/S Class Ba	5,962	190,895
Christian Hansen Holding A/S	14,212	589,986

		780,881
COMMERCIAL BANKS — 11.21%
Danske Bank A/Sa	79,211	2,099,353
Jyske Bank A/S Registered[a]	10,956	659,011
Sydbank A/Sa	13,717	370,146

		3,128,510
CONSTRUCTION & ENGINEERING — 1.58%
FLSmidth & Co. A/Sb	8,382	441,044

		441,044
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.86%
TDC A/S	108,471	1,078,065

		1,078,065
ELECTRICAL EQUIPMENT — 4.30%
Vestas Wind Systems A/Sa	33,165	1,199,393

		1,199,393
FOOD PRODUCTS — 1.60%
Schouw & Co. A/S	5,346	245,379
United International Enterprises Ltd.	1,012	201,347

		446,726
HEALTH CARE EQUIPMENT & SUPPLIES — 8.17%
Coloplast A/S Class B	15,191	1,280,372
GN Store Nord A/S	25,179	623,056
William Demant Holding A/Sa	4,180	376,526

		2,279,954

Security	Shares	Value
HOUSEHOLD DURABLES — 0.55%
Bang & Olufsen A/S Class Ba	13,728	$154,987

		154,987
INSURANCE — 4.14%
Alm. Brand A/Sa	47,619	237,958
Topdanmark A/Sa	17,017	474,313
TrygVesta A/S	4,587	443,156

		1,155,427
MACHINERY — 1.44%
NKT Holding A/S	5,940	401,270

		401,270
MARINE — 11.72%
A.P. Moeller-Maersk A/S Class A	67	785,558
A.P. Moeller-Maersk A/S Class B	159	1,945,161
D/S Norden A/S	6,567	323,908
DFDS A/S	2,618	216,103

		3,270,730
PHARMACEUTICALS — 24.12%
ALK-Abello A/Sb	2,134	276,471
Novo Nordisk A/S Class B	135,388	6,457,309

		6,733,780
ROAD & RAIL — 3.10%
DSV A/S	26,972	864,605

		864,605
SOFTWARE — 1.34%
SimCorp A/S	9,504	373,785

		373,785
SPECIALTY RETAIL — 0.77%
Matas A/Sa	7,623	215,156

		215,156
TEXTILES, APPAREL & LUXURY GOODS — 3.74%
IC Companys A/S	6,259	186,504
Pandora A/S	12,661	858,579

		1,045,083
TRADING COMPANIES & DISTRIBUTORS — 0.64%
Solar Holdings A/S Class B	2,673	178,098

		178,098

TOTAL COMMON STOCKS
(Cost: $22,454,581)		27,872,717

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI DENMARK CAPPED ETF

February 28, 2014

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.81%

MONEY MARKET FUNDS — 1.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	467,636	$467,636
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	24,516	24,516
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	14,149	14,149

		506,301

TOTAL SHORT-TERM INVESTMENTS
(Cost: $506,301)		506,301

TOTAL INVESTMENTS IN SECURITIES — 101.66%
(Cost: $22,960,882)		28,379,018
Other Assets, Less Liabilities — (1.66)%		(464,389)

NET ASSETS — 100.00%		$27,914,629

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

February 28, 2014

Security	Shares	Value
COMMON STOCKS — 75.84%

BRAZIL — 32.69%
ALL – America Latina Logistica SA	7,800	$22,538
AMBEV SA	82,800	598,315
Anhanguera Educacional Participacoes SA	7,200	40,469
Banco Bradesco SA	10,530	131,400
Banco do Brasil SA	15,000	132,919
Banco Santander (Brasil) SA Units	16,200	79,405
BB Seguridade Participacoes SA	11,100	110,715
BM&F Bovespa SA	33,000	142,256
BR Malls Participacoes SA	7,200	55,356
BR Properties SA	3,600	26,199
BRF SA	11,700	214,967
CCR SA	16,200	111,514
Centrais Eletricas Brasileiras SA	2,400	5,137
CETIP SA – Mercados Organizados	3,902	41,759
Cielo SA	6,364	172,994
Companhia de Saneamento Basico do Estado de Sao Paulo	6,000	55,223
Companhia de Saneamento de Minas Gerais SA	900	12,830
Companhia Hering SA	2,700	28,780
Companhia Siderurgica Nacional SA	12,600	55,179
Cosan SA Industria e Comercio	1,800	26,730
CPFL Energia SA	4,800	34,521
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,100	28,513
Duratex SA	5,440	25,314
EcoRodovias Infraestrutura e Logistica SA	3,600	19,032
EDP Energias do Brasil SA	4,800	18,349
Embraer SA	10,500	94,167
Estacio Participacoes SA	4,800	45,411
Fibria Celulose SAa	4,800	50,959
Hypermarcas SA	6,300	39,186
JBS SA	12,300	39,491
Kroton Educacional SA	3,300	61,734
Localiza Rent A Car SA	2,520	33,614
Lojas Americanas SA	1,800	9,555
Lojas Renner SA	2,400	59,281
M Dias Branco SA	600	21,036
MRV Engenharia e Participacoes SA	5,400	18,771
Multiplan Empreendimentos Imobiliarios SA	1,500	29,602

Security	Shares	Value
Natura Cosmeticos SA	3,300	$48,751
Odontoprev SA	5,700	20,911
Petroleo Brasileiro SA	50,700	281,932
Porto Seguro SA	1,800	25,027
Qualicorp SAa	3,600	32,733
Raia Drogasil SA	3,900	27,597
Souza Cruz SA	7,200	62,692
Sul America SA Units	2,283	14,630
TIM Participacoes SA	14,700	72,116
Totvs SA	2,100	29,091
Tractebel Energia SA	3,000	42,637
Transmissora Alianca de Energia Eletrica SA	2,100	16,217
Ultrapar Participacoes SA	5,700	127,250
Vale SA	23,100	326,327
WEG SA	3,900	51,071

		3,872,203
CHILE — 7.95%
AES Gener SA	54,798	28,696
Aguas Andinas SA Series A	56,964	34,903
Banco de Chile	304,449	38,867
Banco de Credito e Inversiones	543	29,716
Banco Santander (Chile) SA	1,077,867	58,360
CAP SA	1,002	15,704
Cencosud SA	19,482	59,373
Colbun SA	177,075	41,432
Compania Cervecerias Unidas SA	2,644	29,930
CorpBanca SA	2,284,425	27,182
E.CL SA	10,749	14,283
Empresa Nacional de Electricidad SA	59,880	81,353
Empresa Nacional de Telecomunicaciones SA	2,364	27,295
Empresas CMPC SA	22,287	53,741
Empresas Copec SA	7,482	100,016
Enersis SA	335,022	96,053
LATAM Airlines Group SA	5,001	77,493
S.A.C.I. Falabella SA	12,993	108,274
Vina Concha y Toro SA	9,528	18,743

		941,414
COLOMBIA — 5.26%
Almacenes Exito SA	1,131	13,931
Bancolombia SA SP ADR	5,991	302,546
Cementos Argos SA	1,146	5,149
Ecopetrol SA	375	641
Ecopetrol SA SP ADR	7,797	267,671

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

February 28, 2014

Security	Shares	Value
Grupo Argos SA	2,247	$20,501
Grupo de Inversiones Suramericana SA	759	12,300

		622,739
MEXICO — 27.47%
Alfa SAB de CV Series A	51,600	124,244
America Movil SAB de CV Series L	617,700	598,846
Arca Continental SAB de CV	6,000	31,472
Cemex SAB de CV CPO[a]	198,946	260,470
Coca-Cola FEMSA SAB de CV Series L	7,800	75,637
Compartamos SAB de CV	19,200	32,676
Controladora Comercial Mexicana SAB de CV BC Units	7,800	31,184
El Puerto de Liverpool SA de CV Series C1	3,900	40,404
Fibra Uno Administracion SA de CV	24,900	78,906
Fomento Economico Mexicano SAB de CV BD Units	34,500	295,631
Genomma Lab Internacional SAB de CV Series Ba,b	13,200	31,215
Grupo Aeroportuario del Pacifico SAB de CV Series B	6,300	33,816
Grupo Aeroportuario del Sureste SAB de CV Series B	4,200	46,870
Grupo Bimbo SAB de CV Series A	30,000	78,713
Grupo Carso SAB de CV Series A1	9,900	51,629
Grupo Comercial Chedraui SAB de CV	6,300	18,385
Grupo Financiero Banorte SAB de CV Series O	43,500	282,561
Grupo Financiero Inbursa SAB de CV Series O	38,700	92,745
Grupo Financiero Santander Mexico SAB de CV Series B	32,100	70,869
Grupo Mexico SAB de CV Series B	63,900	196,511
Grupo Televisa SAB de CV CPO	46,500	273,504
Industrias CH SAB de CV Series Ba	3,000	18,388
Industrias Penoles SAB de CV	2,310	56,136
Kimberly-Clark de Mexico SAB de CV Series A	29,400	71,101
Mexichem SAB de CV	18,068	58,893
Minera Frisco SAB de CV Series A1[a]	9,900	16,834
OHL Mexico SAB de CVa	10,200	25,677
Promotora y Operadora Infraestructura SAB de CVa	4,800	61,974

Security	Shares	Value
Wal-Mart de Mexico SAB de CV Series V	93,900	$199,154

		3,254,445
PERU — 2.47%
Cia de Minas Buenaventura SA SP ADR	3,330	41,958
Credicorp Ltd.	1,194	155,101
Southern Copper Corp.	3,138	95,740

		292,799

TOTAL COMMON STOCKS
(Cost: $10,963,206)		8,983,600

PREFERRED STOCKS — 23.79%

BRAZIL — 23.23%
AES Tiete SA	2,100	15,642
Banco Bradesco SA	37,240	435,370
Banco do Estado do Rio Grande do Sul SA Class B	2,100	10,248
Bradespar SA	3,900	35,578
Braskem SA Class A	2,100	14,518
Centrais Eletricas Brasileiras SA Class B	5,100	19,846
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	2,200	93,133
Companhia Energetica de Minas Gerais	12,091	69,510
Companhia Energetica de Sao Paulo Class B	3,000	28,896
Companhia Paranaense de Energia Class B	1,500	16,214
Gerdau SA	15,300	94,577
Itau Unibanco Holding SA	43,840	586,097
Itausa — Investimentos Itau SA	49,271	179,071
Klabin SA	8,700	43,202
Lojas Americanas SA	7,812	48,390
Marcopolo SA	7,800	15,460
Metalurgica Gerdau SA	5,100	39,102
Oi SA	10,861	16,691
Petroleo Brasileiro SA	74,400	432,832
Suzano Papel e Celulose SA Class A	5,400	20,527
Telefonica Brasil SA	5,400	99,355
Usinas Siderurgicas de Minas Gerais SA Class A	7,200	30,113
Vale SA Class A	32,700	407,210

		2,751,582

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

February 28, 2014

Security	Shares	Value
CHILE — 0.56%
Embotelladora Andina SA Class B	5,424	$21,040
Sociedad Quimica y Minera de Chile SA Series B	1,479	45,187

		66,227

TOTAL PREFERRED STOCKS
(Cost: $4,105,124)		2,817,809

RIGHTS — 0.01%

BRAZIL — 0.01%
Itausa – Investimentos Itau SAa	756	712

		712

TOTAL RIGHTS
(Cost: $0)		712

SHORT-TERM INVESTMENTS — 0.32%

MONEY MARKET FUNDS — 0.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	31,356	31,356
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,644	1,644
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,600	5,600

		38,600

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,600)		38,600

TOTAL INVESTMENTS IN SECURITIES — 99.96%
(Cost: $15,106,930)		11,840,721
Other Assets, Less Liabilities — 0.04%		5,305

NET ASSETS — 100.00%		$11,846,026

CPO  —  Certificates of Participation (Ordinary)

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MSCI FINLAND CAPPED ETF

February 28, 2014

Security	Shares	Value
COMMON STOCKS — 99.81%

AUTO COMPONENTS — 3.63%
Nokian Renkaat OYJ	15,741	$706,572

		706,572
BUILDING PRODUCTS — 0.97%
Uponor OYJ	10,769	189,936

		189,936
CHEMICALS — 1.35%
Kemira OYJ	17,006	263,534

		263,534
COMMERCIAL SERVICES & SUPPLIES — 1.10%
Caverion Corp.[a]	20,053	215,200

		215,200
COMMUNICATIONS EQUIPMENT — 16.61%
Nokia OYJ[a]	419,639	3,236,980

		3,236,980
CONSTRUCTION & ENGINEERING — 2.60%
Outotec OYJ[b]	27,533	271,514
YIT OYJ	19,074	235,648

		507,162
CONTAINERS & PACKAGING — 1.96%
Huhtamaki OYJ	13,244	382,302

		382,302
DIVERSIFIED FINANCIAL SERVICES — 2.43%
Pohjola Bank PLC Class A	20,372	472,698

		472,698
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.89%
Elisa OYJ	20,130	563,836

		563,836
ELECTRIC UTILITIES — 4.86%
Fortum OYJ	39,941	946,623

		946,623
ELECTRICAL EQUIPMENT — 0.82%
PKC Group OYJ	4,873	159,442

		159,442
FOOD & STAPLES RETAILING — 2.22%
Kesko OYJ Class B	9,669	432,948

		432,948
FOOD PRODUCTS — 0.88%
Atria PLC	6,787	82,959
HKScan OYJ Class A	16,038	88,825

		171,784

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.54%
Oriola-KD OYJ Class B	33,891	$105,787

		105,787
INSURANCE — 12.47%
Sampo OYJ Class A	47,938	2,430,554

		2,430,554
IT SERVICES — 1.36%
Tieto OYJ	10,461	265,847

		265,847
LEISURE EQUIPMENT & PRODUCTS — 2.08%
Amer Sports OYJ Class A	17,930	405,140

		405,140
MACHINERY — 17.93%
Cargotec Corp. OYJ Class B	6,039	269,741
Kone OYJ Class B	30,063	1,225,300
Konecranes OYJ	7,887	279,954
Metso OYJ	18,216	590,231
Valmet Corp.[a]	23,298	213,501
Wartsila OYJ Abp	15,499	916,838

		3,495,565
MEDIA — 0.74%
Sanoma OYJ	18,964	145,104

		145,104
METALS & MINING — 1.72%
Outokumpu OYJ[a,b]	241,384	142,590
Rautaruukki OYJ	16,412	192,447

		335,037
MULTILINE RETAIL — 0.71%
Stockmann OYJ Abp Class B	8,096	138,431

		138,431
OIL, GAS & CONSUMABLE FUELS — 2.13%
Neste Oil OYJ[b]	19,349	414,487

		414,487
PAPER & FOREST PRODUCTS — 9.79%
Metsa Board OYJ Class B	37,719	167,227
Stora Enso OYJ Class R	75,548	861,353
UPM-Kymmene OYJ	48,356	878,916

		1,907,496
PHARMACEUTICALS — 2.47%
Orion OYJ Class B	14,608	481,396

		481,396

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FINLAND CAPPED ETF

February 28, 2014

Security	Shares	Value
PROFESSIONAL SERVICES — 0.49%
Poyry OYJ[a]	16,588	$95,079

		95,079
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.96%
Citycon OYJ	51,282	201,860
Sponda OYJ	42,977	233,869
Technopolis OYJ	21,901	140,354

		576,083
SOFTWARE — 0.51%
F-Secure OYJ	33,077	99,592

		99,592
TRADING COMPANIES & DISTRIBUTORS — 1.59%
Cramo OYJ	6,391	136,817
Ramirent OYJ	13,585	172,244

		309,061

TOTAL COMMON STOCKS
(Cost: $16,749,219)		19,453,676

SHORT-TERM INVESTMENTS — 4.06%

MONEY MARKET FUNDS — 4.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	750,698	750,698
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	39,355	39,355
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,338	2,338

		792,391

TOTAL SHORT-TERM INVESTMENTS
(Cost: $792,391)		792,391

Value
TOTAL INVESTMENTS IN SECURITIES — 103.87%
(Cost: $17,541,610)	$20,246,067
Other Assets, Less Liabilities — (3.87)%	(754,846)

NET ASSETS — 100.00%	$19,491,221

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® MSCI INDONESIA ETF

February 28, 2014

Security	Shares	Value
COMMON STOCKS — 100.17%

AIRLINES — 0.16%
PT Garuda Indonesia (Persero) Tbk[a]	15,643,500	$646,815

		646,815
AUTO COMPONENTS — 0.41%
PT Gajah Tunggal Tbk	5,441,386	1,026,500
PT Selamat Sempurna Tbk	2,003,400	619,537

		1,646,037
AUTOMOBILES — 10.46%
PT Astra International Tbk	70,277,530	42,073,291

		42,073,291
BUILDING PRODUCTS — 0.30%
PT Arwana Citramulia Tbk	16,606,100	1,215,883

		1,215,883
CAPITAL MARKETS — 0.09%
PT Minna Padi Investama Tbk[a]	2,270,800	349,158

		349,158
COMMERCIAL BANKS — 27.66%
PT Bank Bukopin Tbk	11,047,199	570,964
PT Bank Central Asia Tbk	42,796,758	37,694,621
PT Bank Danamon Indonesia Tbk	11,642,160	4,091,654
PT Bank Mandiri (Persero) Tbk	32,405,480	25,401,832
PT Bank Negara Indonesia (Persero) Tbk	25,899,958	10,151,159
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	8,430,136	737,065
PT Bank Pembangunan Daerah Jawa Timur Tbk	10,434,000	411,644
PT Bank Rakyat Indonesia (Persero) Tbk	38,542,572	30,793,553
PT Bank Tabungan Negara (Persero) Tbk	14,679,526	1,365,655

		111,218,147
COMMERCIAL SERVICES & SUPPLIES — 0.49%
PT Hanson International Tbk[a]	37,956,707	1,961,756

		1,961,756
CONSTRUCTION & ENGINEERING — 1.15%
PT Adhi Karya (Persero) Tbk	3,128,200	630,544
PT Pembangunan Perumahan (Persero) Tbk	6,686,500	809,246
PT Surya Semesta Internusa Tbk	12,260,874	850,203
PT Total Bangun Persada Tbk	4,105,900	270,567
PT Waskita Karya (Persero) Tbk	11,709,100	670,734
PT Wijaya Karya (Persero) Tbk	7,467,139	1,379,706

		4,611,000

Security	Shares	Value
CONSTRUCTION MATERIALS — 5.84%
PT Indocement Tunggal Prakarsa Tbk	5,111,544	$9,884,931
PT Semen Baturaja Tbk[a]	8,584,600	275,825
PT Semen Gresik (Persero) Tbk	10,296,755	13,304,447

		23,465,203
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.73%
PT Telekomunikasi Indonesia (Persero) Tbk	157,481,990	31,539,808
PT XL Axiata Tbk	8,885,000	3,558,898

		35,098,706
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.30%
PT Erajaya Swasembada Tbk[a]	4,012,100	497,668
PT Sigmagold Inti Perkasa Tbk[a]	17,295,000	698,712

		1,196,380
FOOD PRODUCTS — 8.52%
PT Astra Agro Lestari Tbk	1,366,470	3,001,549
PT Bisi International Tbk	5,206,200	291,501
PT BW Plantation Tbk	5,992,752	704,635
PT Charoen Pokphand Indonesia Tbk	25,616,725	9,345,062
PT Indofood CBP Sukses Makmur Tbk	4,047,977	3,896,644
PT Indofood Sukses Makmur Tbk	15,239,730	9,418,991
PT Japfa Comfeed Indonesia Tbk	16,649,400	2,287,518
PT Malindo Feedmill Tbk	2,651,000	822,086
PT Nippon Indosari Corpindo Tbk	4,406,600	436,523
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	10,660,500	1,900,873
PT Salim Ivomas Pratama Tbk	13,796,100	968,543
PT Sampoerna Agro Tbk	2,303,772	372,088
PT Tiga Pilar Sejahtera Food Tbk	5,061,700	828,429

		34,274,442
GAS UTILITIES — 3.98%
PT Perusahaan Gas Negara (Persero) Tbk	37,871,907	15,985,214

		15,985,214
HOUSEHOLD PRODUCTS — 3.24%
PT Unilever Indonesia Tbk	5,297,604	13,039,800

		13,039,800
INSURANCE — 0.25%
PT Panin Financial Tbk[a]	44,084,878	1,017,723

		1,017,723
MACHINERY — 2.37%
PT United Tractors Tbk	5,827,596	9,525,251

		9,525,251

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA ETF

February 28, 2014

Security	Shares	Value
MARINE — 0.57%
PT Berlian Laju Tanker Tbk[a,b]	20,137,514	$—
PT Trada Maritime Tbk[a]	15,203,300	2,304,919

		2,304,919
MEDIA — 3.69%
PT Global Mediacom Tbk	24,389,000	4,590,401
PT Media Nusantara Citra Tbk	14,684,400	3,206,560
PT MNC Investama Tbk	87,067,300	2,437,495
PT MNC Sky Vision Tbk	2,450,300	443,245
PT Surya Citra Media Tbk	15,225,500	3,678,829
PT Visi Media Asia Tbk[a]	17,235,400	476,575

		14,833,105
METALS & MINING — 0.89%
PT Aneka Tambang (Persero) Tbk	11,596,766	1,038,904
PT Borneo Lumbung Energi & Metal Tbk[a]	18,456,300	232,115
PT Bumi Resources Minerals Tbk[a]	44,288,900	885,091
PT Krakatau Steel (Persero) Tbk[a]	11,040,500	466,004
PT Timah (Persero) Tbk	6,988,910	972,271

		3,594,385
MULTILINE RETAIL — 2.65%
PT Matahari Department Store Tbk[a]	5,065,000	6,108,192
PT Matahari Putra Prima Tbk	3,752,500	699,816
PT Mitra Adiperkasa Tbk	2,591,200	1,540,122
PT Multipolar Tbk	24,230,846	928,825
PT Ramayana Lestari Sentosa Tbk	11,074,100	1,364,111

		10,641,066
OIL, GAS & CONSUMABLE FUELS — 4.26%
PT Adaro Energy Tbk	49,979,439	4,283,706
PT Benakat Integra Tbk[a]	76,240,810	689,576
PT Bukit Asam (Persero) Tbk	2,800,050	2,309,456
PT Bumi Resources Tbk[a]	50,363,817	1,409,961
PT Energi Mega Persada Tbk[a]	124,289,542	974,274
PT Golden Eagle Energy Tbk[a]	942,834	475,112
PT Harum Energy Tbk	2,832,100	585,498
PT Indika Energy Tbk	5,423,900	261,641
PT Indo Tambangraya Megah Tbk	1,372,680	3,074,311
PT Medco Energi Internasional Tbk	5,202,952	1,138,384
PT Resource Alam Indonesia Tbk	1,575,500	230,713
PT Sugih Energy Tbk[a]	42,865,711	1,698,529

		17,131,161
PHARMACEUTICALS — 2.46%
PT Kalbe Farma Tbk	79,325,385	9,907,986

		9,907,986

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.36%
PT Agung Podomoro Land Tbk	21,148,500	$422,642
PT Alam Sutera Realty Tbk	34,131,516	1,690,552
PT Bakrieland Development Tbk[a]	114,490,736	167,658
PT Bekasi Fajar Industrial Estate Tbk[a]	8,410,500	420,199
PT Bumi Serpong Damai Tbk	24,303,722	3,213,560
PT Ciputra Development Tbk	36,889,822	3,098,249
PT Ciputra Property Tbk	9,610,040	616,718
PT Ciputra Surya Tbk	2,746,280	475,495
PT Gading Development Tbk[a]	13,607,000	79,703
PT Intiland Development Tbk	19,605,620	599,535
PT Kawasan Industri Jababeka Tbk	59,376,717	1,130,352
PT Lippo Cikarang Tbk[a]	1,448,600	920,271
PT Lippo Karawaci Tbk	68,112,462	5,515,179
PT Metropolitan Land Tbk	6,500,400	232,377
PT Modernland Realty Tbk[a]	30,458,318	1,104,570
PT Nirvana Development Tbk[a]	12,455,100	281,095
PT Pakuwon Jati Tbk	58,514,177	1,663,337
PT Sentul City Tbk[a]	76,332,550	1,117,800
PT Summarecon Agung Tbk	32,562,958	2,819,000

		25,568,292
ROAD & RAIL — 0.13%
PT Express Transindo Utama Tbk	3,744,000	503,113

		503,113
SPECIALTY RETAIL — 0.75%
PT ACE Hardware Indonesia Tbk	26,783,079	1,845,677
PT Electronic City Indonesia Tbk[a]	1,159,200	298,562
PT Mitra Pinasthika Mustika Tbk[a]	4,673,500	471,014
PT Tiphone Mobile Indonesia Tbk[a]	6,579,100	416,542

		3,031,795
TEXTILES, APPAREL & LUXURY GOODS — 0.13%
PT Sri Rejeki Isman Tbk[a]	22,718,000	502,931

		502,931
TOBACCO — 1.71%
PT Gudang Garam Tbk	1,669,842	6,861,182

		6,861,182
TRADING COMPANIES & DISTRIBUTORS — 0.65%
PT AKR Corporindo Tbk	6,063,968	2,381,919
PT Hexindo Adiperkasa Tbk	728,118	243,981

		2,625,900
TRANSPORTATION INFRASTRUCTURE — 1.19%
PT Citra Marga Nusaphala Persada Tbk[a]	3,390,200	912,600
PT Jasa Marga (Persero) Tbk	7,085,300	3,280,514
PT Nusantara Infrastructure Tbk[a]	26,109,900	573,523

		4,766,637

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA ETF

February 28, 2014

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.78%
PT Tower Bersama Infrastructure Tbk[a]	5,825,300	$3,136,198

		3,136,198

TOTAL COMMON STOCKS
(Cost: $495,039,067)		402,733,476

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	185,336	185,336

		185,336

TOTAL SHORT-TERM INVESTMENTS
(Cost: $185,336)		185,336

TOTAL INVESTMENTS IN SECURITIES — 100.21%
(Cost: $495,224,403)		402,918,812
Other Assets, Less Liabilities — (0.21)%		(856,255)

NET ASSETS — 100.00%		$402,062,557

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI IRELAND CAPPED ETF

February 28, 2014

Security	Shares	Value
COMMON STOCKS — 100.29%

AIRLINES — 7.24%
Aer Lingus Group PLC	2,714,938	$6,130,823
Ryanair Holdings PLC SP ADR[a]	103,566	5,878,406

		12,009,229
BEVERAGES — 4.49%
C&C Group PLC	1,095,192	7,445,141

		7,445,141
BUILDING PRODUCTS — 4.39%
Kingspan Group PLC	364,900	7,292,617

		7,292,617
CAPITAL MARKETS — 0.12%
TVC Holdings PLC	154,660	199,083

		199,083
COMMERCIAL BANKS — 12.09%
Bank of Ireland[a]	37,345,424	20,064,486

		20,064,486
CONSTRUCTION MATERIALS — 22.41%
CRH PLC	1,255,256	37,187,813

		37,187,813
CONTAINERS & PACKAGING — 4.27%
Smurfit Kappa Group PLC	254,118	7,086,190

		7,086,190
FOOD & STAPLES RETAILING — 0.97%
Fyffes PLC	609,998	766,674
Total Produce PLC	642,224	846,206

		1,612,880
FOOD PRODUCTS — 18.62%
Donegal Investment Group PLC	22,354	208,478
Glanbia PLC	462,398	6,996,315
Kerry Group PLC Class A	246,656	18,644,819
Origin Enterprises PLC	502,824	5,041,894

		30,891,506
HEALTH CARE PROVIDERS & SERVICES — 4.53%
UDG Healthcare PLC	1,213,518	7,514,427

		7,514,427
HOTELS, RESTAURANTS & LEISURE — 4.41%
Paddy Power PLC	87,412	7,321,015

		7,321,015
INSURANCE — 3.71%
FBD Holdings PLC	236,816	6,157,254

		6,157,254

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 0.12%
Datalex PLC[a]	113,242	$201,762

		201,762
LIFE SCIENCES TOOLS & SERVICES — 4.40%
ICON PLC[a]	155,882	7,301,513

		7,301,513
MARINE — 3.68%
Irish Continental Group PLC	147,026	6,112,258

		6,112,258
OIL, GAS & CONSUMABLE FUELS — 0.19%
San Leon Energy PLC[a]	4,470,230	314,640

		314,640
PROFESSIONAL SERVICES — 0.26%
CPL Resources PLC	41,902	425,366

		425,366
TRADING COMPANIES & DISTRIBUTORS — 4.39%
Grafton Group PLC Units	658,296	7,281,157

		7,281,157

TOTAL COMMON STOCKS
(Cost: $123,109,052)		166,418,337

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	20,530	20,530

		20,530

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,530)		20,530

TOTAL INVESTMENTS IN SECURITIES — 100.30%
(Cost: $123,129,582)		166,438,867
Other Assets, Less Liabilities — (0.30)%		(501,229)

NET ASSETS — 100.00%		$165,937,638

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

February 28, 2014

Security	Shares	Value
COMMON STOCKS — 100.00%

AIR FREIGHT & LOGISTICS — 4.78%
Freightways Ltd.	704,400	$2,858,742
Mainfreight Ltd.	400,800	4,324,155

		7,182,897
AIRLINES — 2.43%
Air New Zealand Ltd.	2,450,700	3,655,081

		3,655,081
CHEMICALS — 1.78%
Nuplex Industries Ltd.	946,275	2,679,513

		2,679,513
CONSTRUCTION MATERIALS — 14.48%
Fletcher Building Ltd.	2,747,925	21,750,252

		21,750,252
DIVERSIFIED TELECOMMUNICATION SERVICES — 11.78%
Chorus Ltd.	1,837,650	2,354,730
Telecom Corp. of New Zealand Ltd.	7,305,750	15,346,641

		17,701,371
ELECTRIC UTILITIES — 9.79%
Contact Energy Ltd.	1,384,800	6,225,143
Infratil Ltd.	2,203,725	4,073,696
Mighty River Power Ltd.	2,576,250	4,415,976

		14,714,815
FOOD PRODUCTS — 0.54%
Synlait Milk Ltd.[a]	261,975	810,058

		810,058
HEALTH CARE EQUIPMENT & SUPPLIES — 4.34%
Fisher & Paykel Healthcare Corp. Ltd.	1,935,675	6,522,068

		6,522,068
HEALTH CARE PROVIDERS & SERVICES — 9.07%
Metlifecare Ltd.	369,300	1,284,660
Ryman Healthcare Ltd.	1,420,200	9,427,252
Summerset Group Holdings Ltd.	1,022,400	2,920,843

		13,632,755
HOTELS, RESTAURANTS & LEISURE — 4.52%
SKYCITY Entertainment Group Ltd.	2,054,475	6,784,251

		6,784,251
INTERNET & CATALOG RETAIL — 3.49%
Trade Me Group Ltd.	1,610,550	5,250,667

		5,250,667

Security	Shares	Value
MEDIA — 4.52%
Sky Network Television Ltd.	1,321,200	$6,794,046

		6,794,046
MULTILINE RETAIL — 1.11%
Warehouse Group Ltd.(The)	567,975	1,665,571

		1,665,571
OIL, GAS & CONSUMABLE FUELS — 2.84%
New Zealand Oil & Gas Ltd.	2,192,925	1,455,658
Z Energy Ltd.	855,450	2,803,288

		4,258,946
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.93%
Goodman Property Trust	4,605,150	3,753,393
Kiwi Income Property Trust	3,872,325	3,660,436

		7,413,829
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.56%
Argosy Property Ltd.	2,397,150	1,853,069
Precinct Properties New Zealand Ltd.	4,081,950	3,498,456

		5,351,525
SOFTWARE — 6.16%
Diligent Board Member Services Inc.[a,b]	391,275	1,594,529
Xero Ltd.[a]	227,025	7,658,924

		9,253,453
SPECIALTY RETAIL — 1.25%
Kathmandu Holdings Ltd.	679,875	1,873,749

		1,873,749
TRANSPORTATION INFRASTRUCTURE — 8.63%
Auckland International Airport Ltd.	4,128,150	12,972,856

		12,972,856

TOTAL COMMON STOCKS
(Cost: $129,553,381)		150,267,703

SHORT-TERM INVESTMENTS — 1.09%

MONEY MARKET FUNDS — 1.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	1,533,549	1,533,549
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	80,396	80,396

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

February 28, 2014

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	19,273	$19,273

		1,633,218

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,633,218)		1,633,218

TOTAL INVESTMENTS IN SECURITIES — 101.09%
(Cost: $131,186,599)		151,900,921
Other Assets, Less Liabilities — (1.09)%		(1,634,735)

NET ASSETS — 100.00%		$150,266,186

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® MSCI NORWAY CAPPED ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.91%

AIRLINES — 0.87%
Norwegian Air Shuttle ASa,b	3,185	$137,161

		137,161
CHEMICALS — 4.88%
Borregaard ASA	12,210	76,835
Yara International ASA	17,050	692,700

		769,535
COMMERCIAL BANKS — 11.12%
DNB ASA	88,195	1,603,144
SpareBank 1 SMN	15,520	148,957

		1,752,101
COMMERCIAL SERVICES & SUPPLIES — 1.18%
Tomra Systems ASA	19,860	185,638

		185,638
COMPUTERS & PERIPHERALS — 0.05%
Thin Film Electronics ASA[a]	8,825	8,382

		8,382
DIVERSIFIED FINANCIAL SERVICES — 0.76%
Aker ASA Class A	3,650	120,326

		120,326
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.45%
Telenor ASA	60,125	1,330,759

		1,330,759
ENERGY EQUIPMENT & SERVICES — 22.51%
Aker Solutions ASA	19,450	327,576
Archer Ltd.[a]	46,250	54,039
BW Offshore Ltd.	62,860	78,063
Deep Sea Supply PLC[a]	24,685	42,234
Dolphin Group ASA[a]	45,520	39,510
Electromagnetic GeoServices ASa	32,980	40,902
Fred Olsen Energy ASA	4,390	144,355
Kvaerner ASA	30,730	66,169
Ocean Yield ASA	1,420	9,102
Petroleum Geo-Services ASA	24,890	272,124
Polarcus Ltd.[a]	68,475	47,433
Prosafe SE	29,805	215,416
Seadrill Ltd.	32,600	1,204,747
Sevan Drilling ASa	86,005	58,858
Songa Offshore SEa,b	40,614	19,456
Subsea 7 SA	28,700	548,514

Security	Shares	Value
TGS-NOPEC Geophysical Co. ASA	11,965	$378,462

		3,546,960
FOOD PRODUCTS — 8.21%
Austevoll Seafood ASA	15,580	92,580
Bakkafrost P/F	1,550	23,156
Cermaq ASA[b]	6,035	66,736
Leroey Seafood Group ASA	3,290	102,692
Marine Harvest ASA	31,725	351,353
Orkla ASA	83,140	657,793

		1,294,310
HOUSEHOLD DURABLES — 0.26%
BWG Homes ASA[a]	22,355	40,673

		40,673

INSURANCE — 5.47%
Gjensidige Forsikring ASA	23,720	498,473
Storebrand ASA[a]	57,405	364,111

		862,584
INTERNET SOFTWARE & SERVICES — 1.35%
Opera Software ASA	15,575	212,138

		212,138
IT SERVICES — 0.69%
Atea ASA	10,135	108,692

		108,692
MARINE — 2.27%
Golden Ocean Group Ltd.	59,315	130,392
Stolt-Nielsen Ltd.	4,605	141,816
Wilh Wilhelmsen ASA	8,850	85,679

		357,887
MEDIA — 3.75%
Schibsted ASA	8,945	590,510

		590,510
METALS & MINING — 4.27%
Norsk Hydro ASA	135,690	672,675

		672,675
OIL, GAS & CONSUMABLE FUELS — 21.17%
Det norske oljeselskap ASA[a,b]	9,790	106,381
DNO International ASA[a]	76,470	313,870
Hoegh LNG Holdings Ltd.[a,b]	6,300	51,738
Statoil ASA	108,305	2,863,547

		3,335,536
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.74%
Norwegian Property ASA	75,715	92,258

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NORWAY CAPPED ETF

February 28, 2014

Security	Shares	Value
Selvaag Bolig ASA[a]	8,020	$24,364

		116,622
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.91%
Nordic Semiconductor ASA[a]	21,230	130,052
REC Silicon ASA[a]	228,870	170,611

		300,663

TOTAL COMMON STOCKS
(Cost: $14,574,435)		15,743,152

SHORT-TERM INVESTMENTS — 2.02%

MONEY MARKET FUNDS — 2.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	302,187	302,187
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	15,842	15,842
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,189	1,189

		319,218

TOTAL SHORT-TERM INVESTMENTS
(Cost: $319,218)		319,218

TOTAL INVESTMENTS IN SECURITIES — 101.93%
(Cost: $14,893,653)		16,062,370
Other Assets, Less Liabilities — (1.93)%		(304,744)

NET ASSETS — 100.00%		$15,757,626

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® MSCI PHILIPPINES ETF

February 28, 2014

Security	Shares	Value
COMMON STOCKS — 99.29%

AIRLINES — 0.57%
Cebu Air Inc.	1,567,630	$1,771,859

		1,771,859
BEVERAGES — 0.40%
Pepsi-Cola Products Philippines Inc.	11,017,800	1,249,021

		1,249,021
CHEMICALS — 0.54%
D&L Industries Inc.	9,425,200	1,678,735

		1,678,735
COMMERCIAL BANKS — 14.08%
Asia United Bank[a]	606,500	985,129
Bank of the Philippine Islands	5,733,799	11,599,912
BDO Unibank Inc.	10,439,216	19,645,887
East West Banking Corp.[a]	2,100,700	1,331,910
Metropolitan Bank & Trust Co.	2,060,117	3,784,689
Philippine National Bank[a]	1,682,092	3,252,258
Rizal Commercial Banking Corp.	2,834,278	2,870,155

		43,469,940
CONSTRUCTION & ENGINEERING — 0.26%
EEI Corp.	3,199,127	788,404

		788,404
DIVERSIFIED FINANCIAL SERVICES — 8.07%
Ayala Corp.	1,317,498	16,987,120
Metro Pacific Investments Corp.	76,092,700	7,927,211

		24,914,331
ELECTRIC UTILITIES — 0.85%
First Philippine Holdings Corp.	1,633,559	2,624,088

		2,624,088
FOOD PRODUCTS — 7.16%
RFM Corp.	6,956,200	896,116
San Miguel Pure Foods Co. Inc.	244,610	1,254,973
Universal Robina Corp.	6,365,180	19,964,718

		22,115,807
HOTELS, RESTAURANTS & LEISURE — 5.05%
Jollibee Foods Corp.	3,069,353	11,758,919
Melco Crown Philippines Resorts Corp.[a]	11,314,600	3,295,392
PhilWeb Corp.	3,304,428	518,966

		15,573,277

Security	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 7.23%
Aboitiz Power Corp.	13,399,215	$11,662,586
Energy Development Corp.	54,773,020	7,178,720
First Gen Corp.	8,660,337	3,469,179

		22,310,485
INDUSTRIAL CONGLOMERATES — 22.38%
Aboitiz Equity Ventures Inc.	14,145,960	18,698,592
Alliance Global Group Inc.	15,018,439	10,094,167
DMCI Holdings Inc.	5,743,000	8,929,410
JG Summit Holdings Inc.	16,240,502	17,064,625
SM Investments Corp.	918,994	14,288,828

		69,075,622
MEDIA — 0.96%
ABS-CBN Holdings Corp. PDR	2,446,200	1,556,449
Lopez Holdings Corp.	13,665,650	1,393,048

		2,949,497
METALS & MINING — 1.06%
Atlas Consolidated Mining & Development Corp.	6,034,931	2,122,738
Nickel Asia Corp.	2,835,600	1,147,327

		3,270,065
OIL, GAS & CONSUMABLE FUELS — 1.18%
Cosco Capital Inc.[a]	14,610,400	3,044,175
Philex Petroleum Corp.[a]	3,130,600	592,664

		3,636,839
REAL ESTATE MANAGEMENT & DEVELOPMENT — 16.76%
Ayala Land Inc.	41,336,740	28,246,232
Belle Corp.[a]	30,988,967	3,776,856
Filinvest Land Inc.	72,589,590	2,374,388
SM Prime Holdings Inc.	43,754,335	14,311,937
Vista Land & Lifescapes Inc.	25,018,100	3,026,722

		51,736,135
TRANSPORTATION INFRASTRUCTURE — 2.67%
International Container Terminal Services Inc.	3,795,500	8,244,062

		8,244,062
WATER UTILITIES — 0.92%
Manila Water Co. Inc.	5,171,229	2,832,677

		2,832,677

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PHILIPPINES ETF

February 28, 2014

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 9.15%
Globe Telecom Inc.	242,055	$9,219,077
Philippine Long Distance Telephone Co.	314,907	19,020,707

		28,239,784

TOTAL COMMON STOCKS
(Cost: $327,710,080)		306,480,628

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	77,027	77,027

		77,027

TOTAL SHORT-TERM INVESTMENTS
(Cost: $77,027)		77,027

TOTAL INVESTMENTS IN SECURITIES — 99.31%
(Cost: $327,787,107)		306,557,655
Other Assets, Less Liabilities — 0.69%		2,124,842

NET ASSETS — 100.00%		$308,682,497

PDR  —  Philippine Depositary Receipt

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® MSCI POLAND CAPPED ETF

February 28, 2014

Security	Shares	Value
COMMON STOCKS — 99.93%

AIR FREIGHT & LOGISTICS — 0.47%
Integer.pl SAa	13,721	$1,453,640

		1,453,640
BUILDING PRODUCTS — 0.66%
Rovese SAa	3,319,711	2,033,261

		2,033,261
CAPITAL MARKETS — 0.42%
Midas SAa,b	5,590,131	1,295,511

		1,295,511
CHEMICALS — 4.16%
Boryszew SAa,b	8,982,477	1,665,349
Ciech SAa	229,065	2,559,491
Grupa Azoty SA	195,893	3,729,134
Synthos SA	2,565,032	4,543,262
Zaklady Chemiczne Police SA	59,296	377,900

		12,875,136
COMMERCIAL BANKS — 42.08%
Alior Bank SAa,b	156,741	5,041,347
Bank Handlowy w Warszawie SA	152,431	5,803,531
Bank Millennium SAa	2,054,457	6,182,756
Bank Pekao SA	469,535	30,001,740
Bank Zachodni WBK SA	101,587	14,122,291
Getin Holding SAb	1,947,492	2,579,033
Getin Noble Bank SAa,b	6,825,958	7,660,982
mBank SAb	63,657	11,485,868
Powszechna Kasa Oszczednosci Bank Polski SA	3,236,847	47,312,298

		130,189,846
CONSTRUCTION & ENGINEERING — 0.91%
Budimex SA	66,162	2,803,753

		2,803,753
DIVERSIFIED FINANCIAL SERVICES — 0.71%
Warsaw Stock Exchange SA	172,104	2,213,621

		2,213,621
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.91%
Netia SAa,b	1,554,277	2,521,423
Orange Polska SA	2,861,263	9,577,013

		12,098,436
ELECTRIC UTILITIES — 8.35%
ENEA SA	818,792	3,930,635
Polska Grupa Energetyczna SA	2,249,976	13,721,092

Security	Shares	Value
Tauron Polska Energia SA	4,700,941	$7,501,584
Zespol Elektrowni Patnow Adamow Konin SAa	81,288	673,072

		25,826,383
FOOD & STAPLES RETAILING — 1.40%
Eurocash SA	328,965	4,329,203

		4,329,203
FOOD PRODUCTS — 0.87%
Kernel Holding SAa	253,885	2,698,132

		2,698,132
INSURANCE — 9.44%
Powszechny Zaklad Ubezpieczen SA	200,131	29,216,277

		29,216,277
MACHINERY — 0.45%
Kopex SA	299,075	1,386,211

		1,386,211
MEDIA — 3.29%
Cyfrowy Polsat SAa	830,339	5,566,749
TVN SA	868,492	4,600,520

		10,167,269
METALS & MINING — 6.83%
Jastrzebska Spolka Weglowa SA	171,416	2,922,670
KGHM Polska Miedz SA	470,969	18,227,537

		21,150,207
OIL, GAS & CONSUMABLE FUELS — 12.20%
Grupa Lotos SAa	327,401	4,439,777
Lubelski Wegiel Bogdanka SA	156,162	6,555,650
Polski Koncern Naftowy Orlen SA	1,052,315	15,224,686
Polskie Gornictwo Naftowe i Gazownictwo SA	6,825,630	11,524,818

		37,744,931
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.63%
Globe Trade Centre SAa	1,317,403	3,214,455
LC Corp. SAa	2,403,652	1,416,487
Polski Holding Nieruchomosci SAa	42,477	409,934

		5,040,876
SOFTWARE — 2.15%
Asseco Poland SA	343,827	5,630,089
CD Projekt SAa	178,996	1,037,057

		6,667,146

TOTAL COMMON STOCKS
(Cost: $319,153,937)		309,189,839

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI POLAND CAPPED ETF

February 28, 2014

Security	Shares	Value
RIGHTS — 0.01%

CONSTRUCTION & ENGINEERING — 0.01%
Polimex-Mostostal SAa,b	1,272,872	$15,592

		15,592

TOTAL RIGHTS
(Cost: $0)		15,592

SHORT-TERM INVESTMENTS — 5.31%

MONEY MARKET FUNDS — 5.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	15,571,138	15,571,138
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	816,313	816,313
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	40,815	40,815

		16,428,266

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,428,266)		16,428,266

TOTAL INVESTMENTS IN SECURITIES — 105.25%
(Cost: $335,582,203)		325,633,697
Other Assets, Less Liabilities — (5.25)%		(16,231,176)

NET ASSETS — 100.00%		$309,402,521

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2014

	iShares MSCI All Peru Capped ETF	iShares MSCI China ETF	iShares MSCI Denmark Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$432,723,893	$1,028,779,730	$22,454,581
Affiliated (Note 2)	53,827	62,926,647	506,301

Total cost of investments	$432,777,720	$1,091,706,377	$22,960,882

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$302,985,818	$985,243,663	$27,872,717
Affiliated (Note 2)	53,827	62,926,647	506,301

Total fair value of investments	303,039,645	1,048,170,310	28,379,018
Foreign currency, at value[b]	133,581	771,969	6,887
Foreign currency pledged to broker, at value[b]	—	5,154	—
Receivables:
Investment securities sold	4,511,504	9,113,100	761,474
Dividends and interest	239,538	85,078	12,252
Capital shares sold	—	—	21,148

Total Assets	307,924,268	1,058,145,611	29,180,779

LIABILITIES
Payables:
Investment securities purchased	4,170,319	8,906,558	765,591
Collateral for securities on loan (Note 1)	—	62,867,869	492,152
Capital shares redeemed	—	402,916	—
Futures variation margin	—	213	—
Investment advisory fees (Note 2)	116,916	481,481	8,407

Total Liabilities	4,287,235	72,659,037	1,266,150

NET ASSETS	$303,637,033	$985,486,574	$27,914,629

Net assets consist of:
Paid-in capital	$453,758,510	$1,046,754,122	$22,533,965
Distributions in excess of net investment income	(897,190)	(853,733)	(8,057)
Accumulated net realized loss	(19,486,845)	(16,876,843)	(29,589)
Net unrealized appreciation (depreciation)	(129,737,442)	(43,536,972)	5,418,310

NET ASSETS	$303,637,033	$985,486,574	$27,914,629

Shares outstanding[c]	9,050,000	21,600,000	550,000

Net asset value per share	$33.55	$45.62	$50.75

[a]	Securities on loan with values of $ —, $58,297,148 and $468,567, respectively. See Note 1.
[b]	Cost of foreign currency including currency at broker, if any: $133,069, $777,274 and $6,833, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2014

	iShares MSCI Emerging Markets Latin America ETF	iShares MSCI Finland Capped ETF	iShares MSCI Indonesia ETF

ASSETS
Investments, at cost:
Unaffiliated	$15,068,330	$16,749,219	$495,039,067
Affiliated (Note 2)	38,600	792,391	185,336

Total cost of investments	$15,106,930	$17,541,610	$495,224,403

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$11,802,121	$19,453,676	$402,733,476
Affiliated (Note 2)	38,600	792,391	185,336

Total fair value of investments	11,840,721	20,246,067	402,918,812
Foreign currency, at value[b]	40,847	12,867	292,353
Receivables:
Investment securities sold	28,306	543,401	1,051,665
Dividends and interest	21,345	42,616	—

Total Assets	11,931,219	20,844,951	404,262,830

LIABILITIES
Payables:
Investment securities purchased	47,773	556,081	2,019,125
Collateral for securities on loan (Note 1)	33,000	790,053	—
Capital shares redeemed	—	—	9,622
Investment advisory fees (Note 2)	4,420	7,596	171,526

Total Liabilities	85,193	1,353,730	2,200,273

NET ASSETS	$11,846,026	$19,491,221	$402,062,557

Net assets consist of:
Paid-in capital	$15,697,750	$16,622,008	$527,137,350
Undistributed (distributions in excess of) net investment income	18,198	26,798	(722,836)
Undistributed net realized gain (accumulated net realized loss)	(604,377)	137,491	(32,060,345)
Net unrealized appreciation (depreciation)	(3,265,545)	2,704,924	(92,291,612)

NET ASSETS	$11,846,026	$19,491,221	$402,062,557

Shares outstanding[c]	300,000	550,000	15,550,000

Net asset value per share	$39.49	$35.44	$25.86

[a]	Securities on loan with values of $31,215, $745,260 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $40,413, $12,630 and $279,231, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2014

	iShares MSCI Ireland Capped ETF	iShares MSCI New Zealand Capped ETF	iShares MSCI Norway Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$123,109,052	$129,553,381	$14,574,435
Affiliated (Note 2)	20,530	1,633,218	319,218

Total cost of investments	$123,129,582	$131,186,599	$14,893,653

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$166,418,337	$150,267,703	$15,743,152
Affiliated (Note 2)	20,530	1,633,218	319,218

Total fair value of investments	166,438,867	151,900,921	16,062,370
Foreign currency, at value[b]	180,902	50,765	14,499
Receivables:
Investment securities sold	7,941,132	1,374,919	313,932
Due from custodian (Note 4)	650,202	407,381	—
Dividends	23,296	7,035	437

Total Assets	175,234,399	153,741,021	16,391,238

LIABILITIES
Payables:
Investment securities purchased	9,233,859	1,808,024	309,434
Collateral for securities on loan (Note 1)	—	1,613,945	318,029
Capital shares redeemed	9,755	—	—
Investment advisory fees (Note 2)	53,147	52,866	6,149

Total Liabilities	9,296,761	3,474,835	633,612

NET ASSETS	$165,937,638	$150,266,186	$15,757,626

Net assets consist of:
Paid-in capital	$118,729,919	$129,758,346	$14,654,646
Undistributed (distributions in excess of) net investment income	(859,489)	(443,791)	26,271
Undistributed net realized gain (accumulated net realized loss)	4,755,258	236,823	(92,144)
Net unrealized appreciation	43,311,950	20,714,808	1,168,853

NET ASSETS	$165,937,638	$150,266,186	$15,757,626

Shares outstanding[c]	4,100,000	3,750,000	500,000

Net asset value per share	$40.47	$40.07	$31.52

[a]	Securities on loan with values of $ —, $1,531,667 and $307,060, respectively. See Note 1.
[b]	Cost of foreign currency: $178,582, $50,264 and $14,363, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2014

	iShares MSCI Philippines ETF	iShares MSCI Poland Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$327,710,080	$319,153,937
Affiliated (Note 2)	77,027	16,428,266

Total cost of investments	$327,787,107	$335,582,203

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$306,480,628	$309,205,431
Affiliated (Note 2)	77,027	16,428,266

Total fair value of investments	306,557,655	325,633,697
Foreign currency, at value[b]	162,957	48,999
Receivables:
Investment securities sold	6,373,377	3,342,782
Dividends and interest	482,920	69,154
Capital shares sold	5,552	—

Total Assets	313,582,461	329,094,632

LIABILITIES
Payables:
Investment securities purchased	4,768,271	3,152,365
Collateral for securities on loan (Note 1)	—	16,387,451
Capital shares redeemed	—	2,662
Investment advisory fees (Note 2)	131,693	149,633

Total Liabilities	4,899,964	19,692,111

NET ASSETS	$308,682,497	$309,402,521

Net assets consist of:
Paid-in capital	$345,837,621	$318,045,536
Undistributed (distributions in excess of) net investment income	295,658	(344,300)
Undistributed net realized gain (accumulated net realized loss)	(16,222,931)	1,654,467
Net unrealized depreciation	(21,227,851)	(9,953,182)

NET ASSETS	$308,682,497	$309,402,521

Shares outstanding[c]	9,050,000	10,000,000

Net asset value per share	$34.11	$30.94

[a]	Securities on loan with values of $ — and $15,525,446, respectively. See Note 1.
[b]	Cost of foreign currency: $160,918 and $48,356, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2014

	iShares MSCI All Peru Capped ETF	iShares MSCI China ETF	iShares MSCI Denmark Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,218,486	$5,076,621	$36,329
Interest — unaffiliated	2,228	—	—
Interest — affiliated (Note 2)	42	74	1
Securities lending income — affiliated (Note 2)	—	479,326	937

Total investment income	1,220,756	5,556,021	37,267

EXPENSES
Investment advisory fees (Note 2)	919,419	3,188,725	39,269

Total expenses	919,419	3,188,725	39,269
Less investment advisory fees waived (Note 2)	(163,208)	—	—

Net expenses	756,211	3,188,725	39,269

Net investment income (loss)	464,545	2,367,296	(2,002)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,964,649)	(10,772,440)	(8,446)
In-kind redemptions — unaffiliated	3,387,007	11,232,281	—
Futures contracts	—	(2,250)	—
Foreign currency transactions	(6,235)	95	407

Net realized gain (loss)	(6,583,877)	457,686	(8,039)

Net change in unrealized appreciation/depreciation on:
Investments	4,181,831	28,256,496	4,941,435
Futures contracts	—	(754)	—
Translation of assets and liabilities in foreign currencies	6,540	(519)	247

Net change in unrealized appreciation/depreciation	4,188,371	28,255,223	4,941,682

Net realized and unrealized gain (loss)	(2,395,506)	28,712,909	4,933,643

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,930,961)	$31,080,205	$4,931,641

[a]	Net of foreign withholding tax of $8,510, $416,089 and $5,623, respectively.

See notes to financial statements.

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2014

	iShares MSCI Emerging Markets Latin America ETF	iShares MSCI Finland Capped ETF	iShares MSCI Indonesia ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$183,267	$61,769	$1,081,626
Interest — affiliated (Note 2)	2	—	24
Securities lending income — affiliated (Note 2)	219	7,550	—

	183,488	69,319	1,081,650
Less: Other foreign taxes (Note 1)	—	—	(5,718)

Total investment income	183,488	69,319	1,075,932

EXPENSES
Investment advisory fees (Note 2)	43,467	37,424	1,119,200

Total expenses	43,467	37,424	1,119,200
Less investment advisory fees waived (Note 2)	(12,145)	—	—

Net expenses	31,322	37,424	1,119,200

Net investment income (loss)	152,166	31,895	(43,268)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(133,982)	(80,231)	(12,969,628)
In-kind redemptions — unaffiliated	—	302,536	(1,753,553)
Foreign currency transactions	(3,775)	366	(75,176)

Net realized gain (loss)	(137,757)	222,671	(14,798,357)

Net change in unrealized appreciation/depreciation on:
Investments	(291,365)	2,797,626	35,040,387
Translation of assets and liabilities in foreign currencies	4,122	436	33,259

Net change in unrealized appreciation/depreciation	(287,243)	2,798,062	35,073,646

Net realized and unrealized gain (loss)	(425,000)	3,020,733	20,275,289

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(272,834)	$3,052,628	$20,232,021

[a]	Net of foreign withholding tax of $13,585, $10,901 and $270,449, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2014

	iShares MSCI Ireland Capped ETF	iShares MSCI New Zealand Capped ETF	iShares MSCI Norway Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$384,997	$3,043,236	$107,336
Interest — affiliated (Note 2)	51	20	1
Securities lending income — affiliated (Note 2)	—	45,607	2,215

Total investment income	385,048	3,088,863	109,552

EXPENSES
Investment advisory fees (Note 2)	277,163	349,584	33,351

Total expenses	277,163	349,584	33,351

Net investment income	107,885	2,739,279	76,201

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,092,716	(1,200,535)	68,347
In-kind redemptions — unaffiliated	3,981,247	7,334,679	—
Foreign currency transactions	15,775	74,877	1,455

Net realized gain	5,089,738	6,209,021	69,802

Net change in unrealized appreciation/depreciation on:
Investments	27,893,926	17,111,099	1,216,240
Translation of assets and liabilities in foreign currencies	5,731	1,141	207

Net change in unrealized appreciation/depreciation	27,899,657	17,112,240	1,216,447

Net realized and unrealized gain	32,989,395	23,321,261	1,286,249

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,097,280	$26,060,540	$1,362,450

[a]	Net of foreign withholding tax of $ —, $474,807 and $14,983, respectively.

See notes to financial statements.

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2014

	iShares MSCI Philippines ETF	iShares MSCI Poland Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,330,872	$3,367,774
Interest — affiliated (Note 2)	10	45
Securities lending income — affiliated (Note 2)	—	53,255

Total investment income	1,330,882	3,421,074

EXPENSES
Investment advisory fees (Note 2)	852,623	846,229

Total expenses	852,623	846,229

Net investment income	478,259	2,574,845

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,462,594)	(2,723,229)
In-kind redemptions — unaffiliated	8,387,431	27,316,410
Foreign currency transactions	(64,663)	106,937

Net realized gain (loss)	(1,139,826)	24,700,118

Net change in unrealized appreciation/depreciation on:
Investments	21,156,321	18,185,665
Translation of assets and liabilities in foreign currencies	3,746	43,163

Net change in unrealized appreciation/depreciation	21,160,067	18,228,828

Net realized and unrealized gain	20,020,241	42,928,946

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,498,500	$45,503,791

[a]	Net of foreign withholding tax of $570,374 and $596,199, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI All Peru Capped ETF		iShares MSCI China ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$464,545	$8,568,284	$2,367,296	$27,805,070
Net realized gain (loss)	(6,583,877)	7,406,802	457,686	(13,970,149)
Net change in unrealized appreciation/depreciation	4,188,371	(73,132,852)	28,255,223	(25,088,546)

Net increase (decrease) in net assets resulting from operations	(1,930,961)	(57,157,766)	31,080,205	(11,253,625)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,219,752)	(11,165,007)	(4,984,855)	(26,571,171)

Total distributions to shareholders	(1,219,752)	(11,165,007)	(4,984,855)	(26,571,171)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	61,148,867	403,190,277	232,536,404	994,982,284
Cost of shares redeemed	(67,925,965)	(354,010,608)	(129,220,248)	(450,222,700)

Net increase (decrease) in net assets from capital share transactions	(6,777,098)	49,179,669	103,316,156	544,759,584

INCREASE (DECREASE) IN NET ASSETS	(9,927,811)	(19,143,104)	129,411,506	506,934,788

NET ASSETS
Beginning of period	313,564,844	332,707,948	856,075,068	349,140,280

End of period	$303,637,033	$313,564,844	$985,486,574	$856,075,068

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(897,190)	$(141,983)	$(853,733)	$1,763,826

SHARES ISSUED AND REDEEMED
Shares sold	1,850,000	9,550,000	4,900,000	21,500,000
Shares redeemed	(2,050,000)	(8,350,000)	(2,800,000)	(10,800,000)

Net increase (decrease) in shares outstanding	(200,000)	1,200,000	2,100,000	10,700,000

See notes to financial statements.

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Denmark Capped ETF		iShares MSCI Emerging Markets Latin America ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(2,002)	$37,297	$152,166	$266,356
Net realized gain (loss)	(8,039)	704,405	(137,757)	(404,972)
Net change in unrealized appreciation/depreciation	4,941,682	254,122	(287,243)	(2,470,289)

Net increase (decrease) in net assets resulting from operations	4,931,641	995,824	(272,834)	(2,608,905)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,328)	(41,497)	(151,426)	(244,023)

Total distributions to shareholders	(6,328)	(41,497)	(151,426)	(244,023)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,579,187	10,416,530	—	10,347,284
Cost of shares redeemed	—	(7,824,241)	—	—

Net increase in net assets from capital share transactions	13,579,187	2,592,289	—	10,347,284

INCREASE (DECREASE) IN NET ASSETS	18,504,500	3,546,616	(424,260)	7,494,356

NET ASSETS
Beginning of period	9,410,129	5,863,513	12,270,286	4,775,930

End of period	$27,914,629	$9,410,129	$11,846,026	$12,270,286

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(8,057)	$273	$18,198	$17,458

SHARES ISSUED AND REDEEMED
Shares sold	300,000	300,000	—	200,000
Shares redeemed	—	(250,000)	—	—

Net increase in shares outstanding	300,000	50,000	—	200,000

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Finland Capped ETF		iShares MSCI Indonesia ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$31,895	$125,962	$(43,268)	$7,457,606
Net realized gain (loss)	222,671	372,242	(14,798,357)	13,383,265
Net change in unrealized appreciation/depreciation	2,798,062	216,572	35,073,646	(92,895,515)

Net increase (decrease) in net assets resulting from operations	3,052,628	714,776	20,232,021	(72,054,644)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,039)	(132,181)	(1,033,912)	(7,039,501)

Total distributions to shareholders	(5,039)	(132,181)	(1,033,912)	(7,039,501)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,373,177	9,608,014	219,763,815	421,510,821
Cost of shares redeemed	(1,580,412)	(2,749,907)	(229,668,020)	(231,720,862)

Net increase (decrease) in net assets from capital share transactions	6,792,765	6,858,107	(9,904,205)	189,789,959

INCREASE IN NET ASSETS	9,840,354	7,440,702	9,293,904	110,695,814

NET ASSETS
Beginning of period	9,650,867	2,210,165	392,768,653	282,072,839

End of period	$19,491,221	$9,650,867	$402,062,557	$392,768,653

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$26,798	$(58)	$(722,836)	$354,344

SHARES ISSUED AND REDEEMED
Shares sold	250,000	350,000	9,100,000	13,500,000
Shares redeemed	(50,000)	(100,000)	(9,400,000)	(7,550,000)

Net increase (decrease) in shares outstanding	200,000	250,000	(300,000)	5,950,000

See notes to financial statements.

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Ireland Capped ETF		iShares MSCI New Zealand Capped ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$107,885	$862,456	$2,739,279	$6,565,283
Net realized gain	5,089,738	312,985	6,209,021	9,647,202
Net change in unrealized appreciation/depreciation	27,899,657	14,920,858	17,112,240	(573,789)

Net increase in net assets resulting from operations	33,097,280	16,096,299	26,060,540	15,638,696

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,108,618)	(726,453)	(2,854,388)	(7,645,073)

Total distributions to shareholders	(1,108,618)	(726,453)	(2,854,388)	(7,645,073)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	60,206,754	60,392,188	13,610,412	87,427,396
Cost of shares redeemed	(10,378,711)	—	(31,631,489)	(54,603,181)

Net increase (decrease) in net assets from capital share transactions	49,828,043	60,392,188	(18,021,077)	32,824,215

INCREASE IN NET ASSETS	81,816,705	75,762,034	5,185,075	40,817,838

NET ASSETS
Beginning of period	84,120,933	8,358,899	145,081,111	104,263,273

End of period	$165,937,638	$84,120,933	$150,266,186	$145,081,111

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(859,489)	$141,244	$(443,791)	$(328,682)

SHARES ISSUED AND REDEEMED
Shares sold	1,700,000	2,300,000	350,000	2,450,000
Shares redeemed	(300,000)	—	(850,000)	(1,550,000)

Net increase (decrease) in shares outstanding	1,400,000	2,300,000	(500,000)	900,000

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Norway Capped ETF		iShares MSCI Philippines ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$76,201	$318,575	$478,259	$3,357,952
Net realized gain (loss)	69,802	388,491	(1,139,826)	16,306,245
Net change in unrealized appreciation/depreciation	1,216,447	(240,615)	21,160,067	(48,993,680)

Net increase (decrease) in net assets resulting from operations	1,362,450	466,451	20,498,500	(29,329,483)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(53,745)	(312,758)	(350,086)	(3,281,996)

Total distributions to shareholders	(53,745)	(312,758)	(350,086)	(3,281,996)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,117,501	8,686,162	107,443,428	369,760,274
Cost of shares redeemed	—	(2,982,737)	(96,733,388)	(157,704,634)

Net increase in net assets from capital share transactions	3,117,501	5,703,425	10,710,040	212,055,640

INCREASE IN NET ASSETS	4,426,206	5,857,118	30,858,454	179,444,161

NET ASSETS
Beginning of period	11,331,420	5,474,302	277,824,043	98,379,882

End of period	$15,757,626	$11,331,420	$308,682,497	$277,824,043

Undistributed net investment income included in net assets at end of period	$26,271	$3,815	$295,658	$167,485

SHARES ISSUED AND REDEEMED
Shares sold	100,000	300,000	3,250,000	9,900,000
Shares redeemed	—	(100,000)	(2,900,000)	(4,550,000)

Net increase in shares outstanding	100,000	200,000	350,000	5,350,000

See notes to financial statements.

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Poland Capped ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,574,845	$4,798,563
Net realized gain (loss)	24,700,118	(3,307,726)
Net change in unrealized appreciation/depreciation	18,228,828	25,857,173

Net increase in net assets resulting from operations	45,503,791	27,348,010

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,350,873)	(5,363,774)

Total distributions to shareholders	(6,350,873)	(5,363,774)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	217,932,093	230,906,729
Cost of shares redeemed	(225,615,011)	(102,593,788)

Net increase (decrease) in net assets from capital share transactions	(7,682,918)	128,312,941

INCREASE IN NET ASSETS	31,470,000	150,297,177

NET ASSETS
Beginning of period	277,932,521	127,635,344

End of period	$309,402,521	$277,932,521

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(344,300)	$3,431,728

SHARES ISSUED AND REDEEMED
Shares sold	7,550,000	8,800,000
Shares redeemed	(7,800,000)	(3,800,000)

Net increase (decrease) in shares outstanding	(250,000)	5,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI All Peru Capped ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Period from Jun. 19, 2009[a] to Aug. 31, 2009
Net asset value, beginning of period	$33.90	$41.33	$42.15	$36.28	$28.30	$25.20

Income from investment operations:
Net investment income (loss)[b]	0.05	0.94	0.99	1.02	0.97	(0.00)[c]
Net realized and unrealized gain (loss)[d]	(0.27)	(7.07)	(0.67)	5.79	7.78	3.10

Total from investment operations	(0.22)	(6.13)	0.32	6.81	8.75	3.10

Less distributions from:
Net investment income	(0.13)	(1.30)	(1.14)	(0.94)	(0.77)	—
Net realized gain	—	—	—	—	(0.00)[c,e]	—

Total distributions	(0.13)	(1.30)	(1.14)	(0.94)	(0.77)	—

Net asset value, end of period	$33.55	$33.90	$41.33	$42.15	$36.28	$28.30

Total return	(0.64)%[f]	(15.36)%	0.79%	18.68%	31.36%	12.18%[f]

Ratios/Supplemental data:
Net assets, end of period (000s)	$303,637	$313,565	$332,708	$472,091	$235,816	$70,751
Ratio of expenses to average net assets[g,h]	0.51%	0.51%	0.51%	0.51%	0.52%	0.54%
Ratio of expenses to average net assets prior to waived fees[g,h]	0.62%	0.61%	0.61%	0.59%	0.62%	0.66%
Ratio of net investment income (loss) to average net assets[g]	0.31%	2.24%	2.37%	2.29%	2.91%	(0.02)%
Portfolio turnover rate[i]	4%	11%	10%	9%	10%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary income dividends for tax purposes.
[f]	Not annualized.
[g]	Annualized for periods of less than one year.
[h]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[i]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI China ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Mar. 29, 2011[a] to Aug. 31, 2011
Net asset value, beginning of period	$43.90	$39.68	$44.50	$50.30

Income from investment operations:
Net investment income[b]	0.11	1.36	1.56	0.89
Net realized and unrealized gain (loss)[c]	1.83	3.88	(5.46)	(5.74)

Total from investment operations	1.94	5.24	(3.90)	(4.85)

Less distributions from:
Net investment income	(0.22)	(1.02)	(0.92)	(0.93)
Return of capital	—	—	—	(0.02)

Total distributions	(0.22)	(1.02)	(0.92)	(0.95)

Net asset value, end of period	$45.62	$43.90	$39.68	$44.50

Total return	4.39%[d]	13.40%	(8.80)%	(9.75)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$985,487	$856,075	$349,140	$22,252
Ratio of expenses to average net assets[e]	0.62%	0.61%	0.61%	0.58%
Ratio of net investment income to average net assets[e]	0.46%	3.02%	3.69%	4.23%
Portfolio turnover rate[f]	4%	10%	8%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Denmark Capped ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$37.64	$29.32	$26.12

Income from investment operations:
Net investment income (loss)[b]	(0.01)	0.33	0.32
Net realized and unrealized gain[c]	13.14	8.40	3.20

Total from investment operations	13.13	8.73	3.52

Less distributions from:
Net investment income	(0.02)	(0.41)	(0.32)

Total distributions	(0.02)	(0.41)	(0.32)

Net asset value, end of period	$50.75	$37.64	$29.32

Total return	34.88%[d]	29.94%	13.58%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$27,915	$9,410	$5,864
Ratio of expenses to average net assets[e]	0.53%	0.53%	0.53%
Ratio of net investment income (loss) to average net assets[e]	(0.03)%	0.96%	1.87%
Portfolio turnover rate[f]	8%	12%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Latin America ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Jan. 18, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$40.90	$47.76	$53.47

Income from investment operations:
Net investment income[b]	0.51	1.30	0.89
Net realized and unrealized gain (loss)[c]	(1.42)	(7.06)	(5.84)

Total from investment operations	(0.91)	(5.76)	(4.95)

Less distributions from:
Net investment income	(0.50)	(1.10)	(0.76)

Total distributions	(0.50)	(1.10)	(0.76)

Net asset value, end of period	$39.49	$40.90	$47.76

Total return	(2.29)%[d]	(12.28)%	(9.22)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,846	$12,270	$4,776
Ratio of expenses to average net assets[e]	0.49%	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets[e]	2.38%	2.71%	2.79%
Portfolio turnover rate[f]	2%	12%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2014, the year ended August 31, 2013 and the period ended August 31, 2012 were 2%, 12% and 3%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Finland Capped ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$27.57	$22.10	$25.63

Income from investment operations:
Net investment income[b]	0.07	0.90	1.01
Net realized and unrealized gain (loss)[c]	7.81	5.47	(3.50)

Total from investment operations	7.88	6.37	(2.49)

Less distributions from:
Net investment income	(0.01)	(0.90)	(1.00)
Return of capital	—	—	(0.04)

Total distributions	(0.01)	(0.90)	(1.04)

Net asset value, end of period	$35.44	$27.57	$22.10

Total return	28.59%[d]	29.10%	(9.52)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$19,491	$9,651	$2,210
Ratio of expenses to average net assets[e]	0.53%	0.53%	0.53%
Ratio of net investment income to average net assets[e]	0.45%	3.38%	7.04%
Portfolio turnover rate[f]	5%	12%	11%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Indonesia ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Period from May 5, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$24.78	$28.49	$31.43	$25.09	$23.58

Income from investment operations:
Net investment income (loss)[b]	(0.00)[c]	0.53	0.39	0.36	0.24
Net realized and unrealized gain (loss)[d]	1.15	(3.77)	(2.88)	6.23	1.35

Total from investment operations	1.15	(3.24)	(2.49)	6.59	1.59

Less distributions from:
Net investment income	(0.07)	(0.47)	(0.45)	(0.25)	(0.08)

Total distributions	(0.07)	(0.47)	(0.45)	(0.25)	(0.08)

Net asset value, end of period	$25.86	$24.78	$28.49	$31.43	$25.09

Total return	4.66%[e]	(11.67)%	(7.92)%	26.31%	6.75%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$402,063	$392,769	$282,073	$265,596	$11,290
Ratio of expenses to average net assets[f]	0.62%	0.61%	0.61%	0.59%	0.61%
Ratio of net investment income (loss) to average net assets[f]	(0.02)%	1.67%	1.31%	1.21%	3.02%
Portfolio turnover rate[g]	4%	15%	8%	16%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Ireland Capped ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Period from May 5, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$31.16	$20.90	$19.32	$18.85	$22.77

Income from investment operations:
Net investment income[b]	0.03	0.56	0.38	0.52	0.01
Net realized and unrealized gain (loss)[c]	9.61	10.06	1.56	0.66	(3.90)

Total from investment operations	9.64	10.62	1.94	1.18	(3.89)

Less distributions from:
Net investment income	(0.33)	(0.36)	(0.36)	(0.71)	(0.03)

Total distributions	(0.33)	(0.36)	(0.36)	(0.71)	(0.03)

Net asset value, end of period	$40.47	$31.16	$20.90	$19.32	$18.85

Total return	31.18%[d]	51.07%	10.11%	6.03%	(17.03)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$165,938	$84,121	$8,359	$4,830	$2,828
Ratio of expenses to average net assets[e]	0.49%	0.50%	0.53%	0.52%	0.53%
Ratio of net investment income to average net assets[e]	0.19%	2.03%	1.91%	2.47%	0.22%
Portfolio turnover rate[f]	26%	29%	21%	24%	23%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI New Zealand Capped ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Sept. 1, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$34.14	$31.12	$32.41	$25.55

Income from investment operations:
Net investment income[b]	0.73	1.45	1.25	1.41
Net realized and unrealized gain (loss)[c]	5.96	3.23	(0.50)	6.49

Total from investment operations	6.69	4.68	0.75	7.90

Less distributions from:
Net investment income	(0.76)	(1.66)	(2.04)	(1.04)

Total distributions	(0.76)	(1.66)	(2.04)	(1.04)

Net asset value, end of period	$40.07	$34.14	$31.12	$32.41

Total return	19.79%[d]	15.15%	3.30%	31.39%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$150,266	$145,081	$104,263	$134,494
Ratio of expenses to average net assets[e]	0.49%	0.51%	0.53%	0.51%
Ratio of net investment income to average net assets[e]	3.81%	4.07%	4.21%	4.65%
Portfolio turnover rate[f]	13%	26%	12%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Norway Capped ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Jan. 23, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$28.33	$27.37	$25.94

Income from investment operations:
Net investment income[b]	0.18	0.92	0.82
Net realized and unrealized gain[c]	3.14	0.85	1.26

Total from investment operations	3.32	1.77	2.08

Less distributions from:
Net investment income	(0.13)	(0.81)	(0.65)

Total distributions	(0.13)	(0.81)	(0.65)

Net asset value, end of period	$31.52	$28.33	$27.37

Total return	11.73%[d]	6.61%	8.32%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,758	$11,331	$5,474
Ratio of expenses to average net assets[e]	0.53%	0.53%	0.53%
Ratio of net investment income to average net assets[e]	1.21%	3.16%	5.16%
Portfolio turnover rate[f]	4%	10%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Philippines ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Sept. 28, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$31.93	$29.37	$24.74	$24.85

Income from investment operations:
Net investment income[b]	0.06	0.42	0.33	0.46
Net realized and unrealized gain (loss)[c]	2.16	2.47	4.62	(0.40)

Total from investment operations	2.22	2.89	4.95	0.06

Less distributions from:
Net investment income	(0.04)	(0.33)	(0.32)	(0.17)

Total distributions	(0.04)	(0.33)	(0.32)	(0.17)

Net asset value, end of period	$34.11	$31.93	$29.37	$24.74

Total return	6.94%[d]	9.81%	20.08%	0.29%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$308,682	$277,824	$98,380	$85,360
Ratio of expenses to average net assets[e]	0.62%	0.61%	0.61%	0.59%
Ratio of net investment income to average net assets[e]	0.35%	1.14%	1.21%	2.03%
Portfolio turnover rate[f]	10%	23%	25%	29%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Poland Capped ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Period from May 25, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$27.12	$24.31	$30.61	$27.52	$23.66

Income from investment operations:
Net investment income[b]	0.28	0.74	1.22	1.42	0.29
Net realized and unrealized gain (loss)[c]	4.27	2.94	(6.23)	2.10	3.74

Total from investment operations	4.55	3.68	(5.01)	3.52	4.03

Less distributions from:
Net investment income	(0.73)	(0.87)	(1.29)	(0.43)	(0.17)

Total distributions	(0.73)	(0.87)	(1.29)	(0.43)	(0.17)

Net asset value, end of period	$30.94	$27.12	$24.31	$30.61	$27.52

Total return	16.97%[d]	15.13%	(15.88)%	12.63%	17.10%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$309,403	$277,933	$127,635	$165,274	$59,176
Ratio of expenses to average net assets[e]	0.62%	0.61%	0.61%	0.59%	0.61%
Ratio of net investment income to average net assets[e]	1.89%	2.73%	5.03%	4.08%	4.05%
Portfolio turnover rate[f]	4%	21%	15%	23%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI All Peru Capped	Non-diversified
MSCI China	Non-diversified
MSCI Denmark Capped	Non-diversified
MSCI Emerging Markets Latin America	Non-diversified
MSCI Finland Capped	Non-diversified
MSCI Indonesia	Non-diversified

iShares ETF	Diversification Classification
MSCI Ireland Capped	Non-diversified
MSCI New Zealand Capped	Non-diversified
MSCI Norway Capped	Non-diversified
MSCI Phillippines	Non-diversified
MSCI Poland Capped	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI All Peru Capped
Assets:
Common Stocks	$302,985,818	$—	$—	$302,985,818
Money Market Funds	53,827	—	—	53,827

	$303,039,645	$—	$—	$303,039,645

MSCI China
Assets:
Common Stocks	$985,243,663	$—	$—	$985,243,663
Money Market Funds	62,926,647	—	—	62,926,647
Liabilities:
Futures Contracts[a]	(754)	—	—	(754)

	$1,048,169,556	$—	$—	$1,048,169,556

MSCI Denmark Capped
Assets:
Common Stocks	$27,872,717	$—	$—	$27,872,717
Money Market Funds	506,301	—	—	506,301

	$28,379,018	$—	$—	$28,379,018

MSCI Emerging Markets Latin America
Assets:
Common Stocks	$8,983,600	$—	$—	$8,983,600
Preferred Stocks	2,817,809	—	—	2,817,809
Rights	712	—	—	712
Money Market Funds	38,600	—	—	38,600

	$11,840,721	$—	$—	$11,840,721

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
MSCI Finland Capped
Assets:
Common Stocks	$19,453,676	$—	$—		$19,453,676
Money Market Funds	792,391	—	—		792,391

	$20,246,067	$—	$—		$20,246,067

MSCI Indonesia
Assets:
Common Stocks	$402,565,818	$167,658	$0	[b]	$402,733,476
Money Market Funds	185,336	—	—		185,336

	$402,751,154	$167,658	$—		$402,918,812

MSCI Ireland Capped
Assets:
Common Stocks	$166,418,337	$—	$—		$166,418,337
Money Market Funds	20,530	—	—		20,530

	$166,438,867	$—	$—		$166,438,867

MSCI New Zealand Capped
Assets:
Common Stocks	$150,267,703	$—	$—		$150,267,703
Money Market Funds	1,633,218	—	—		1,633,218

	$151,900,921	$—	$—		$151,900,921

MSCI Norway Capped
Assets:
Common Stocks	$15,743,152	$—	$—		$15,743,152
Money Market Funds	319,218	—	—		319,218

	$16,062,370	$—	$—		$16,062,370

MSCI Philippines
Assets:
Common Stocks	$306,480,628	$—	$—		$306,480,628
Money Market Funds	77,027	—	—		77,027

	$306,557,655	$—	$—		$306,557,655

MSCI Poland Capped
Assets:
Common Stocks	$309,189,839	$—	$—		$309,189,839
Rights	—	15,592	—		15,592
Money Market Funds	16,428,266	—	—		16,428,266

	$325,618,105	$15,592	$—		$325,633,697

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates.

As of February 28, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of February 28, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
MSCI China	$58,297,148
MSCI Denmark Capped	468,567
MSCI Emerging Markets Latin America	31,215
MSCI Finland Capped	745,260
MSCI New Zealand Capped	1,531,667
MSCI Norway Capped	307,060
MSCI Poland Capped	15,525,446

As of February 28, 2014, the value of the related collateral, as disclosed in the Funds’ schedules of investments, exceeded the market value of the securities on loan.

72	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares MSCI Ireland Capped and iShares MSCI New Zealand Capped ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

For its investment advisory services to each of the iShares MSCI All Peru Capped, iShares MSCI China, iShares MSCI Indonesia, iShares MSCI Philippines and iShares MSCI Poland Capped ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

BFA has voluntarily waived a portion of its investment advisory fee for the iShares MSCI All Peru Capped ETF in the amount of $163,208.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Denmark Capped	0.53%
MSCI Emerging Markets Latin America	0.68
MSCI Finland Capped	0.53
MSCI Norway Capped	0.53

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI Emerging Markets Latin America ETF through December 31, 2014 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. The Fund did not hold any iShares funds during the six months ended

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2014. In addition, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2014 in order to limit total annual operating expenses to 0.49% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income (commencing January 1, 2015 the amount each Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended February 28, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI China	$226,009
MSCI Denmark Capped	383
MSCI Emerging Markets Latin America	97
MSCI Finland Capped	3,403
MSCI New Zealand Capped	21,204
MSCI Norway Capped	1,002
MSCI Poland Capped	25,744

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income (for any Hurdle Date after January 1, 2015, each Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

74	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2014 were as follows:

iShares ETF	Purchases	Sales
MSCI All Peru Capped	$11,978,416	$11,737,412
MSCI China	39,031,739	38,613,962
MSCI Denmark Capped	1,215,060	1,220,200
MSCI Emerging Markets Latin America	290,447	279,364
MSCI Finland Capped	786,586	757,082
MSCI Indonesia	14,846,880	16,896,561
MSCI Ireland Capped	42,680,216	30,878,592
MSCI New Zealand Capped	19,025,102	19,226,934
MSCI Norway Capped	638,995	561,280
MSCI Philippines	28,703,457	29,831,577
MSCI Poland Capped	15,401,977	10,629,106

In-kind transactions (see Note 4) for the six months ended February 28, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI All Peru Capped	$61,076,701	$67,832,875
MSCI China	229,170,920	127,402,670
MSCI Denmark Capped	13,544,783	—
MSCI Finland Capped	8,336,417	1,579,783
MSCI Indonesia	217,931,775	227,623,071
MSCI Ireland Capped	48,057,448	10,060,316
MSCI New Zealand Capped	13,420,245	31,223,912
MSCI Norway Capped	3,115,112	—
MSCI Philippines	107,087,463	96,404,533
MSCI Poland Capped	211,017,309	224,006,471

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2019	Total
MSCI All Peru Capped	$5,043,213	$481,024	$5,524,237
MSCI China	2,963,144	—	2,963,144
MSCI Denmark Capped	13,707	—	13,707
MSCI Emerging Markets Latin America	82,195	—	82,195
MSCI Finland Capped	29,766	—	29,766
MSCI Indonesia	2,747,678	20,329	2,768,007
MSCI New Zealand Capped	3,025,776	—	3,025,776
MSCI Norway Capped	27,778	—	27,778
MSCI Philippines	1,838,808	—	1,838,808
MSCI Poland Capped	9,299,876	5	9,299,881

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of February 28, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI All Peru Capped	$435,710,595	$644,861	$(133,315,811)	$(132,670,950)
MSCI China	1,098,017,163	90,976,518	(140,823,371)	(49,846,853)
MSCI Denmark Capped	22,968,606	5,443,062	(32,650)	5,410,412
MSCI Emerging Markets Latin America	15,139,657	310,959	(3,609,895)	(3,298,936)
MSCI Finland Capped	17,581,749	2,945,032	(280,714)	2,664,318
MSCI Indonesia	502,606,463	2,024,498	(101,712,149)	(99,687,651)
MSCI Ireland Capped	124,466,854	43,309,285	(1,337,272)	41,972,013
MSCI New Zealand Capped	132,702,349	25,257,785	(6,059,213)	19,198,572
MSCI Norway Capped	14,970,568	1,764,794	(672,992)	1,091,802
MSCI Philippines	331,146,503	11,052,867	(35,641,715)	(24,588,848)
MSCI Poland Capped	343,317,407	14,064,088	(31,747,798)	(17,683,710)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares MSCI China ETF as of February 28, 2014 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$(754)

[a]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI China ETF during the six months ended February 28, 2014 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$(2,250)	$(754)

For the six months ended February 28, 2014, the average quarter-end number of contracts and notional value of open futures contracts for the iShares MSCI China ETF were 1 and $63,774, respectively.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

78	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI All Peru Capped	$0.030889	$—	$0.099877	$0.130766	24%	—%	76%	100%
MSCI Emerging Markets Latin America	0.339360	—	0.165393	0.504753	67	—	33	100
MSCI Indonesia	0.046772	—	0.024779	0.071551	65	—	35	100

SUPPLEMENTAL INFORMATION	79

Notes:

80	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	81

Notes:

82	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-86-0214

FEBRUARY 28, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI Australia Small-Cap ETF | EWAS | BATS
➢	iShares MSCI Brazil Small-Cap ETF | EWZS | NYSE Arca
➢	iShares MSCI Canada Small-Cap ETF | EWCS | BATS
➢	iShares MSCI China Small-Cap ETF | ECNS | NYSE Arca
➢	iShares MSCI Germany Small-Cap ETF | EWGS | BATS
➢	iShares MSCI Hong Kong Small-Cap ETF | EWHS | NYSE Arca
➢	iShares MSCI Singapore Small-Cap ETF | EWSS | NYSE Arca
➢	iShares MSCI United Kingdom Small-Cap ETF | EWUS | BATS

Fund Performance Overview

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

Performance as of February 28, 2014

The iShares MSCI Australia Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Australian equities, as represented by the MSCI Australia Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 5.23%, net of fees, while the total return for the Index was 5.32%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(13.65)%	(12.63)%	(13.57)%	(13.65)%	(12.63)%	(13.57)%
Since Inception	(3.31)%	(3.00)%	(3.25)%	(6.81)%	(6.18)%	(6.71)%

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,052.30	$3.00	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Materials	20.61%
Consumer Discretionary	19.07
Financials	18.03
Industrials	14.32
Energy	7.71
Health Care	6.40
Utilities	4.42
Information Technology	3.89
Telecommunication Services	3.05
Consumer Staples	2.50

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

BlueScope Steel Ltd.	2.47%
Challenger Ltd.	2.39
Ansell Ltd.	1.96
DUET Group	1.88
Primary Health Care Ltd.	1.68
Perpetual Ltd.	1.61
Aristocrat Leisure Ltd.	1.59
Downer EDI Ltd.	1.55
Spark Infrastructure Group	1.54
Arrium Ltd.	1.52

TOTAL	18.19%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI BRAZIL SMALL-CAP ETF

Performance as of February 28, 2014

The iShares MSCI Brazil Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Brazilian equities, as represented by the MSCI Brazil Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was -7.97%, net of fees, while the total return for the Index was -7.63%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(35.77)%	(35.86)%	(35.41)%	(35.77)%	(35.86)%	(35.41)%
Since Inception	(7.31)%	(7.38)%	(6.82)%	(22.89)%	(23.07)%	(21.47)%

The inception date of the Fund was 9/28/10. The first day of secondary market trading was 9/29/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$920.30	$2.95	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Consumer Discretionary	33.53%
Industrials	19.43
Financials	14.76
Utilities	12.51
Consumer Staples	8.92
Materials	5.33
Health Care	2.19
Energy	1.90
Information Technology	1.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Equatorial Energia SA	5.02%
Mills Estruturas e Servicos de Engenharia SA	3.38
PDG Realty SA Empreendimentos e Participacoes	2.86
Aliansce Shopping Centers SA	2.41
Iochpe-Maxion SA	2.40
Iguatemi Empresa de Shopping Centers SA	2.39
B2W Companhia Global do Varejo	2.38
Sao Martinho SA	2.32
Alupar Investimento SA Units	2.32
Gafisa SA	2.26

TOTAL	27.74%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI CANADA SMALL-CAP ETF

Performance as of February 28, 2014

The iShares MSCI Canada Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Canadian equities, as represented by the MSCI Canada Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 9.62%, net of fees, while the total return for the Index was 9.73%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.89%	7.22%	7.00%	6.89%	7.22%	7.00%
Since Inception	(0.39)%	(0.43)%	(0.20)%	(0.81)%	(0.90)%	(0.42)%

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,096.20	$3.07	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Energy	27.00%
Materials	23.78
Financials	14.99
Industrials	13.06
Consumer Discretionary	8.75
Information Technology	4.71
Utilities	4.11
Consumer Staples	2.61
Health Care	0.68
Telecommunication Services	0.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Constellation Software Inc.	1.68%
West Fraser Timber Co. Ltd.	1.60
Veresen Inc.	1.35
Gibson Energy Inc.	1.33
Progressive Waste Solutions Ltd.	1.30
Aimia Inc.	1.30
Stantec Inc.	1.26
Osisko Mining Corp.	1.25
MacDonald Dettwiler & Associates Ltd.	1.19
Canadian Western Bank	1.17

TOTAL	13.43%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI CHINA SMALL-CAP ETF

Performance as of February 28, 2014

The iShares MSCI China Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Chinese equities that are available to international investors, as represented by the MSCI China Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 14.27%, net of fees, while the total return for the Index was 13.81%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.88%	10.97%	11.07%	11.88%	10.97%	11.07%
Since Inception	0.32%	0.18%	(0.03)%	1.11%	0.60%	(0.10)%

The inception date of the Fund was 9/28/10. The first day of secondary market trading was 9/29/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,142.70	$3.29	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Consumer Discretionary	20.92%
Industrials	17.37
Information Technology	16.34
Financials	11.70
Materials	11.03
Consumer Staples	6.41
Health Care	6.29
Utilities	4.49
Energy	3.99
Telecommunication Services	1.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Kingsoft Corp. Ltd.	1.88%
Semiconductor Manufacturing International Corp.	1.57
Minth Group Ltd.	1.19
CITIC 21CN Co. Ltd.	1.15
China Medical System Holdings Ltd.	1.15
Shenzhen International Holdings Limited	1.11
Towngas China Co. Ltd.	1.09
REXLot Holdings Ltd.	1.08
Tong Ren Tang Technologies Co. Ltd. Class H	1.04
Sinopec Kantons Holdings Ltd.	1.02

TOTAL	12.28%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GERMANY SMALL-CAP ETF

Performance as of February 28, 2014

The iShares MSCI Germany Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization German equities, as represented by the MSCI Germany Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 25.55%, net of fees, while the total return for the Index was 25.95%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	32.67%	32.26%	32.90%	32.67%	32.26%	32.90%
Since Inception	30.42%	30.32%	30.29%	74.49%	74.21%	74.27%

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,255.50	$3.30	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Industrials	32.32%
Information Technology	15.51
Health Care	13.47
Financials	12.17
Consumer Discretionary	10.68
Materials	9.90
Telecommunication Services	4.65
Consumer Staples	0.72
Energy	0.58

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Symrise AG	4.62%
Bilfinger Berger SE	4.60
Wirecard AG	4.18
MTU Aero Engines Holding AG	3.66
Freenet AG	2.90
Rhoen Klinikum AG	2.80
LEG Immobilien AG	2.74
Stada Arzneimittel AG	2.58
Rheinmetall AG	2.51
Software AG	2.17

TOTAL	32.76%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI HONG KONG SMALL-CAP ETF

Performance as of February 28, 2014

The iShares MSCI Hong Kong Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Hong Kong equities, as represented by the MSCI Hong Kong Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 9.32%, net of fees, while the total return for the Index was 9.79%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.42%	12.05%	13.85%	13.42%	12.05%	13.85%
Since Inception	21.37%	20.77%	20.66%	51.26%	49.66%	49.47%

The inception date of the Fund was 1/10/12. The first day of secondary market trading was 1/12/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,093.20	$3.06	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Consumer Discretionary	47.35%
Financials	19.95
Industrials	12.63
Information Technology	9.76
Energy	5.04
Telecommunication Services	2.47
Materials	1.72
Health Care	1.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Techtronic Industries Co. Ltd.	6.49%
Esprit Holdings Ltd.	6.29
Melco International Development Ltd.	5.52
Wing Hang Bank Ltd.	4.39
Television Broadcasts Ltd.	3.58
VTech Holdings Ltd.	3.27
Johnson Electric Holdings Ltd.	2.78
Xinyi Glass Holdings Co. Ltd.	2.75
FIH Mobile Ltd.	2.15
Macau Legend Development Ltd.	2.05

TOTAL	39.27%

*	Excludes money market funds.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

Performance as of February 28, 2014

The iShares MSCI Singapore Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Singaporean equities, as represented by the MSCI Singapore Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was -1.19%, net of fees, while the total return for the Index was -1.20%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(11.17)%	(11.41)%	(12.23)%	(11.17)%	(11.41)%	(12.23)%
Since Inception	14.27%	13.69%	12.95%	32.98%	31.54%	29.76%

The inception date of the Fund was 1/10/12. The first day of secondary market trading was 1/12/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$988.10	$2.91	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Financials	51.29%
Industrials	18.22
Energy	7.10
Consumer Discretionary	6.29
Consumer Staples	6.03
Information Technology	4.01
Health Care	3.06
Telecommunication Services	2.14
Utilities	1.08
Materials	0.78

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Suntec REIT	6.17%
SATS Ltd.	3.49
Venture Corp. Ltd.	3.39
Singapore Post Ltd.	3.32
Ezion Holdings Ltd.	3.23
Keppel REIT Management Ltd.	2.81
Mapletree Greater China Commercial Trust	2.69
Mapletree Commercial Trust	2.60
Mapletree Logistics Trust	2.60
Mapletree Industrial Trust	2.50

TOTAL	32.80%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

Performance as of February 28, 2014

The iShares MSCI United Kingdom Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.K. equities, as represented by the MSCI United Kingdom Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 27.70%, net of fees, while the total return for the Index was 28.21%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	43.76%	42.86%	44.78%	43.76%	42.86%	44.78%
Since Inception	34.00%	33.82%	34.81%	84.68%	84.16%	87.23%

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,277.00	$3.33	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Consumer Discretionary	23.80%
Industrials	21.11
Financials	20.40
Information Technology	10.25
Materials	8.36
Energy	5.88
Health Care	3.17
Consumer Staples	2.88
Utilities	2.60
Telecommunication Services	1.55

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/14

Security	Percentage of Total Investments*

St James’s Place PLC	1.63%
Ashtead Group PLC	1.61
Barratt Developments PLC	1.58
Taylor Wimpey PLC	1.47
Mondi PLC	1.47
Berkeley Group Holdings PLC (The)	1.24
DS Smith PLC	1.21
Drax Group PLC	1.18
Informa PLC	1.15
Daily Mail & General Trust PLC Class A NVS	1.08

TOTAL	13.62%

*	Excludes money market funds.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2013 and held through February 28, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 100.20%

AIRLINES — 0.34%
Virgin Australia Holdings Ltd.[a]	22,632	$7,088

		7,088
AUTO COMPONENTS — 0.46%
ARB Corp. Ltd.	918	9,554

		9,554
BIOTECHNOLOGY — 1.15%
Mesoblast Ltd.[a,b]	2,644	13,533
Sirtex Medical Ltd.	770	10,315

		23,848
BUILDING PRODUCTS — 0.73%
GWA Group Ltd.	3,462	8,984
Hills Ltd.	3,446	6,075

		15,059
CAPITAL MARKETS — 5.25%
BT Investment Management Ltd.	1,166	6,553
IOOF Holdings Ltd.	3,308	26,641
Magellan Financial Group Ltd.	1,694	19,812
Perpetual Ltd.	725	33,548
Platinum Asset Management Ltd.	3,418	22,175

		108,729
CHEMICALS — 1.97%
DuluxGroup Ltd.	6,358	30,552
Nufarm Ltd.	2,928	10,219

		40,771
COMMERCIAL SERVICES & SUPPLIES — 5.52%
Cabcharge Australia Ltd.	1,950	7,556
Credit Corp. Group Ltd.	668	5,559
Downer EDI Ltd.	7,336	32,298
Mineral Resources Ltd.	2,188	23,554
Programmed Maintenance Services Ltd.	1,810	4,859
Tox Free Solutions Ltd.	2,150	6,407
Transfield Services Ltd.	7,732	6,123
Transpacific Industries Group Ltd.[a]	26,660	28,031

		114,387
CONSTRUCTION & ENGINEERING — 3.63%
Ausdrill Ltd.	4,872	4,251
Cardno Ltd.	2,226	12,509
Decmil Group Ltd.	1,980	3,845
Forge Group Ltd.[c]	1,340	—
MACA Ltd.	2,076	4,867

Security	Shares	Value

Monadelphous Group Ltd.[b]	1,388	$21,699
NRW Holdings Ltd.	4,522	5,058
RCR Tomlinson Ltd.	2,208	6,520
UGL Ltd.	2,830	16,334

		75,083
CONSTRUCTION MATERIALS — 2.52%
Adelaide Brighton Ltd.	7,596	28,413
CSR Ltd.	8,530	23,662

		52,075
CONSUMER FINANCE — 0.56%
FlexiGroup Ltd.	3,336	11,553

		11,553
CONTAINERS & PACKAGING — 1.11%
Orora Ltd.	20,000	22,908

		22,908
DISTRIBUTORS — 0.97%
Breville Group Ltd.	1,422	12,369
Pacific Brands Ltd.	15,524	7,779

		20,148
DIVERSIFIED CONSUMER SERVICES — 2.54%
G8 Education Ltd.	4,006	14,877
Invocare Ltd.	1,760	17,639
Navitas Ltd.	3,098	20,099

		52,615
DIVERSIFIED FINANCIAL SERVICES — 2.55%
Bentham IMF Ltd.	2,000	3,042
Challenger Ltd.	8,940	49,680

		52,722
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.06%
Amcom Telecommunications Ltd.	3,422	6,278
iiNET Ltd.	2,058	14,383
M2 Group Ltd.	2,396	13,400
NEXTDC Ltd.[a]	2,850	5,764
TPG Telecom Ltd.	4,696	23,574

		63,399
ELECTRIC UTILITIES — 1.55%
Spark Infrastructure Group	20,936	32,036

		32,036
FOOD PRODUCTS — 2.51%
Australian Agricultural Co. Ltd.[a]	6,055	6,854
Goodman Fielder Ltd.	29,052	16,248
GrainCorp Ltd. Class A	3,022	21,715
Tassal Group Ltd.	2,188	7,147

		51,964

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

GAS UTILITIES — 0.83%
Envestra Ltd.	15,138	$17,136

		17,136
HEALTH CARE EQUIPMENT & SUPPLIES — 1.96%
Ansell Ltd.	2,504	40,669

		40,669
HEALTH CARE PROVIDERS & SERVICES — 2.65%
Primary Health Care Ltd.	8,060	34,909
Sigma Pharmaceuticals Ltd.	18,382	10,445
Virtus Health Ltd.[a]	1,346	9,443

		54,797
HOTELS, RESTAURANTS & LEISURE — 4.08%
Ainsworth Game Technology Ltd.	1,882	7,073
Ardent Leisure Group	6,926	14,317
Aristocrat Leisure Ltd.	7,422	33,075
Corporate Travel Management Ltd.	586	2,957
Domino’s Pizza Enterprises Ltd.	1,092	20,003
Retail Food Group Ltd.	1,720	6,942

		84,367
HOUSEHOLD DURABLES — 0.30%
G.U.D Holdings Ltd.[b]	1,220	6,299

		6,299
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.18%
Energy World Corp. Ltd.[a,b]	12,254	3,619

		3,619
INSURANCE — 0.58%
Steadfast Group Ltd.[a]	8,442	12,087

		12,087
INTERNET & CATALOG RETAIL — 0.36%
Webjet Ltd.	1,066	2,900
Wotif.com Holdings Ltd.	1,974	4,504

		7,404
INTERNET SOFTWARE & SERVICES — 1.46%
carsales.com Ltd.	3,194	30,325

		30,325
IT SERVICES — 2.29%
Iress Ltd.	2,238	18,585
Recall Holdings Ltd.[a]	5,320	20,851
SMS Management & Technology Ltd.	1,152	4,103
UXC Ltd.	4,576	3,808

		47,347

Security	Shares	Value

MACHINERY — 0.58%
Austin Engineering Ltd.	806	$1,659
Bradken Ltd.	2,764	10,338

		11,997
MARINE — 0.54%
Mermaid Marine Australia Ltd.	5,162	11,225

		11,225
MEDIA — 4.10%
APN News & Media Ltd.[a]	11,862	6,899
Fairfax Media Ltd.	34,348	29,046
Seven West Media Ltd.	11,010	21,773
Southern Cross Media Group Ltd.	8,654	10,919
STW Communications Group Ltd.	5,528	7,371
Ten Network Holdings Ltd.[a]	29,002	8,954

		84,962
METALS & MINING — 15.12%
Aquarius Platinum Ltd.[a]	7,818	5,002
Arrium Ltd.	22,936	31,710
Atlas Iron Ltd.	14,034	12,747
BC Iron Ltd.	2,028	9,037
Beadell Resources Ltd.[a,b]	11,864	8,069
BlueScope Steel Ltd.[a]	9,350	51,456
Cudeco Ltd.[a,b]	2,326	3,788
Evolution Mining Ltd.	7,704	6,446
Grange Resources Ltd.	6,466	1,678
Independence Group NL	3,504	12,950
Kingsgate Consolidated Ltd.[b]	2,454	2,679
Lynas Corp. Ltd.[a,b]	33,920	9,258
Medusa Mining Ltd.[a]	3,346	6,497
Metals X Ltd.[a]	14,988	3,018
Mineral Deposits Ltd.[a]	1,592	3,376
Mirabela Nickel Ltd.[a,b,c]	14,470	—
Mount Gibson Iron Ltd.	10,548	8,070
Northern Star Resources Ltd.	7,266	7,477
OM Holdings Ltd.[a]	4,710	2,044
OZ Minerals Ltd.	5,126	17,201
PanAust Ltd.	8,386	13,245
Papillon Resources Ltd.[a]	4,604	5,850
Perseus Mining Ltd.[a]	8,894	3,422
Regis Resources Ltd.	5,280	10,773
Resolute Mining Ltd.[a]	11,498	6,225
Sandfire Resources NLa	1,554	8,330
Silver Lake Resources Ltd.[a]	7,480	3,882
Sims Metal Management Ltd.[a]	2,750	24,018
Sirius Resources NLa	3,590	7,839

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

St Barbara Ltd.[a]	8,996	$2,818
Sundance Resources Ltd.[a]	43,340	3,801
Syrah Resources Ltd.[a]	1,500	3,678
Tiger Resources Ltd.[a]	12,770	4,399
Western Areas NL	3,210	9,422
Western Desert Resources Ltd.[a]	5,352	2,897

		313,102
MULTI-UTILITIES — 1.89%
DUET Group	20,622	39,122

		39,122
MULTILINE RETAIL — 2.53%
David Jones Ltd.	8,596	25,461
Myer Holdings Ltd.	9,698	22,737
Reject Shop Ltd. (The)	454	4,160

		52,358
OIL, GAS & CONSUMABLE FUELS — 7.75%
Aquila Resources Ltd.[a]	3,192	7,569
Aurora Oil and Gas Ltd.[a]	6,794	25,413
AWE Ltd.[a]	8,500	10,839
Beach Energy Ltd.	21,400	31,406
Buru Energy Ltd.[a]	3,646	4,764
Drillsearch Energy Ltd.[a]	6,400	9,163
Energy Resources of Australia Ltd.[a]	3,042	3,974
Horizon Oil Ltd.[a]	17,960	5,384
Karoon Gas Australia Ltd.[a]	3,604	10,062
Maverick Drilling & Exploration Ltd.[a]	4,376	1,449
Paladin Energy Ltd.[a,b]	14,874	6,921
Red Fork Energy Ltd.[a]	6,922	1,084
Roc Oil Co. Ltd.[a]	11,054	4,699
Senex Energy Ltd.[a]	14,914	10,343
Sundance Energy Australia Ltd.[a]	7,400	6,423
Whitehaven Coal Ltd.[a]	12,400	20,916

		160,409
PAPER & FOREST PRODUCTS — 0.00%
Gunns Ltd.[a,b,c]	15,059	—

		—
PHARMACEUTICALS — 0.67%
Acrux Ltd.	2,644	4,992
Mayne Pharma Group Ltd.[a]	7,700	6,374
Starpharma Holdings Ltd.[a]	4,200	2,537

		13,903
PROFESSIONAL SERVICES — 1.38%
McMillan Shakespeare Ltd.	874	8,439
SAI Global Ltd.	3,572	12,882

Security	Shares	Value

Skilled Group Ltd.	2,630	$7,272

		28,593
REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.38%
Abacus Property Group	4,582	9,471
Astro Japan Property Trust	1,092	3,889
Australand Property Group	5,704	19,958
BWP Trust	8,340	17,762
Challenger Diversified Property Group	1,702	3,869
Charter Hall Group	3,652	13,137
Charter Hall Retail REIT	5,100	16,429
Commonwealth Property Office Fund	22,350	25,000
Cromwell Group	21,260	18,834
Investa Office Fund	10,302	29,500
Shopping Centres Australasia Property Group	10,778	15,673

		173,522
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.55%
Aveo Group	6,149	11,445

		11,445
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.16%
Silex Systems Ltd.[a]	1,812	3,356

		3,356
SPECIALTY RETAIL — 3.77%
Automotive Holdings Group	2,874	9,670
Cash Converters International Ltd.	4,346	3,520
JB Hi-Fi Ltd.	1,670	27,467
Premier Investments Ltd.	1,462	10,636
Super Retail Group Ltd.	2,276	22,485
Thorn Group Ltd.	2,340	4,355

		78,133
TRANSPORTATION INFRASTRUCTURE — 1.67%
Macquarie Atlas Roads Group	6,504	18,333
Qube Logistics Holdings Ltd.	8,512	16,224

		34,557

TOTAL COMMON STOCKS
(Cost: $2,102,825)		2,074,673

PREFERRED STOCKS — 0.25%

PAPER & FOREST PRODUCTS — 0.00%
Gunns Ltd.[c]	22	—

		—

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.25%
Multiplex SITES Trust	70	$5,222

		5,222

TOTAL PREFERRED STOCKS
(Cost: $6,267)		5,222

RIGHTS — 0.05%

MEDIA — 0.05%
APN News & Media Ltd.[a]	4,090	1,061

		1,061

TOTAL RIGHTS
(Cost: $0)		1,061

SHORT-TERM INVESTMENTS — 3.64%

MONEY MARKET FUNDS — 3.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	71,100	71,100
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	3,727	3,727
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	484	484

		75,311

TOTAL SHORT-TERM INVESTMENTS
(Cost: $75,311)		75,311

TOTAL INVESTMENTS IN SECURITIES — 104.14%
(Cost: $2,184,403)		2,156,267
Other Assets, Less Liabilities — (4.14)%		(85,802)

NET ASSETS — 100.00%		$2,070,465

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 85.72%

AUTO COMPONENTS — 2.10%
Autometal SA	33,000	$222,496
MAHLE Metal Leve SA	39,600	403,459

		625,955
BUILDING PRODUCTS — 0.42%
Portobello SA	66,000	124,315

		124,315
CHEMICALS — 0.20%
Fertilizantes Heringer SAa	19,805	58,245

		58,245
COMMERCIAL BANKS — 0.02%
Banco ABC Brasil SAa	1,528	4,579

		4,579
COMMERCIAL SERVICES & SUPPLIES — 2.09%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	49,510	625,233

		625,233
CONSTRUCTION MATERIALS — 2.45%
Eternit SA	82,500	293,129
Magnesita Refratarios SA	188,100	438,847

		731,976
DIVERSIFIED CONSUMER SERVICES — 1.50%
Abril Educacao SA Units	36,300	449,088

		449,088
ELECTRIC UTILITIES — 8.92%
Alupar Investimento SA Units[a]	89,100	672,827
Equatorial Energia SA	171,640	1,457,029
Light SA	75,900	536,109

		2,665,965
FOOD & STAPLES RETAILING — 0.94%
Brazil Pharma SAa	125,400	281,828

		281,828
FOOD PRODUCTS — 7.73%
BrasilAgro - Companhia Brasileira Propriedades Agricolas	33,000	113,014
Marfrig Global Foods SAa	254,100	445,980
Minerva SAa	95,700	432,207
Sao Martinho SA	52,800	674,692
SLC Agricola SA	52,800	407,979
Tereos Internacional SA	260,700	234,362

		2,308,234

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 2.13%
Fleury SA	59,400	$508,561
Profarma Distribuidora de Produtos Farmaceuticos SA	16,500	126,505

		635,066
HOTELS, RESTAURANTS & LEISURE — 1.21%
International Meal Co. Holdings SAa	56,100	362,633

		362,633
HOUSEHOLD DURABLES — 15.02%
Brookfield Incorporacoes SAa	376,289	236,791
Direcional Engenharia SA	75,900	334,662
Even Construtora e Incorporadora SA	184,800	564,843
EZ TEC Empreendimentos e Participacoes SA	56,100	622,239
Gafisa SA	465,300	657,316
Helbor Empreendimentos SA	139,030	409,472
PDG Realty SA Empreendimentos e Participacoes[a]	1,287,000	831,922
Rodobens Negocios Imobiliarios SA	26,400	120,360
Rossi Residencial SAa	300,374	219,880
Tecnisa SAa	108,900	351,501
UNICASA Industria de Moveis SA	69,300	137,947

		4,486,933
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.71%
Eneva SAa	231,000	212,607

		212,607
INSURANCE — 1.42%
Brasil Insurance Participacoes e Administracao SA	62,700	425,694

		425,694
INTERNET & CATALOG RETAIL — 2.31%
B2W Companhia Global do Varejo[a]	69,300	690,033

		690,033
MACHINERY — 3.25%
Industrias Romi SA	29,700	66,113
Iochpe-Maxion SA	69,300	697,153
Kepler Weber SA	13,200	206,194

		969,460
MARINE — 1.11%
Log-in Logistica Intermodal SAa	85,800	332,034

		332,034

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

MEDIA — 4.32%
Multiplus SA	52,800	$579,986
Smiles SA	39,600	618,750
T4F Entretenimento SAa	46,200	91,965

		1,290,701
METALS & MINING — 1.05%
MMX Mineracao e Metalicos SAa	42,517	55,694
Paranapanema SAa	171,600	259,310

		315,004
MULTILINE RETAIL — 1.79%
Magazine Luiza SA	59,400	179,014
Marisa Lojas SA	59,400	355,993

		535,007
OIL, GAS & CONSUMABLE FUELS — 1.85%
QGEP Participacoes SA	85,800	304,854
Vanguarda Agro SAa	188,151	248,076

		552,930
REAL ESTATE MANAGEMENT & DEVELOPMENT — 9.11%
Aliansce Shopping Centers SA	92,400	698,538
Brasil Brokers Participacoes SA	122,100	262,389
General Shopping Brasil SAa	26,400	87,925
Iguatemi Empresa de Shopping Centers SA	75,900	694,667
JHSF Participacoes SA	95,700	178,208
LPS Brasil - Consultoria de Imoveis SA	66,000	340,171
Sao Carlos Empreendimentos e Participacoes SA	16,500	260,991
Sonae Sierra Brasil SA	29,700	199,102

		2,721,991
ROAD & RAIL — 2.65%
Companhia de Locacao das Americas	72,600	108,776
Julio Simoes Logistica SA	79,200	473,980
Tegma Gestao Logistica SA	26,400	209,640

		792,396
SOFTWARE — 1.39%
Linx SA	23,100	415,523

		415,523
TEXTILES, APPAREL & LUXURY GOODS — 3.73%
Arezzo Industria e Comercio SA	46,200	546,845
Companhia Providencia Industria e Comercio SA	26,400	88,716
Restoque Comercio e Confeccoes de Roupas SA	102,300	273,705

Security	Shares	Value

Technos SA	33,000	$203,566

		1,112,832
TRADING COMPANIES & DISTRIBUTORS — 3.28%
Mills Estruturas e Servicos de Engenharia SA	89,100	980,253

		980,253
TRANSPORTATION INFRASTRUCTURE — 3.02%
Prumo Logistica SAa	948,199	373,435
Santos Brasil Participacoes SA Units	49,500	317,851
TPI - Triunfo Participacoes e Investimentos SA	56,100	212,056

		903,342

TOTAL COMMON STOCKS
(Cost: $32,888,036)		25,609,857

PREFERRED STOCKS — 11.47%

AIRLINES — 1.62%
GOL Linhas Aereas Inteligentes SA	102,300	485,224

		485,224
CHEMICALS — 0.32%
Unipar Carbocloro SA Class B	503,111	94,764

		94,764
COMMERCIAL BANKS — 3.80%
Banco ABC Brasil SA	57,824	278,476
Banco Daycoval SA	75,900	266,755
Banco Industrial e Comercial SA	75,945	237,003
Banco Panamericano SA	145,276	237,566
Banco Pine SA	36,835	114,005

		1,133,805
ELECTRIC UTILITIES — 2.52%
Centrais Eletricas Santa Catarina SA	19,800	135,193
Companhia Energetica do Ceara Class A	16,500	265,582
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	102,300	351,656

		752,431
MACHINERY — 1.44%
Randon SA Implementos e Participacoes	122,100	430,695

		430,695
MEDIA — 0.61%
Saraiva Livreiros Editores SA	19,800	182,235

		182,235

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

METALS & MINING — 0.80%
Companhia de Ferro Ligas da Bahia -Ferbasa	46,210	$239,161

		239,161
PAPER & FOREST PRODUCTS — 0.36%
Eucatex SA Industria e Comercio	46,200	108,776

		108,776

TOTAL PREFERRED STOCKS
(Cost: $4,354,846)		3,427,091

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	2,598	2,598

		2,598

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,598)		2,598

TOTAL INVESTMENTS IN SECURITIES — 97.20%
(Cost: $37,245,480)		29,039,546
Other Assets, Less Liabilities — 2.80%		835,668

NET ASSETS — 100.00%		$29,875,214

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA SMALL-CAP ETF

February 28, 2014

Security	Shares	Value
COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 1.18%
MacDonald Dettwiler & Associates Ltd.	384	$28,172

		28,172
AIRLINES — 0.04%
Exchange Income Corp.	44	858

		858
AUTO COMPONENTS — 1.25%
Linamar Corp.	512	22,262
Martinrea International Inc.	852	7,373

		29,635
BEVERAGES — 0.34%
Cott Corp.	1,008	8,196

		8,196
CAPITAL MARKETS — 2.37%
AGF Management Ltd. Class B	746	7,730
Alaris Royalty Corp.	306	8,254
Canaccord Genuity Group Inc.	908	6,644
Dundee Corp. Class Aa	434	6,642
Gluskin Sheff + Associates Inc.	246	6,763
GMP Capital Inc.	552	3,989
Sprott Inc.	1,218	3,840
Tricon Capital Group Inc.	814	5,861
Uranium Participation Corp.[a]	1,224	6,524

		56,247
CHEMICALS — 0.45%
Canexus Corp.	1,906	10,589

		10,589
COMMERCIAL BANKS — 1.69%
Canadian Western Bank	840	27,728
Laurentian Bank of Canada	298	12,475

		40,203
COMMERCIAL SERVICES & SUPPLIES — 3.86%
Black Diamond Group Ltd.	403	11,002
DirectCash Payments Inc.	132	1,919
Horizon North Logistics Inc.	1,030	7,444
Newalta Corp.	531	9,119
Progressive Waste Solutions Ltd.	1,226	31,011
Ritchie Bros. Auctioneers Inc.[b]	958	22,302
Transcontinental Inc. Class A	662	8,917

		91,714
COMMUNICATIONS EQUIPMENT — 0.69%
EXFO Inc.[a]	286	1,261

Security	Shares	Value
Sandvine Corp.[a]	1,598	$4,663
Sierra Wireless Inc.[a]	320	6,574
Wi-Lan Inc.	1,248	3,867

		16,365
CONSTRUCTION & ENGINEERING — 1.64%
Aecon Group Inc.	594	8,645
Badger Daylighting Ltd.	396	12,306
Bird Construction Inc.	418	5,090
WSP Global Inc.	389	12,827

		38,868
CONTAINERS & PACKAGING — 0.48%
Cascades Inc.	707	4,630
Intertape Polymer Group Inc.	580	6,712

		11,342
DIVERSIFIED CONSUMER SERVICES — 0.24%
EnerCare Inc.	608	5,630

		5,630
DIVERSIFIED FINANCIAL SERVICES — 1.45%
Element Financial Corp.[a]	1,956	25,215
TMX Group Ltd.	198	9,151

		34,366
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.31%
Manitoba Telecom Services Inc.	264	7,257

		7,257
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.13%
Avigilon Corp.[a]	368	9,850
Celestica Inc.[a]	1,748	17,118

		26,968
ENERGY EQUIPMENT & SERVICES — 10.06%
Calfrac Well Services Ltd.	366	11,867
Canadian Energy Services & Technology Corp.	640	15,264
Canyon Services Group Inc.	638	6,974
Enerflex Ltd.	832	11,868
Ensign Energy Services Inc.	1,382	22,111
Essential Energy Services Ltd.[a]	1,330	3,184
Mullen Group Ltd.	958	23,739
Pason Systems Inc.	694	17,918
Poseidon Concepts Corp.[a]	789	3
Precision Drilling Corp.	2,492	27,442
Savanna Energy Services Corp.	934	6,843
Secure Energy Services Inc.	1,232	19,644
ShawCor Ltd.	632	26,109

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

February 28, 2014

Security	Shares	Value
Total Energy Services Inc.	313	$6,079
Trican Well Service Ltd.	1,572	19,867
Trinidad Drilling Ltd.	1,456	14,587
Western Energy Services Corp.	670	5,629

		239,128
FOOD & STAPLES RETAILING — 1.32%
Jean Coutu Group PJC Inc. (The) Class A	908	17,176
Liquor Stores N.A. Ltd.	234	2,562
North West Co. Inc. (The)	508	11,542

		31,280
FOOD PRODUCTS — 0.94%
Alliance Grain Traders Inc.	172	2,990
Maple Leaf Foods Inc.	1,038	15,238
Premium Brands Holdings Corp.	192	4,218

		22,446
GAS UTILITIES — 0.86%
Superior Plus Corp.	1,334	14,811
Valener Inc.	394	5,602

		20,413
HEALTH CARE PROVIDERS & SERVICES — 0.68%
Extendicare Inc.	933	6,035
Leisureworld Senior Care Corp.	384	4,312
Medical Facilities Corp.	336	5,773

		16,120
HOTELS, RESTAURANTS & LEISURE — 0.45%
Great Canadian Gaming Corp.[a]	514	6,375
Whistler Blackcomb Holdings Inc.	322	4,436

		10,811
HOUSEHOLD DURABLES — 0.40%
Dorel Industries Inc. Class B	280	9,410

		9,410
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.75%
Algonquin Power & Utilities Corp.	1,746	11,278
Atlantic Power Corp.	1,300	3,406
Boralex Inc. Class A	222	2,645
Capital Power Corp.	858	17,765
Capstone Infrastructure Corp.	1,008	3,497
Innergex Renewable Energy Inc.	1,014	9,105
Northland Power Inc.	1,036	15,349
TransAlta Renewables Inc.	238	2,408

		65,453
IT SERVICES — 1.00%
Davis & Henderson Corp.	856	23,802

		23,802

Security	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.43%
BRP Inc.[a]	277	$7,395
MEGA Brands Inc.[a]	182	2,913

		10,308
MACHINERY — 1.16%
AG Growth International Inc.	135	5,728
ATS Automation Tooling Systems Inc.[a]	934	12,673
Westport Innovations Inc.[a,b]	566	9,143

		27,544
MEDIA — 4.56%
Aimia Inc.	1,830	30,832
Cineplex Inc.	666	24,668
Cogeco Cable Inc.	178	8,707
Corus Entertainment Inc. Class B	858	19,424
DHX Media Ltd.	1,165	5,020
Quebecor Inc. Class B	893	19,805

		108,456
METALS & MINING — 18.87%
Alacer Gold Corp.	2,390	6,456
Alamos Gold Inc.	1,360	13,036
Argonaut Gold Inc.[a]	1,558	8,107
Asanko Gold Inc.[a,b]	1,731	3,753
AuRico Gold Inc.	2,630	12,972
B2Gold Corp.[a]	6,790	19,629
Capstone Mining Corp.[a]	3,228	8,398
Centerra Gold Inc.	1,726	7,734
China Gold International Resources Corp. Ltd.[a]	1,654	5,454
Continental Gold Ltd.[a]	1,157	5,278
Detour Gold Corp.[a,b]	1,468	12,758
Dominion Diamond Corp.[a]	852	12,161
Dundee Precious Metals Inc.[a,b]	1,170	5,750
Endeavour Mining Corp.[a]	4,458	3,222
Endeavour Silver Corp.[a]	1,070	5,500
First Majestic Silver Corp.[a]	1,240	13,666
Fortuna Silver Mines Inc.[a]	1,386	5,972
Gabriel Resources Ltd.[a]	2,414	2,617
Guyana Goldfields Inc.[a]	1,343	3,506
HudBay Minerals Inc.	2,022	16,696
IAMGOLD Corp.	4,024	14,941
Imperial Metals Corp.[a]	472	7,611
Ivanhoe Mines Ltd.[a]	4,216	6,856
Labrador Iron Ore Royalty Corp.	676	19,652
Lundin Mining Corp.[a]	5,554	26,442

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

February 28, 2014

Security	Shares	Value
MAG Silver Corp.[a,b]	520	$4,261
Major Drilling Group International Inc.	830	6,643
Nevsun Resources Ltd.	2,094	8,115
NGEx Resources Inc.[a]	1,467	2,412
North American Palladium Ltd.[a,b]	1,703	646
Novagold Resources Inc.[a]	2,688	9,932
OceanaGold Corp.[a]	3,179	7,610
Osisko Mining Corp.[a]	4,646	29,590
Pan American Silver Corp.	1,606	22,662
Premier Gold Mines Ltd.[a,b]	1,631	3,463
Pretium Resources Inc.[a]	820	5,148
Primero Mining Corp.[a,b]	854	5,539
Romarco Minerals Inc.[a,b]	6,411	4,170
Rubicon Minerals Corp.[a]	3,140	4,255
Sandstorm Gold Ltd.[a,b]	1,034	5,455
Seabridge Gold Inc.[a,b]	359	3,162
SEMAFO Inc.	2,886	11,602
Sherritt International Corp.	3,172	8,769
Silver Standard Resources Inc.[a]	862	8,885
Silvercorp Metals Inc.	1,758	4,542
Tahoe Resources Inc.[a]	928	21,780
Tanzanian Royalty Exploration Corp.[a,b]	1,056	2,480
Taseko Mines Ltd.[a]	2,092	4,290
Thompson Creek Metals Co. Inc.[a,b]	1,642	4,391
Timmins Gold Corp.[a]	1,702	2,460
Torex Gold Resources Inc.[a]	7,510	8,141

		448,570
MULTI-UTILITIES — 0.49%
Just Energy Group Inc.[b]	1,524	11,689

		11,689
MULTILINE RETAIL — 0.47%
Hudson’s Bay Co.	480	7,328
Sears Canada Inc.	277	3,836

		11,164
OIL, GAS & CONSUMABLE FUELS — 16.91%
Advantage Oil & Gas Ltd.[a]	1,776	7,300
Bankers Petroleum Ltd.[a]	2,696	11,983
Bellatrix Exploration Ltd.[a]	1,791	13,672
Birchcliff Energy Ltd.[a,b]	1,046	9,553
BlackPearl Resources Inc.[a]	3,084	7,355
Bonavista Energy Corp.	1,838	26,450
Bonterra Energy Corp.	262	12,909
Canacol Energy Ltd.[a]	836	5,339
Cequence Energy Ltd.[a]	1,518	2,990
Crew Energy Inc.[a]	1,078	7,762

Security	Shares	Value
DeeThree Exploration Ltd.[a]	778	$6,318
Denison Mines Corp.[a]	4,664	7,668
Enbridge Income Fund Holdings Inc.	478	11,033
Freehold Royalties Ltd.	538	11,018
Gibson Energy Inc.	1,293	31,515
Ithaca Energy Inc.[a,b]	3,424	8,506
Kelt Exploration Ltd.[a]	873	9,322
Legacy Oil & Gas Inc. Class Aa	1,480	8,356
Lightstream Resources Ltd.	2,102	11,849
Long Run Exploration Ltd.	1,012	4,626
Longview Oil Corp.	498	2,420
Niko Resources Ltd.[a]	727	1,754
NuVista Energy Ltd.[a]	1,414	11,867
Paramount Resources Ltd. Class Aa	615	25,168
Parex Resources Inc.[a]	1,098	8,630
Parkland Fuel Corp.	756	13,427
Raging River Exploration Inc.[a]	1,702	11,532
RMP Energy Inc.[a]	1,252	7,521
Southern Pacific Resource Corp.[a]	4,335	724
Sprott Resource Corp.	930	2,033
Spyglass Resources Corp.[b]	1,395	2,571
Surge Energy Inc.	1,404	7,483
Tag Oil Ltd.[a]	672	1,803
TORC Oil & Gas Ltd.	680	6,518
TransGlobe Energy Corp.[a]	776	5,762
Trilogy Energy Corp.	738	18,728
Twin Butte Energy Ltd.	3,106	6,510
Veresen Inc.	2,126	32,151
Whitecap Resources Inc.	1,823	19,779

		401,905
PAPER & FOREST PRODUCTS — 3.95%
Ainsworth Lumber Co. Ltd.[a]	1,150	4,363
Canfor Corp.[a]	904	23,985
Canfor Pulp Products Inc.	368	4,289
International Forest Products Ltd.[a]	672	10,885
Norbord Inc.	278	7,738
West Fraser Timber Co. Ltd.	750	37,969
Western Forest Products Inc.	2,048	4,681

		93,910
PROFESSIONAL SERVICES — 1.54%
Morneau Shepell Inc.	478	6,572
Stantec Inc.	490	30,035

		36,607

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

February 28, 2014

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.50%
Allied Properties Real Estate Investment Trust	352	$10,653
Artis Real Estate Investment Trust	660	9,343
Boardwalk Real Estate Investment Trust	248	13,339
Brookfield Office Properties Canada	138	3,341
Calloway Real Estate Investment Trust	614	14,338
Canadian Apartment Properties Real Estate Investment Trust	571	11,281
Canadian Real Estate Investment Trust	362	14,265
Chartwell Retirement Residences	886	8,268
Choice Properties REIT	454	4,302
Cominar Real Estate Investment Trust	660	10,804
Crombie Real Estate Investment Trust	370	4,542
Dundee Industrial Real Estate Investment Trust	292	2,511
Dundee International Real Estate Investment Trust	572	4,775
Dundee Real Estate Investment Trust	540	14,406
Granite Real Estate Investment Trust	242	8,373
InnVest Real Estate Investment Trust	490	2,342
InterRent Real Estate Investment Trust	300	1,545
Morguard North American Residential Real Estate Investment Trust	154	1,366
Morguard Real Estate Investment Trust	324	4,876
Northern Property REIT	170	4,509
NorthWest Healthcare Properties Real Estate Investment Trust	205	1,900
Pure Industrial Real Estate Trust	778	3,353

		154,432
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.21%
Dream Unlimited Corp. Class Aa	424	5,680
FirstService Corp.	345	15,780
Killam Properties Inc.	552	5,166
Mainstreet Equity Corp.[a]	62	2,095

		28,721
ROAD & RAIL — 0.88%
Student Transportation Inc.[b]	740	4,593
TransForce Inc.	778	16,390

		20,983
SOFTWARE — 1.88%
Constellation Software Inc.	180	39,826
Redknee Solutions Inc.[a]	910	4,752

		44,578

Security	Shares	Value
SPECIALTY RETAIL — 0.94%
AutoCanada Inc.	156	$6,205
Reitmans Canada Ltd. Class A	524	2,727
RONA Inc.	1,288	13,497

		22,429
THRIFTS & MORTGAGE FINANCE — 1.77%
Genworth MI Canada Inc.	452	14,700
Home Capital Group Inc.	349	27,265

		41,965
TRADING COMPANIES & DISTRIBUTORS — 1.79%
Russel Metals Inc.	642	17,434
Toromont Industries Ltd.	810	19,062
Wajax Corp.	178	6,134

		42,630
TRANSPORTATION INFRASTRUCTURE — 0.96%
Westshore Terminals Investment Corp.	668	22,775

		22,775

TOTAL COMMON STOCKS
(Cost: $2,467,969)		2,373,939

SHORT-TERM INVESTMENTS — 3.83%

MONEY MARKET FUNDS — 3.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	86,255	86,255
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	4,522	4,522
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	321	321

		91,098

TOTAL SHORT-TERM INVESTMENTS
(Cost: $91,098)		91,098

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

February 28, 2014

Value
TOTAL INVESTMENTS IN SECURITIES — 103.72%
(Cost: $2,559,067)	$2,465,037
Other Assets, Less Liabilities — (3.72)%	(88,327)

NET ASSETS — 100.00%	$2,376,710

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.61%

AEROSPACE & DEFENSE — 0.11%
AVIC International Holding (HK) Ltd.[a]	952,000	$36,799

		36,799
AIR FREIGHT & LOGISTICS — 0.75%
Shenzhen Chiwan Petroleum Supply Base Co. Class B	19,600	37,301
Sinotrans Ltd. Class H	476,000	212,208

		249,509
AUTO COMPONENTS — 2.48%
Chaowei Power Holdings Ltd.	168,000	82,474
Double Coin Holdings Ltd. Class B	71,400	50,194
Minth Group Ltd.	196,000	392,452
Tianneng Power International Ltd.	196,000	75,763
Xinchen China Power Holdings Ltd.[a]	140,000	81,535
Xingda International Holdings Ltd.	266,000	139,151

		821,569
AUTOMOBILES — 0.20%
Qingling Motors Co. Ltd. Class H	224,000	66,094

		66,094
BEVERAGES — 0.97%
Anhui Gujing Distillery Co. Ltd. Class B	36,400	81,232
Dynasty Fine Wines Group Ltd.[a,b]	128,000	19,000
Guangdong Land Holdings Ltd.	168,000	31,604
Tibet 5100 Water Resources Holdings Ltd.[c]	392,000	188,397

		320,233
BUILDING PRODUCTS — 0.78%
Bolina Holding Co. Ltd.[c]	84,000	43,401
China Fangda Group Co. Ltd. Class B	88,200	36,935
China Glass Holdings Ltd.[a]	252,000	27,924
Far East Global Group Ltd.[c]	168,000	45,241
Nature Flooring Holding Co. Ltd.	126,000	20,456
Shanghai Lingyun Industries Development Co. Ltd. Class Ba	58,800	32,575
Yuanda China Holdings Ltd.	700,000	52,313

		258,845
CHEMICALS — 3.85%
Bloomage Biotechnology Corp. Ltd.	35,000	98,537
Century Sunshine Group Holdings Ltd.	420,000	49,246
China Lumena New Materials Corp.[c]	868,000	154,340

Security	Shares	Value

China Sanjiang Fine Chemicals Co. Ltd.	168,000	$80,308
Danhua Chemical Technology Co. Ltd. Class Ba	61,600	29,753
Dongyue Group Ltd.	364,000	134,605
Fufeng Group Ltd.	289,600	114,929
Huabao International Holdings Ltd.	616,000	295,259
Hubei Sanonda Co. Ltd. Class B	64,000	66,960
Lee & Man Chemical Co. Ltd.	56,000	26,842
Shanghai Chlor-Alkali Chemical Co. Ltd. Class Ba	126,000	57,456
Sinofert Holdings Ltd.	672,000	102,172
Yip’s Chemical Holdings Ltd.[c]	84,000	63,857

		1,274,264
COMMERCIAL SERVICES & SUPPLIES — 0.63%
Dongjiang Environmental Co. Ltd. Class Hc	15,600	57,286
New Environmental Energy Holdings Ltd.[a]	588,000	53,792
Shanghai Youngsun Investment Co. Ltd. Class Ba	33,600	38,472
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	112,000	57,724

		207,274
COMMUNICATIONS EQUIPMENT — 2.78%
BYD Electronic International Co. Ltd.[a]	238,000	138,303
China All Access Holdings Ltd.[c]	224,000	95,533
Comba Telecom Systems Holdings Ltd.[a,c]	266,000	89,112
Coolpad Group Ltd.	392,000	263,150
Eastern Communications Co. Ltd. Class B	93,800	49,995
Nanjing Panda Electronics Co. Ltd. Class H	56,000	26,842
Shanghai Potevio Co. Ltd. Class Ba	32,200	24,408
Synertone Communication Corp.	560,000	46,901
TCL Communication Technology Holdings Ltd.[a]	168,000	184,862

		919,106
COMPUTERS & PERIPHERALS — 0.30%
Great Wall Technology Co. Ltd. Class Ha	130,000	50,418
TPV Technology Ltd.	224,000	47,911

		98,329

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 1.37%
Baoye Group Co. Ltd. Class H	84,000	$49,787
China Singyes Solar Technologies Holdings Ltd.	140,400	170,592
Cosco International Holdings Ltd.[c]	196,000	81,067
Henderson Investment Ltd.	308,000	24,208
HKC (Holdings) Ltd.[a]	1,568,000	48,488
Interchina Holdings Co. Ltd.[a]	1,260,000	79,551

		453,693
CONSTRUCTION MATERIALS — 1.72%
Asia Cement China Holdings Corp.[c]	147,000	102,659
China Shanshui Cement Group Ltd.	574,000	202,648
Shanghai Yaohua Pilkington Glass Group Co. Ltd. Class B	43,400	25,172
TCC International Holdings Ltd.	308,000	153,582
West China Cement Ltd.	756,000	85,720

		569,781
CONSUMER FINANCE — 0.14%
Credit China Holdings Ltd.	336,000	45,458

		45,458
CONTAINERS & PACKAGING — 1.02%
AMVIG Holdings Ltd.	168,000	68,187
CPMC Holdings Ltd.[c]	126,000	104,715
Greatview Aseptic Packaging Co. Ltd.	182,000	99,430
Overseas Chinese Town Asia Holdings Ltd.	84,000	34,093
Youyuan International Holdings Ltd.	112,200	30,359

		336,784
DISTRIBUTORS — 1.13%
China Merchants Land Ltd.[a]	392,000	78,288
Dah Chong Hong Holdings Ltd.[c]	252,000	156,829
Inspur International Ltd.	168,000	33,985
Sparkle Roll Group Ltd.[a,c]	448,000	34,635
Xinhua Winshare Publishing and Media Co. Ltd. Class H	126,000	71,596

		375,333
DIVERSIFIED FINANCIAL SERVICES — 0.35%
China Assurance Finance Group Ltd.[a]	140,000	28,321
China Merchants China Direct Investments Ltd.	30,075	38,751
Kai Yuan Holdings Ltd.[a]	2,240,000	47,623

		114,695

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.45%
APT Satellite Holdings Ltd.	77,000	$100,007
CITIC 21CN Co. Ltd.[a]	700,000	380,619

		480,626
ELECTRICAL EQUIPMENT — 2.56%
Boer Power Holdings Ltd.	70,000	82,257
China Energine International Holdings Ltd.[a]	448,000	43,870
China High Speed Transmission Equipment Group Co. Ltd.[a,c]	308,000	228,588
Foshan Electrical and Lighting Co. Ltd. Class B	68,600	58,779
Hangzhou Steam Turbine Co. Ltd. Class B	82,624	107,418
Harbin Electric Co. Ltd. Class H	196,000	123,241
Jiangnan Group Ltd.	224,000	31,748
Sinopoly Battery Ltd.[a]	1,680,000	116,891
Trigiant Group Ltd.	140,000	44,376
Trony Solar Holdings Co. Ltd.[a,b]	216,000	11,397

		848,565
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.50%
Anxin-China Holdings Ltd.	728,000	157,587
AVIC International Holdings Ltd.[a]	81,184	31,381
China Aerospace International Holdings Ltd.[c]	588,000	62,126
Digital China Holdings Ltd.	238,000	236,435
Dongxu Optoelectronic Technology Co. Ltd. Class Ba	30,800	45,360
INESA Electron Co. Ltd. Class Ba	82,600	41,217
Ju Teng International Holdings Ltd.	252,000	192,222
Kingboard Laminates Holdings Ltd.	280,000	106,429
PAX Global Technology Ltd.[a]	168,000	77,278
Shenzhen SEG Co. Ltd. Class Ba	74,200	28,873
Sunny Optical Technology Group Co Ltd.[c]	224,000	213,002
Tech Pro Technology Development Ltd.[a]	252,000	127,282
Tongda Group Holdings Ltd.	700,000	88,390
Wasion Group Holdings Ltd.	140,000	82,437

		1,490,019
ENERGY EQUIPMENT & SERVICES — 1.46%
Anton Oilfield Services Group[c]	308,000	212,713

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	112,000	$35,500
Honghua Group Ltd.[c]	308,000	84,927
Shandong Molong Petroleum Machinery Co. Ltd. Class H	78,400	21,517
Termbray Petro-King Oilfield Services Ltd.[a,c]	98,000	44,448
Wison Engineering Services Co. Ltd.[b]	360,000	82,659

		481,764
FOOD & STAPLES RETAILING — 0.18%
Lianhua Supermarket Holdings Co. Ltd. Class H	112,000	60,177

		60,177
FOOD PRODUCTS — 3.87%
Asian Citrus Holdings Ltd.	252,000	61,043
Ausnutria Dairy Corp. Ltd.[a,b]	81,000	9,143
Changshouhua Food Co. Ltd.	84,000	87,452
China Foods Ltd.[a,c]	252,000	91,240
China Huiyuan Juice Group Ltd.[a]	119,000	65,165
China Modern Dairy Holdings Ltd.[a,c]	518,000	254,293
China Starch Holdings Ltd.	770,000	21,033
China Yurun Food Group Ltd.[a,c]	420,000	254,347
Global Bio-Chem Technology Group Co. Ltd.[a]	644,000	40,660
Labixiaoxin Snacks Group Ltd.[c]	112,000	85,287
Shanghai Dajiang Group Stock Co. Ltd. Class Ba	99,400	35,685
Shenguan Holdings Group Ltd.[c]	364,000	151,959
Yashili International Holdings Ltd.	239,000	124,719

		1,282,026
GAS UTILITIES — 2.14%
Binhai Investment Co. Ltd.[a]	560,000	41,850
China Oil and Gas Group Ltd.[c]	1,120,000	199,148
China Tian Lun Gas Holdings Ltd.[a]	84,000	76,196
Tianjin Jinran Public Utilities Co. Ltd. Class H	140,000	33,192
Towngas China Co. Ltd.	280,000	358,972

		709,358
HEALTH CARE EQUIPMENT & SUPPLIES — 0.52%
Golden Meditech Holdings Ltd.	448,000	47,334
Lifetech Scientific Corp.[a,c]	28,000	35,536
Microport Scientific Corp.	126,000	89,942

		172,812

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 0.29%
China National Accord Medicines Corp. Ltd. Class B	16,800	$95,505

		95,505
HOTELS, RESTAURANTS & LEISURE — 3.26%
Ajisen (China) Holdings Ltd.	168,000	185,944
China Travel International Investment Hong Kong Ltd.	784,000	163,648
Huangshan Tourism Development Co. Ltd. Class B	49,000	59,976
MelcoLot Ltd.[a,c]	280,000	42,572
REXLot Holdings Ltd.	2,450,000	356,717
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	364,000	106,934
Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	44,800	68,365
Shanghai Jinjiang International Travel Co. Ltd. Class B	19,600	35,554
Xiao Nan Guo Restaurants Holdings Ltd.	168,000	31,820
Zhuhai Holdings Investment Group Ltd.[a]	140,000	27,239

		1,078,769
HOUSEHOLD DURABLES — 2.31%
Chigo Holding Ltd.[a]	1,204,000	31,492
Hefei Meiling Co. Ltd. Class B	35,036	24,468
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	126,000	201,638
Konka Group Co. Ltd. Class B	106,400	39,757
Skyworth Digital Holdings Ltd.	560,000	285,735
TCL Multimedia Technology Holdings Ltd.[c]	140,000	59,348
Welling Holding Ltd.[c]	309,600	83,772
Wuxi Little Swan Co. Ltd. Class B	32,200	37,589

		763,799
HOUSEHOLD PRODUCTS — 0.63%
NVC Lighting Holdings Ltd.	378,000	104,228
Vinda International Holdings Ltd.[c]	65,000	103,517

		207,745
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.09%
China Datang Corp. Renewable Power Co. Ltd. Class H	728,000	145,393

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

China Power International Development Ltd.	784,000	$260,624
China Power New Energy Development Co. Ltd.[a]	1,400,000	124,468
China WindPower Group Ltd.[a]	1,260,000	121,762
Huadian Energy Co. Ltd. Class Ba	127,400	37,838

		690,085
INDUSTRIAL CONGLOMERATES — 0.40%
Chongqing Machinery & Electric Co. Ltd. Class H	336,000	40,695
Tianjin Development Holdings Ltd.[a]	140,000	91,096

		131,791
INTERNET SOFTWARE & SERVICES — 0.26%
Pacific Online Ltd.	112,900	85,536

		85,536
IT SERVICES — 1.69%
Alcatel-Lucent[a]	560,000	139,981
China ITS Holdings Co. Ltd.[c]	126,000	27,599
Chinasoft International Ltd.[a]	308,000	93,658
Travelsky Technology Ltd. Class H	294,500	297,116

		558,354
LEISURE EQUIPMENT & PRODUCTS — 0.55%
Goodbaby International Holdings Ltd.	224,000	129,591
Jinshan Development & Construction Co. Ltd. Class Ba	54,600	31,941
Zhonglu Co. Ltd. Class B	24,760	19,387

		180,919
MACHINERY — 4.83%
Changchai Co. Ltd. Class B	47,600	31,341
China Automation Group Ltd.	182,000	34,707
China National Materials Co. Ltd. Class H	308,000	56,750
China Rongsheng Heavy Industries Group Holdings Ltd.[a,c]	966,000	190,435
China Textile Machinery Co. Ltd. Class Ba	32,200	26,050
CIMC Enric Holdings Ltd.	168,000	258,460
Dalian Refrigeration Co. Ltd. Class B	22,400	22,743
EVA Precision Industrial Holdings Ltd.	336,000	43,293
First Tractor Co. Ltd. Class Hc	140,000	88,751
Guangzhou Shipyard International Co. Ltd. Class H	60,800	133,178

Security	Shares	Value

Jingwei Textile Machinery Co. Ltd. Class H	56,000	$43,798
Lonking Holdings Ltd.[a]	602,000	119,453
Sany Heavy Equipment International Holdings Co. Ltd.[c]	294,000	81,445
SGSB Group Co. Ltd. Class Ba	77,000	44,891
Shanghai Automation Instrumentation Co. Ltd. Class Ba	32,200	21,284
Shanghai Diesel Engine Co. Ltd. Class B	96,645	72,097
Shanghai Highly Group Co. Ltd. Class B	78,400	44,453
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	68,600	133,770
Shanghai Shibei Hi-Tech Co. Ltd. Class B	74,200	42,665
Sinotruk (Hong Kong) Ltd.	210,000	110,127

		1,599,691
MARINE — 0.51%
Sinotrans Shipping Ltd.	420,000	140,161
Tianjin Marine Shipping Co. Ltd. Class Ba	93,800	29,547

		169,708
MEDIA — 1.98%
ChinaVision Media Group Ltd.[a,c]	1,120,000	92,359
HC International Inc.[a]	84,000	195,901
Phoenix Satellite Television Holdings Ltd.	392,000	143,445
SinoMedia Holding Ltd.	56,000	39,685
SMI Corp. Ltd.[a]	784,000	31,315
Viva China Holdings Ltd.[a]	453,600	27,762
Wisdom Holdings Group[a]	168,000	125,550

		656,017
METALS & MINING — 3.55%
Bengang Steel Plates Co. Ltd. Class B	109,200	33,769
China Kingstone Mining Holdings Ltd.[a,b]	189,000	—
China Metal Recycling Holdings Ltd.[a,b,c]	184,800	—
China Precious Metal Resources Holdings Co. Ltd.[a,c]	1,148,000	153,835
China Rare Earth Holdings Ltd.[a]	336,000	46,324
China Vanadium Titano-Magnetite Mining Co. Ltd.[a]	308,000	37,304

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

Chongqing Iron & Steel Co. Ltd. Class Ha	168,000	$23,811
CITIC Dameng Holdings Ltd.[a]	322,000	24,064
Honbridge Holdings Ltd.[a]	504,000	87,019
Huili Resources Group Ltd.[a]	112,000	27,419
Hunan Nonferrous Metal Corp. Ltd. Class Ha,c	476,000	142,903
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	114,800	94,136
Lingbao Gold Co. Ltd. Class H	84,000	15,477
MMG Ltd.[a,c]	504,000	85,720
Newton Resources Ltd.[a]	364,000	32,362
North Mining Shares Co. Ltd.[a]	2,940,000	121,221
Real Gold Mining Ltd.[a,b,c]	126,000	—
Shougang Concord International Enterprises Co. Ltd.[a,c]	1,400,000	69,449
Tiangong International Co. Ltd.	364,000	100,837
Winsway Coking Coal Holding Ltd.[a]	546,000	29,548
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha,c	224,000	30,883
Xiwang Special Steel Co. Ltd.	140,000	19,662

		1,175,743
MULTILINE RETAIL — 1.13%
Century Ginwa Retail Holdings Ltd.	141,000	26,888
Maoye International Holdings Ltd.	420,000	63,316
New World Department Store China Ltd.	154,000	80,164
Parkson Retail Group Ltd.[c]	399,000	111,047
Springland International Holdings	224,000	93,802

		375,217
OIL, GAS & CONSUMABLE FUELS — 2.52%
China Leason CBM & Shale Gas Group Co. Ltd.[a]	2,450,000	24,939
China Suntien Green Energy Corp. Ltd. Class H	546,000	231,456
Hidili Industry International Development Ltd.[a,c]	196,000	24,497
MIE Holdings Corp.	280,000	53,395
Sino Oil And Gas Holdings Ltd.[a,c]	2,520,000	87,668
Sinopec Kantons Holdings Ltd.	308,000	337,325
Yanchang Petroleum International Ltd.[a]	1,400,000	73,057

		832,337
PAPER & FOREST PRODUCTS — 0.85%
China Forestry Holdings Co.[a,b,c]	306,000	—

Security	Shares	Value

Qunxing Paper Holdings Co. Ltd.[b]	148,000	$11,251
Shandong Chenming Paper Holdings Ltd. Class B	163,823	78,523
Shandong Chenming Paper Holdings Ltd. Class H	98,000	38,639
Superb Summit International Group Ltd.[a]	1,050,000	151,526

		279,939
PERSONAL PRODUCTS — 0.73%
BaWang International (Group) Holding Ltd.[a]	280,000	14,792
Magic Holdings International Ltd.	154,800	124,262
Prince Frog International Holdings Ltd.[c]	144,000	53,993
Real Nutriceutical Group Ltd.	238,000	49,372

		242,419
PHARMACEUTICALS — 5.45%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.[a]	84,000	126,416
China Medical System Holdings Ltd.[c]	294,300	378,064
China Shineway Pharmaceutical Group Ltd.	98,000	152,031
China Traditional Chinese Medicine Co. Ltd.[a]	224,000	106,790
Dawnrays Pharmaceutical Holdings Ltd.	112,000	82,257
Extrawell Pharmaceutical Holdings Ltd.[a]	420,000	30,846
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	562,867	134,170
Lijun International Pharmaceutical (Holding) Co. Ltd.	448,000	155,278
Livzon Pharmaceutical Group Inc.[a]	18,200	133,785
Shandong Luoxin Pharmacy Stock Co. Ltd. Class H	56,000	66,022
Shanghai Dingli Technology Development Group Co. Ltd. Class B	37,800	23,625
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.[a]	70,000	72,606
Tong Ren Tang Technologies Co. Ltd. Class H	98,000	342,827

		1,804,717

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.56%
New Century Real Estate Investment Trust[a]	42,000	$19,915
Yuexiu Real Estate Investment Trust[c]	350,000	165,506

		185,421
REAL ESTATE MANAGEMENT & DEVELOPMENT — 10.61%
Beijing Capital Land Ltd. Class H	308,000	126,199
Beijing North Star Co. Ltd. Class H	224,000	52,240
Beijing Properties Holdings Ltd.[a]	616,000	56,353
C C Land Holdings Ltd.	392,000	85,865
Central China Real Estate Ltd.	196,038	55,570
China Aoyuan Property Group Ltd.	392,000	76,268
China New Town Development Co. Ltd.[a]	980,000	78,288
China Properties Group Ltd.[a]	154,000	33,336
China SCE Property Holdings Ltd.	357,800	79,757
China South City Holdings Ltd.	644,000	322,786
CIFI Holdings Group Co. Ltd.	644,000	129,446
Fantasia Holdings Group Co. Ltd.	525,000	91,321
Future Land Development Holdings Ltd.[c]	532,000	51,411
Gemdale Properties and Investment Corp. Ltd.[a]	840,000	70,351
Glorious Property Holdings Ltd.[a]	832,000	124,354
Golden Wheel Tiandi Holdings Co. Ltd.	168,000	17,534
Greattown Holdings Ltd. Class Ba	49,819	18,533
Greenland Hong Kong Holdings Ltd.	110,000	59,953
Hopson Development Holdings Ltd.[a]	224,000	208,673
Hutchison Harbour Ring Ltd.	532,000	42,499
Jiangsu Future Land Co. Ltd. Class B	204,400	99,338
Kaisa Group Holdings Ltd.[a]	532,000	180,280
KWG Property Holdings Ltd.	357,000	180,776
Lai Fung Holdings Ltd.	1,316,000	28,996
Minmetals Land Ltd.[c]	364,000	42,211
New City Development Group Ltd.[a]	280,000	23,090
Powerlong Real Estate Holdings Ltd.	322,000	58,085
Renhe Commercial Holdings Co. Ltd.[a]	3,640,000	182,913
Shanghai Industrial Urban Development Group Ltd.[a]	448,000	91,204
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	82,600	78,553
Shenzhen Investment Ltd.	756,000	253,265
Sinolink Worldwide Holdings Ltd.[a]	588,000	51,519

Security	Shares	Value

SRE Group Ltd.[a]	924,286	$27,034
Sunac China Holdings Ltd.	462,000	244,660
Yuzhou Properties Co. Ltd.	269,440	59,366
Zall Development Group Ltd.	154,000	48,019
Zhong An Real Estate Ltd.[a]	252,000	81,175

		3,511,221
ROAD & RAIL — 0.45%
Dazhong Transportation Group Co. Ltd. Class B	158,200	101,248
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	51,800	47,293

		148,541
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.10%
China Ruifeng Renewable Energy Holdings Ltd.[a]	224,000	59,167
Comtec Solar Systems Group Ltd.[a,c]	224,000	42,139
Landing International Development Ltd.[a]	1,225,000	93,125
Regent Manner International Holdings Ltd.	196,000	33,336
Semiconductor Manufacturing International Corp.[a,c]	6,006,000	518,489
Shunfeng Photovoltaic International Ltd.[a]	280,000	252,543
Solargiga Energy Holdings Ltd.[a]	574,000	28,105

		1,026,904
SOFTWARE — 3.65%
Kingdee International Software Group Co. Ltd.[a]	561,200	203,914
Kingsoft Corp. Ltd.[c]	182,000	619,091
NetDragon Websoft Inc.	56,000	120,210
Shanghai Baosight Software Co. Ltd. Class B	35,090	71,970
Sinosoft Technology Group Ltd.[a]	140,000	54,297
VODone Ltd.[a,c]	896,000	138,538

		1,208,020
SPECIALTY RETAIL — 1.64%
Boshiwa International Holding Ltd.[a,b]	153,000	19,872
China Harmony Auto Holding Ltd.[a,c]	98,000	68,944
China Yongda Automobiles Services Holdings Ltd.[c]	91,000	83,366
China ZhengTong Auto Services Holdings Ltd.[a]	273,000	152,663

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

Evergreen International Holdings Ltd.	98,000	$16,289
Goldlion Holdings Ltd.[c]	98,000	45,710
Hengdeli Holdings Ltd.	616,000	126,993
Pou Sheng International Holdings Ltd.[a]	602,000	27,536

		541,373
TEXTILES, APPAREL & LUXURY GOODS — 6.15%
361 Degrees International Ltd.	210,000	54,116
Billion Industrial Holdings Ltd.[c]	168,000	92,431
Bosideng International Holdings Ltd.	868,000	155,458
Cecep Costin New Materials Group Ltd.	39,000	20,955
Chengde Nanjiang Co. Ltd. Class Ba	121,800	43,315
China Dongxiang (Group) Co. Ltd.	868,000	172,234
China Haidian Holdings Ltd.[a]	588,000	71,217
China Lilang Ltd.	126,000	81,175
China Taifeng Beddings Holdings Ltd.	84,000	13,962
Daphne International Holdings Ltd.[c]	308,000	156,360
Embry Holdings Ltd.	42,000	25,976
FIYTA Holdings Ltd. Class B	26,600	21,627
Hosa International Ltd.[c]	112,000	30,882
Lao Feng Xiang Co. Ltd. Class B	63,080	164,765
Le Saunda Holdings Ltd.	112,000	52,240
Li Ning Co. Ltd.[a]	301,000	231,537
Luthai Textile Co. Ltd. Class B	92,400	127,271
Peak Sport Products Co. Ltd.	196,000	50,509
Ports Design Ltd.	112,000	74,608
Shanghai Haixin Group Co. Ltd. Class Ba	130,200	66,662
Sijia Group Co. Ltd.[a,b]	96,000	12,710
Texhong Textile Group Ltd.	84,000	111,047
Time Watch Investments Ltd.	252,000	38,964
Weiqiao Textile Co. Ltd. Class H	133,000	71,632
XTEP International Holdings Ltd.	196,000	95,209

		2,036,862
TRADING COMPANIES & DISTRIBUTORS — 0.35%
CITIC Resources Holdings Ltd.[a]	728,200	85,383
Jinchuan Group International Resources Co. Ltd.[a]	350,000	29,764

		115,147
TRANSPORTATION INFRASTRUCTURE — 4.56%
Anhui Expressway Co. Ltd. Class H	140,000	71,795
China Dredging Environment Protection Holdings Ltd.[a]	98,000	47,226

Security	Shares	Value

China Resources and Transportation Group Ltd.[a]	4,200,000	$221,877
Freetech Road Recycling Technology Holdings Ltd.[a,c]	154,000	54,171
Guangdong Provincial Expressway Development Co. Ltd. Class B	95,200	30,543
Hainan Meilan International Airport Co. Ltd. Class H	28,000	25,723
Hopewell Highway Infrastructure Ltd.[c]	273,000	127,336
Jinzhou Port Co. Ltd. Class B	58,800	22,579
Road King Infrastructure Ltd.	84,000	74,031
Shenzhen Chiwan Wharf Holdings Ltd. Class B	39,200	67,682
Shenzhen Expressway Co. Ltd. Class H	224,000	98,708
Shenzhen International Holdings Limited	280,000	365,105
Sichuan Expressway Co. Ltd. Class H	280,000	77,206
Tianjin Port Development Holdings Ltd.[c]	588,000	91,673
Xiamen International Port Co. Ltd. Class H	280,000	37,160
Yuexiu Transport Infrastructure Ltd.	196,000	95,209

		1,508,024
WATER UTILITIES — 0.25%
China Water Affairs Group Ltd.	252,000	82,149

		82,149

TOTAL COMMON STOCKS
(Cost: $32,939,320)		32,965,066

SHORT-TERM INVESTMENTS — 16.73%

MONEY MARKET FUNDS — 16.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	5,247,179	5,247,179
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	275,082	275,082

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	15,296	$15,296

		5,537,557

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,537,557)		5,537,557

TOTAL INVESTMENTS IN SECURITIES — 116.34%
(Cost: $38,476,877)		38,502,623
Other Assets, Less Liabilities — (16.34)%		(5,407,333)

NET ASSETS — 100.00%		$33,095,290

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 95.56%

AEROSPACE & DEFENSE — 3.78%
MTU Aero Engines Holding AG	15,997	$1,346,424
OHB AG	1,615	47,466

		1,393,890
AIRLINES — 0.10%
Air Berlin PLC[a,b]	12,828	37,614

		37,614
AUTO COMPONENTS — 4.10%
ElringKlinger AG	9,741	370,921
Grammer AG	3,366	173,081
LEONI AG	10,047	761,815
SAF-Holland SAa	13,260	204,202

		1,510,019
BUILDING PRODUCTS — 0.20%
CENTROTEC Sustainable AG	2,703	74,161

		74,161
CAPITAL MARKETS — 1.17%
Aurelius AG	5,848	231,123
Deutsche Beteiligungs AG	2,941	88,591
MLP AG	14,943	110,375

		430,089
CHEMICALS — 6.50%
H&R AGa	4,148	46,537
Symrise AG	34,544	1,698,016
Wacker Chemie AG	4,811	650,185

		2,394,738
COMMERCIAL BANKS — 0.35%
Comdirect Bank AG	10,863	127,304

		127,304
COMMERCIAL SERVICES & SUPPLIES — 4.85%
Bilfinger Berger SE	13,447	1,691,754
Cewe Stiftung & Co. KGaA	1,360	96,473

		1,788,227
COMMUNICATIONS EQUIPMENT — 0.16%
ADVA Optical Networking SEa	11,815	57,604

		57,604
COMPUTERS & PERIPHERALS — 2.00%
Wincor Nixdorf AG	9,163	734,904

		734,904
CONSTRUCTION & ENGINEERING — 0.21%
Bauer AG	2,907	78,112

		78,112

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.43%
QSC AG	28,594	$156,430

		156,430
ELECTRICAL EQUIPMENT — 1.96%
Nordex SEa	19,907	324,298
SGL Carbon SE	9,826	397,636

		721,934
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.12%
Jenoptik AG	13,209	233,062
LPKF Laser & Electronics AG	6,851	179,783

		412,845
ENERGY EQUIPMENT & SERVICES — 0.45%
C.A.T. oil AG	6,766	166,198

		166,198
FOOD PRODUCTS — 0.71%
KWS Saat AGb	714	263,103

		263,103
HEALTH CARE EQUIPMENT & SUPPLIES — 1.52%
Balda AGb	13,583	69,413
Carl Zeiss Meditec AG Bearer	10,013	306,530
Draegerwerk AG & Co. KGaA	935	100,094
STRATEC Biomedical AG	1,802	82,642

		558,679
HEALTH CARE PROVIDERS & SERVICES — 2.79%
Rhoen Klinikum AG	31,892	1,029,394

		1,029,394
HOTELS, RESTAURANTS & LEISURE — 2.47%
Tipp24 SEa	1,802	136,936
TUI AG	42,704	771,467

		908,403
INDUSTRIAL CONGLOMERATES — 3.32%
Indus Holding AG	7,140	300,576
Rheinmetall AG	12,189	922,213

		1,222,789
INTERNET & CATALOG RETAIL — 0.50%
Takkt AG	6,052	125,757
zooplus AGa,b	850	58,634

		184,391
INTERNET SOFTWARE & SERVICES — 0.21%
XING AG	608	78,885

		78,885

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

IT SERVICES — 5.68%
Bechtle AG	4,522	$359,495
CANCOM SE	3,825	194,147
Wirecard AG	32,793	1,539,477

		2,093,119
LIFE SCIENCES TOOLS & SERVICES — 4.15%
Evotec AGa,b	28,135	160,059
Gerresheimer AG	9,656	659,084
MorphoSys AGa	7,633	709,288

		1,528,431
MACHINERY — 12.39%
DEUTZ AGa	26,027	284,019
DMG MORI SEIKI AG	19,397	634,659
Duerr AG	7,446	623,625
Gesco AG	928	99,409
Heidelberger Druckmaschinen AGa,b	68,459	251,509
Homag Group AG	2,176	57,463
KION Group AGa	6,086	306,892
Krones AG	3,893	337,019
KUKA AG	7,820	390,496
NORMA Group SE	9,809	562,907
Pfeiffer Vacuum Technology AG	2,890	341,275
R Stahl AG	904	46,515
Rational AG	1,054	361,095
Vossloh AG	1,428	142,142
Wacker Neuson SE	7,548	125,203

		4,564,228
MEDIA — 1.66%
Borussia Dortmund GmbH & Co. KGaA	16,065	87,310
CTS Eventim AG	6,647	402,795
Stroer Out-Of-Home Media AGa	6,766	120,082

		610,187
METALS & MINING — 2.95%
Aurubis AG	10,370	577,628
Salzgitter AG	12,019	508,376

		1,086,004
OIL, GAS & CONSUMABLE FUELS — 0.13%
CropEnergies AG	6,715	47,049

		47,049
PHARMACEUTICALS — 2.57%
Stada Arzneimittel AG	18,428	948,081

		948,081

Security	Shares	Value

PROFESSIONAL SERVICES — 0.99%
Amadeus Fire AG	1,513	$135,181
Bertrandt AG	1,564	230,053

		365,234
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.12%
Alstria Office REIT AG	19,431	270,116
Hamborner REIT AG	13,294	140,682

		410,798
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.76%
Colonia Real Estate AGa	4,188	27,065
Deutsche EuroShop AG	14,110	634,433
DIC Asset AG	10,557	99,674
GAGFAH SAa	26,571	404,418
LEG Immobilien AGa	15,487	1,007,463
PATRIZIA Immobilien AGa	9,707	108,998
Prime Office AGa	22,219	91,450
TAG Immobilien AG	38,369	484,624

		2,858,125
ROAD & RAIL — 0.56%
Sixt SE	3,825	141,529
VTG AG	3,298	65,683

		207,212
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.52%
AIXTRON SEa,b	32,861	552,574
Dialog Semiconductor PLC[a]	18,853	438,494
Kontron AG	14,569	112,059
SMA Solar Technology AG	3,196	191,597

		1,294,724
SOFTWARE — 2.80%
Init Innovation in Traffic Systems AGb	1,700	58,581
Nemetschek AG	1,479	112,350
PSI AG	3,145	61,898
Software AG	20,060	799,730

		1,032,559
SPECIALTY RETAIL — 0.51%
Delticom AG	1,656	76,815
Tom Tailor Holding AGa,b	5,610	111,924

		188,739
TEXTILES, APPAREL & LUXURY GOODS — 1.43%
Bijou Brigitte modische Accessoires AG	1,241	134,841
Gerry Weber International AGb	7,769	392,724

		527,565

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 1.76%
Aareal Bank AGa	14,739	$649,381

		649,381
TRADING COMPANIES & DISTRIBUTORS — 1.91%
BayWa AG Registered	4,097	230,304
Kloeckner & Co. SEa	30,685	473,179

		703,483
TRANSPORTATION INFRASTRUCTURE — 0.55%
Hamburger Hafen und Logistik AG	7,548	204,224

		204,224
WIRELESS TELECOMMUNICATION SERVICES — 4.22%
Drillisch AG	13,906	486,303
Freenet AG	31,518	1,066,294

		1,552,597

TOTAL COMMON STOCKS
(Cost: $30,191,719)		35,201,453

PREFERRED STOCKS — 4.28%

BIOTECHNOLOGY — 0.69%
Biotest AG	2,023	257,055

		257,055
CONSTRUCTION MATERIALS — 0.44%
Sto AG	782	161,577

		161,577
HEALTH CARE EQUIPMENT & SUPPLIES — 1.72%
Draegerwerk AG & Co. KGaA[b]	1,955	261,995
Sartorius AG	2,737	371,595

		633,590
MACHINERY — 0.99%
Jungheinrich AG	4,930	364,081

		364,081
ROAD & RAIL — 0.44%
Sixt SE	5,202	161,980

		161,980

TOTAL PREFERRED STOCKS
(Cost: $1,241,424)		1,578,283

SHORT-TERM INVESTMENTS — 2.44%

MONEY MARKET FUNDS — 2.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	844,377	844,377

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	44,266	$44,266
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	9,245	9,245

		897,888

TOTAL SHORT-TERM INVESTMENTS
(Cost: $897,888)		897,888

TOTAL INVESTMENTS IN SECURITIES — 102.28%
(Cost: $32,331,031)		37,677,624
Other Assets, Less Liabilities — (2.28)%		(838,920)

NET ASSETS — 100.00%		$36,838,704

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG SMALL-CAP ETF

February 28, 2014

Security	Shares	Value
COMMON STOCKS — 99.85%

AIR FREIGHT & LOGISTICS — 1.68%
Kerry Logistics Network Ltd.[a]	96,000	$157,340

		157,340
AUTO COMPONENTS — 2.74%
Xinyi Glass Holdings Co. Ltd.	288,000	256,048

		256,048
BIOTECHNOLOGY — 0.52%
CK Life Sciences International (Holdings) Inc.	480,000	48,241

		48,241
CAPITAL MARKETS — 1.65%
Guotai Junan International Holdings Ltd.[b]	72,000	37,201
Haitong International Securities Group Ltd.[b]	60,000	31,465
Value Partners Group Ltd.	132,000	85,210

		153,876
COMMERCIAL BANKS — 6.65%
Dah Sing Banking Group Ltd.	62,400	102,914
Dah Sing Financial Holdings Ltd.	21,600	108,264
Wing Hang Bank Ltd.[b]	30,000	409,738

		620,916
COMMUNICATIONS EQUIPMENT — 3.27%
VTech Holdings Ltd.	27,000	305,100

		305,100
CONSTRUCTION & ENGINEERING — 0.95%
Hsin Chong Construction Group Ltd.	288,000	41,190
SOCAM Development Ltd.	49,000	47,668

		88,858
DISTRIBUTORS — 0.12%
Silver Base Group Holdings Ltd.[a]	84,000	10,932

		10,932
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.75%
Citic Telecom International Holdings Ltd.	222,000	80,664
Hutchison Telecommunications Hong Kong Holdings Ltd.	228,000	82,845

		163,509
ELECTRICAL EQUIPMENT — 2.98%
Johnson Electric Holdings Ltd.	267,000	259,396
Neo-Neon Holdings Ltd.[a]	87,000	18,608

		278,004

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.90%
FIH Mobile Ltd.[a]	372,000	$200,354
Truly International Holdings Ltd.	240,000	129,879
VST Holdings Ltd.	132,400	34,290

		364,523
ENERGY EQUIPMENT & SERVICES — 1.47%
Hilong Holding Ltd.	102,000	74,913
SPT Energy Group Inc.	108,000	62,342

		137,255
HOTELS, RESTAURANTS & LEISURE — 11.49%
Cafe de Coral Holdings Ltd.[b]	60,000	187,475
Century City International Holdings Ltd.	240,000	18,863
Dorsett Hospitality International Ltd.	102,000	20,108
Emperor Entertainment Hotel Ltd.	90,000	47,893
Macau Legend Development Ltd.[a,b]	204,000	191,618
Melco International Development Ltd.[b]	144,000	514,879
Paliburg Holdings Ltd.	60,000	19,173
Regal Hotels International Holdings Ltd.	56,000	27,780
Tsui Wah Holdings Ltd.[b]	72,000	45,179

		1,072,968
HOUSEHOLD DURABLES — 7.78%
Man Wah Holdings Ltd.	57,600	100,193
Samson Holding Ltd.	150,000	21,453
Techtronic Industries Co. Ltd.	228,000	605,176

		726,822
INDUSTRIAL CONGLOMERATES — 1.65%
Shun Tak Holdings Ltd.	252,000	153,907

		153,907
INTERNET SOFTWARE & SERVICES — 0.45%
SUNeVision Holdings Ltd.	120,000	42,211

		42,211
IT SERVICES — 0.43%
China Public Procurement Ltd.[a]	696,000	40,355

		40,355
LEISURE EQUIPMENT & PRODUCTS — 1.00%
Lung Cheong International Holdings Ltd.[a]	396,000	57,147
Playmates Toys Ltd.[a]	72,000	36,273

		93,420

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG SMALL-CAP ETF

February 28, 2014

Security	Shares	Value
MACHINERY — 0.58%
Singamas Container Holdings Ltd.	240,000	$54,116

		54,116
MARINE — 4.77%
Orient Overseas International Ltd.	33,000	162,214
Pacific Basin Shipping Ltd.	288,000	179,976
SITC International Holdings Co. Ltd.	228,000	103,702

		445,892
MEDIA — 4.31%
Hong Kong Television Network Ltd.[a]	72,000	28,573
Pico Far East Holdings Ltd.	132,000	40,309
Television Broadcasts Ltd.	54,000	333,628

		402,510
METALS & MINING — 1.72%
CST Mining Group Ltd.[a]	3,600,000	29,223
G-Resources Group Ltd.[a]	3,744,000	112,884
IRC Ltd.[a]	180,000	18,322

		160,429
OIL, GAS & CONSUMABLE FUELS — 3.57%
Brightoil Petroleum (Holdings) Ltd.[a,b]	450,000	155,391
Mongolia Energy Corp. Ltd.[a]	672,000	20,348
Newocean Energy Holdings Ltd.	168,000	157,371

		333,110
PHARMACEUTICALS — 0.56%
United Laboratories International Holdings Ltd. (The)[a,b]	84,000	52,060

		52,060
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.50%
Champion REIT	378,000	169,493
Prosperity REIT	162,000	47,800
Regal REIT	162,000	44,669
Sunlight REIT	174,000	65,017

		326,979
REAL ESTATE MANAGEMENT & DEVELOPMENT — 8.12%
CSI Properties Ltd.	968,000	37,418
Emperor International Holdings Ltd.	180,000	46,617
Far East Consortium International Ltd.	114,000	41,716
Great Eagle Holdings Ltd.	42,000	142,326
HKR International Ltd.	124,800	55,799
K. Wah International Holdings Ltd.	186,000	144,035
Kowloon Development Co. Ltd.	60,000	72,671

Security	Shares	Value
Lai Sun Development Co. Ltd.[a]	1,668,000	$42,124
Langham Hospitality Investments Ltd.[a]	135,000	66,447
Midland Holdings Ltd.[b]	108,000	51,905
Polytec Asset Holdings Ltd.	240,000	37,418
Soundwill Holdings Ltd.	12,000	20,069

		758,545
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.69%
United Photovoltaics Group Ltd.[a]	420,000	76,304
Xinyi Solar Holdings Ltd.[a]	288,000	81,267

		157,571
SPECIALTY RETAIL — 14.55%
Bonjour Holdings Ltd.	204,000	40,742
Chow Sang Sang Holdings International Ltd.	48,000	139,156
Dickson Concepts International Ltd.	39,000	22,613
Emperor Watch & Jewellery Ltd.	420,000	33,011
Esprit Holdings Ltd.[a,b]	312,050	586,221
Giordano International Ltd.	192,000	125,674
I.T Ltd.	48,000	14,163
Luk Fook Holdings International Ltd.	54,000	184,382
Sa Sa International Holdings Ltd.[b]	168,000	156,072
Stelux Holdings International Ltd.	60,000	19,636
Trinity Ltd.[b]	144,000	36,923

		1,358,593
TEXTILES, APPAREL & LUXURY GOODS — 5.28%
Pacific Textile Holdings Ltd.	90,000	129,647
Sitoy Group Holdings Ltd.	36,000	24,863
Stella International Holdings Ltd.	78,000	191,355
Texwinca Holdings Ltd.	132,000	123,308
YGM Trading Ltd.	11,040	24,467

		493,640
WIRELESS TELECOMMUNICATION SERVICES — 0.72%
SmarTone Telecommunications Holding Ltd.[b]	57,000	67,127

		67,127

TOTAL COMMON STOCKS
(Cost: $8,237,727)		9,324,857

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG SMALL-CAP ETF

February 28, 2014

Security	Shares	Value
SHORT-TERM INVESTMENTS — 17.69%

MONEY MARKET FUNDS — 17.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	1,563,099	$1,563,099
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	81,945	81,945
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	6,853	6,853

		1,651,897

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,651,897)		1,651,897

TOTAL INVESTMENTS IN SECURITIES — 117.54%
(Cost: $9,889,624)		10,976,754
Other Assets, Less Liabilities — (17.54)%		(1,637,620)

NET ASSETS — 100.00%		$9,339,134

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

February 28, 2014

Security	Shares	Value
COMMON STOCKS — 98.96%

AIR FREIGHT & LOGISTICS — 3.75%
CWT Ltd.	72,000	$75,030
Singapore Post Ltd.	504,000	525,207

		600,237
AIRLINES — 0.43%
Tiger Airways Holdings Ltd.[a,b]	204,800	68,714

		68,714
CAPITAL MARKETS — 1.61%
ARA Asset Management Ltd.	162,500	225,784
Transpac Industrial Holdings Ltd.	24,000	31,925

		257,709
COMMERCIAL SERVICES & SUPPLIES — 1.42%
Blumont Group Ltd.[a,b]	742,500	36,342
K-Green Trust	108,000	85,687
United Envirotech Ltd.	108,000	105,724

		227,753
CONSTRUCTION & ENGINEERING — 3.33%
Charisma Energy Services Ltd.[b]	834,000	40,821
Chip Eng Seng Corp. Ltd.	156,000	91,750
Civmec Ltd.	66,000	39,599
Rotary Engineering Ltd.	78,000	39,410
United Engineers Ltd.	138,000	198,279
Yoma Strategic Holdings Ltd.	222,000	123,557

		533,416
DISTRIBUTORS — 0.45%
GSH Corp. Ltd.[b]	1,170,000	72,045

		72,045
DIVERSIFIED CONSUMER SERVICES — 0.29%
Raffles Education Corp. Ltd.[b]	216,000	46,894

		46,894
DIVERSIFIED FINANCIAL SERVICES — 0.67%
k1 Ventures Ltd.[a]	252,000	39,789
Rowsley Ltd.[b]	300,000	67,498

		107,287
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.51%
Hi-P International Ltd.	60,000	25,579
Venture Corp. Ltd.	90,000	536,433

		562,012
ENERGY EQUIPMENT & SERVICES — 5.80%
Boustead Singapore Ltd.	78,000	106,837
Dyna-Mac Holdings Ltd.[a]	114,000	35,099

Security	Shares	Value
Ezion Holdings Ltd.	288,000	$511,565
Ezra Holdings Ltd.	234,000	196,739
Swiber Holdings Ltd.[b]	150,000	76,972

		927,212
FOOD & STAPLES RETAILING — 0.42%
Sheng Siong Group Ltd.	138,000	66,456

		66,456
FOOD PRODUCTS — 5.56%
Bumitama Agri Ltd.	120,000	92,366
First Resources Ltd.	204,000	355,917
GMG Global Ltd.	1,062,000	75,456
Indofood Agri Resources Ltd.	150,000	103,024
QAF Ltd.	54,000	35,170
Super Group Ltd.	78,000	227,220

		889,153
HEALTH CARE EQUIPMENT & SUPPLIES — 1.44%
Biosensors International Group Ltd.[a]	300,000	230,915

		230,915
HEALTH CARE PROVIDERS & SERVICES — 1.59%
International Healthway Corp. Ltd.[b]	162,000	40,925
Raffles Medical Group Ltd.	84,000	213,531

		254,456
HOTELS, RESTAURANTS & LEISURE — 2.30%
GuocoLeisure Ltd.	162,000	107,429
OUE Ltd.[a]	102,000	189,232
Stamford Land Corp. Ltd.	156,000	71,429

		368,090
INDUSTRIAL CONGLOMERATES — 0.55%
Hong Leong Asia Ltd.	42,000	44,430
Tuan Sing Holdings Ltd.	180,000	44,052

		88,482
IT SERVICES — 0.46%
CSE Global Ltd.	150,000	73,419

		73,419
MACHINERY — 2.00%
COSCO Corp. (Singapore) Ltd.[a]	348,000	189,563
Vard Holdings Ltd.[b]	180,000	130,023

		319,586
MARINE — 1.46%
Neptune Orient Lines Ltd.[b]	312,000	233,994

		233,994

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

February 28, 2014

Security	Shares	Value
MEDIA — 1.95%
Asian Pay Television Trust	492,000	$312,671

		312,671
METALS & MINING — 0.77%
Midas Holdings Ltd.	336,000	123,344

		123,344
OIL, GAS & CONSUMABLE FUELS — 1.23%
Geo Energy Resources Ltd.[a,b]	138,000	35,407
KrisEnergy Ltd.[a,b]	198,000	118,015
Rex International Holding Ltd.[b]	90,000	43,696

		197,118
REAL ESTATE INVESTMENT TRUSTS (REITS) — 42.28%
AIMS AMP Capital Industrial REIT	150,000	158,088
Ascendas Hospitality Trust	264,000	153,185
Ascott Residence Trust	288,400	262,968
Cache Logistics Trust[a]	240,000	214,100
Cambridge Industrial Trust	402,000	226,912
CapitaRetail China Trust	180,240	196,362
CDL Hospitality Trusts	216,000	277,951
Far East Hospitality Trust[a]	300,000	183,548
First REIT	168,000	138,596
Frasers Centrepoint Trust	168,000	232,099
Frasers Commercial Trust	174,000	173,766
Keppel REIT Management Ltd.[a]	480,000	445,251
Lippo Malls Indonesia Retail Trust	552,000	172,132
Mapletree Commercial Trust	432,000	412,663
Mapletree Greater China Commercial Trust	642,000	425,736
Mapletree Industrial Trust	372,000	396,463
Mapletree Logistics Trust	504,000	411,810
OUE Hospitality Trust[a,b]	252,000	176,064
Parkway Life REIT	126,000	227,789
Religare Health Trust	120,000	76,261
Sabana Shari’ah Compliant Industrial REIT[a]	204,000	165,075
Soilbuild Business Space REIT	204,000	122,397
SPH REIT	258,000	198,587
Starhill Global REIT	552,000	339,907
Suntec REIT[a]	744,000	977,943

		6,765,653
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.18%
Ascendas India Trust	234,000	132,083
Ho Bee Land Ltd.	72,000	124,481

Security	Shares	Value
Hong Fok Corp. Ltd.	90,000	$50,091
Perennial China Retail Trust[a]	198,000	80,500
SingHaiyi Group Ltd.[b]	2,922,000	43,829
Wheelock Properties (Singapore) Ltd.	84,000	103,450
Wing Tai Holdings Ltd.	138,800	202,716
Yanlord Land Group Ltd.	204,000	180,374
Ying Li International Real Estate Ltd.[b]	294,000	71,951

		989,475
ROAD & RAIL — 1.34%
SMRT Corp. Ltd.[a]	264,000	213,626

		213,626
SPECIALTY RETAIL — 1.23%
Courts Asia Ltd.[a]	54,000	24,939
OSIM International Ltd.[a]	90,000	171,943

		196,882
TRADING COMPANIES & DISTRIBUTORS — 0.31%
Tat Hong Holdings Ltd.	84,000	48,741

		48,741
TRANSPORTATION INFRASTRUCTURE — 3.45%
SATS Ltd.	234,000	552,349

		552,349
WATER UTILITIES — 1.07%
Hyflux Ltd.[a]	180,000	170,522

		170,522
WIRELESS TELECOMMUNICATION SERVICES — 2.11%
M1 Ltd.	126,000	338,202

		338,202

TOTAL COMMON STOCKS
(Cost: $18,084,205)		15,836,413

RIGHTS — 0.02%

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.02%
AIMS AMP Capital Industrial REIT[b]	19,950	3,780

		3,780

TOTAL RIGHTS
(Cost: $0)		3,780

SHORT-TERM INVESTMENTS — 10.36%

MONEY MARKET FUNDS — 10.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	1,572,664	1,572,664

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

February 28, 2014

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	82,447	$82,447
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,341	2,341

		1,657,452

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,657,452)		1,657,452

TOTAL INVESTMENTS IN SECURITIES — 109.34%
(Cost: $19,741,657)		17,497,645
Other Assets, Less Liabilities — (9.34)%		(1,494,283)

NET ASSETS — 100.00%		$16,003,362

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 28, 2014

Security	Shares	Value
COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.23%
Chemring Group PLC	15,110	$69,636
QinetiQ Group PLC	51,118	196,432
Ultra Electronics Holdings PLC	5,383	173,656

		439,724
AIR FREIGHT & LOGISTICS — 0.16%
Stobart Group Ltd.	23,082	58,893

		58,893
AIRLINES — 0.10%
Dart Group PLC	7,618	36,608

		36,608
BEVERAGES — 0.69%
Britvic PLC	19,044	248,138

		248,138
BIOTECHNOLOGY — 0.56%
Abcam PLC	13,085	107,943
Genus PLC	4,718	92,350

		200,293
CAPITAL MARKETS — 4.74%
Ashmore Group PLC	27,724	147,096
Brewin Dolphin Holdings PLC	21,277	122,553
Close Brothers Group PLC	11,601	285,013
F&C Asset Management PLC	36,000	76,318
Henderson Group PLC	79,355	338,984
Intermediate Capital Group PLC	31,461	237,310
Jupiter Fund Management PLC	21,738	159,125
Man Group PLC	135,252	235,049
Tullett Prebon PLC	17,122	96,125

		1,697,573
CHEMICALS — 2.85%
Alent PLC	21,581	112,116
AZ Electronic Materials SA	25,335	169,576
Elementis PLC	35,679	172,323
Essentra PLC	18,229	271,887
Synthomer PLC	21,281	94,580
Victrex PLC	6,265	200,745

		1,021,227
COMMERCIAL BANKS — 0.28%
Bank of Georgia Holdings PLC	2,560	99,532

		99,532
COMMERCIAL SERVICES & SUPPLIES — 3.95%
Berendsen PLC	13,287	233,136

Security	Shares	Value
Cape PLC	9,490	$45,366
De La Rue PLC	7,641	104,746
Homeserve PLC	23,158	128,032
Mears Group PLC	7,290	62,306
Mitie Group PLC	28,158	163,084
Regus PLC	51,704	202,064
Rentokil Initial PLC	140,652	313,732
RPS Group PLC	17,225	99,878
Shanks Group PLC	31,054	61,279

		1,413,623
COMMUNICATIONS EQUIPMENT — 0.67%
Pace PLC	21,916	152,605
Spirent Communications PLC	48,821	85,907

		238,512
CONSTRUCTION & ENGINEERING — 3.04%
Balfour Beatty PLC	53,475	285,607
Carillion PLC	33,406	212,401
Costain Group PLC[a]	2,915	13,165
Galliford Try PLC	6,369	136,514
Interserve PLC	9,970	101,503
Keller Group PLC	4,981	106,012
Kentz Corp. Ltd.	6,022	76,346
Kier Group PLC	3,850	122,072
Morgan Sindall Group PLC	2,808	35,646

		1,089,266
CONSUMER FINANCE — 1.42%
International Personal Finance PLC	18,799	168,548
Provident Financial PLC	10,766	338,652

		507,200
CONTAINERS & PACKAGING — 1.58%
DS Smith PLC	72,800	430,545
RPC Group PLC	12,873	133,538

		564,083
DISTRIBUTORS — 1.11%
Inchcape PLC	34,130	359,196
John Menzies PLC	3,207	36,788

		395,984
DIVERSIFIED CONSUMER SERVICES — 0.29%
Dignity PLC	4,058	102,077

		102,077
DIVERSIFIED FINANCIAL SERVICES — 0.84%
IG Group Holdings PLC	28,417	301,451

		301,451

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 28, 2014

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.55%
Avanti Communications Group PLC[b]	6,982	$31,007
Cable & Wireless Communications PLC	197,003	180,095
COLT Group SAb	27,442	62,913
Kcom Group PLC	40,100	65,253
TalkTalk Telecom Group PLC	40,720	215,982

		555,250
ELECTRICAL EQUIPMENT — 0.10%
Dialight PLC	2,394	34,343

		34,343
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.25%
Diploma PLC	8,782	113,912
Domino Printing Sciences PLC	8,680	116,953
Electrocomponents PLC	34,128	153,793
Halma PLC	29,215	298,656
Laird PLC	20,884	110,070
Oxford Instruments PLC	4,218	101,719
Premier Farnell PLC	28,866	111,263
Renishaw PLC	2,529	91,630
Spectris PLC	9,205	379,022
TT electronics PLC	11,522	43,011

		1,520,029
ENERGY EQUIPMENT & SERVICES — 1.38%
Hunting PLC	9,775	138,833
John Wood Group PLC	27,636	353,374

		492,207
FOOD & STAPLES RETAILING — 1.24%
Booker Group PLC	114,521	334,516
Greggs PLC	7,775	65,605
Majestic Wine PLC	4,971	42,070

		442,191
FOOD PRODUCTS — 0.95%
Dairy Crest Group PLC	10,440	92,990
Devro PLC	12,726	66,177
Greencore Group PLC	31,608	141,431
Premier Foods PLC[b]	16,126	38,916

		339,514
HEALTH CARE EQUIPMENT & SUPPLIES — 0.09%
Advanced Medical Solutions Group PLC	16,510	30,712

		30,712

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.72%
Al Noor Hospitals Group PLC[b]	2,842	$42,388
Synergy Health PLC	4,507	101,740
UDG Healthcare PLC	18,515	114,650

		258,778
HOTELS, RESTAURANTS & LEISURE — 5.48%
888 Holdings PLC	11,354	29,721
Betfair Group PLC	5,268	101,438
Bwin.Party Digital Entertainment PLC[b]	50,799	109,820
Domino’s Pizza Group PLC	10,838	101,530
Enterprise Inns PLC[b]	37,579	97,551
Greene King PLC	16,904	260,481
JD Wetherspoon PLC	7,282	99,581
Ladbrokes PLC	73,991	206,952
Marston’s PLC	44,007	110,255
Millennium & Copthorne Hotels PLC	11,873	116,201
Mitchells & Butlers PLC[b]	16,007	130,103
Restaurant Group PLC (The)	15,523	174,295
Spirit Pub Co. PLC	51,472	71,595
Thomas Cook Group PLC[b]	112,837	350,399

		1,959,922
HOUSEHOLD DURABLES — 6.04%
Barratt Developments PLC	76,431	563,582
Bellway PLC	9,461	265,734
Berkeley Group Holdings PLC (The)	9,683	444,789
Bovis Homes Group PLC	10,418	162,805
Crest Nicholson Holdings PLC[b]	15,592	99,790
Redrow PLC	17,288	99,027
Taylor Wimpey PLC	251,362	526,556

		2,162,283
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.17%
Drax Group PLC	31,110	420,214

		420,214
INDUSTRIAL CONGLOMERATES — 0.96%
DCC PLC	6,458	342,320

		342,320
INSURANCE — 6.57%
Amlin PLC	39,159	295,245
Beazley PLC	41,055	181,637
Catlin Group Ltd.	28,441	253,090
Chesnara PLC	9,250	54,566
esure Group PLC	21,243	95,942
Hiscox Ltd.	27,656	302,185

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 28, 2014

Security	Shares	Value
Jardine Lloyd Thompson Group PLC	10,291	$182,809
Lancashire Holdings Ltd.	14,256	175,240
Partnership Assurance Group PLC[b]	12,767	68,894
Phoenix Group Holdings	12,421	156,118
St James’s Place PLC	39,782	583,351

		2,349,077
INTERNET & CATALOG RETAIL — 1.75%
Home Retail Group PLC	63,175	207,720
N Brown Group PLC	12,031	118,957
Ocado Group PLC[b]	31,634	298,203

		624,880
INTERNET SOFTWARE & SERVICES — 0.88%
Blinkx PLC[a,b]	28,964	48,904
Moneysupermarket.com Group PLC	29,573	92,677
Telecity Group PLC	15,721	173,752

		315,333
IT SERVICES — 1.39%
Anite PLC	24,690	36,618
Computacenter PLC	6,482	74,411
Innovation Group PLC[b]	71,164	42,934
Optimal Payments PLC[b]	12,459	101,474
Quindell PLC[b]	329,693	186,474
Xchanging PLC	18,800	55,608

		497,519
LIFE SCIENCES TOOLS & SERVICES — 0.08%
Clinigen Healthcare Ltd.[b]	3,274	29,903

		29,903
MACHINERY — 3.79%
Bodycote PLC	15,033	190,460
Fenner PLC	15,332	109,097
Morgan Advanced Materials PLC	22,308	128,940
Rotork PLC	6,725	302,264
Senior PLC	32,361	155,972
Spirax-Sarco Engineering PLC	5,858	304,429
Vesuvius PLC	21,193	166,465

		1,357,627
MARINE — 0.11%
Clarkson PLC	1,087	38,073

		38,073
MEDIA — 4.62%
Chime Communications PLC	6,131	35,884
Cineworld Group PLC	15,320	81,387
Daily Mail & General Trust PLC Class A NVS	21,941	386,819

Security	Shares	Value
Entertainment One Ltd.[b]	15,263	$88,246
Informa PLC	46,732	409,200
Rightmove PLC	7,442	343,595
Trinity Mirror PLC[b]	20,177	77,179
UBM PLC	19,041	228,953

		1,651,263
METALS & MINING — 2.45%
African Barrick Gold PLC	9,552	45,014
African Minerals Ltd.[b]	19,869	49,447
Centamin PLC[b]	76,943	70,920
Ferrexpo PLC	12,387	31,761
Gem Diamonds Ltd.[b]	7,552	20,123
Highland Gold Mining Ltd.	13,944	15,773
Hill & Smith Holdings PLC	6,203	57,954
Hochschild Mining PLC	14,247	47,692
Kazakhmys PLC[a]	21,268	108,851
London Mining PLC[b]	10,548	15,909
Lonmin PLC[b]	35,348	178,543
Pan African Resources PLC	111,608	26,185
Petra Diamonds Ltd.[b]	29,571	78,399
Petropavlovsk PLC	15,355	23,931
Vedanta Resources PLC	7,444	105,414

		875,916
MULTI-UTILITIES — 0.43%
Telecom plus PLC	4,982	153,456

		153,456
MULTILINE RETAIL — 0.40%
Debenhams PLC	95,121	120,672
Mothercare PLC[b]	5,665	23,687

		144,359
OIL, GAS & CONSUMABLE FUELS — 4.50%
Afren PLC[b]	85,494	233,252
Amerisur Resources PLC[a,b]	66,461	66,549
Anglo Pacific Group PLC	8,143	27,429
Asia Resource Minerals PLC[b]	6,544	25,498
Bowleven PLC[b]	25,970	14,145
Cairn Energy PLC[b]	44,214	147,303
EnQuest PLC[b]	55,620	136,181
Essar Energy PLC[b]	25,713	29,302
Faroe Petroleum PLC[b]	12,768	22,895
Gulf Keystone Petroleum Ltd.[a,b]	65,560	170,846
Hargreaves Services PLC	2,282	33,463
Heritage Oil PLC[b]	14,605	61,801
Iofina PLC[b]	7,907	10,435

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 28, 2014

Security	Shares	Value
Ophir Energy PLC[b]	34,481	$184,450
Premier Oil PLC	41,037	216,975
Rockhopper Exploration PLC[b]	20,931	40,777
Salamander Energy PLC[b]	20,287	34,168
SOCO International PLC[b]	15,326	121,948
Xcite Energy Ltd.[a,b]	20,501	31,608

		1,609,025
PAPER & FOREST PRODUCTS — 1.47%
Mondi PLC	28,585	525,030

		525,030
PHARMACEUTICALS — 1.71%
BTG PLC[b]	28,040	281,945
Hikma Pharmaceuticals PLC	10,690	256,899
Vectura Group PLC[b]	26,454	71,819

		610,663
PROFESSIONAL SERVICES — 2.06%
Hays PLC	110,114	263,884
ITE Group PLC	18,345	86,635
Michael Page International PLC	22,664	192,566
W.S. Atkins PLC	7,775	193,101

		736,186

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.67%
Big Yellow Group PLC	9,858	94,415
Derwent London PLC	7,132	331,194
Great Portland Estates PLC	26,562	287,115
Hansteen Holdings PLC	49,144	92,406
LondonMetric Property PLC	43,478	105,286
Primary Health Properties PLC	7,307	43,839
Redefine International PLC	68,701	58,718
Shaftesbury PLC	19,392	215,787
Workspace Group PLC	8,472	84,193

		1,312,953
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.39%
Capital & Counties Properties PLC	49,886	314,676
Grainger PLC	32,338	133,208
Helical Bar PLC	7,892	49,332
Quintain Estates and Development PLC[b]	36,354	63,361
Savills PLC	9,331	95,544
St. Modwen Properties PLC	14,657	96,901
UNITE Group PLC	13,730	103,220

		856,242

Security	Shares	Value
ROAD & RAIL — 2.30%
FirstGroup PLC[b]	93,416	$221,050
Go-Ahead Group PLC (The)	3,005	109,078
National Express Group PLC	33,878	172,595
Northgate PLC	10,388	103,582
Stagecoach Group PLC	33,296	217,617

		823,922
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.69%
CSR PLC	12,252	155,534
Imagination Technologies Group PLC[a,b]	16,725	52,133
IQE PLC[a,b]	46,119	15,844
Nanoco Group PLC[a,b]	11,696	23,619

		247,130
SOFTWARE — 2.35%
AVEVA Group PLC	4,974	179,967
Fidessa Group PLC	2,947	126,728
Globo PLC[a,b]	19,480	21,954
Micro Focus International PLC	10,759	141,269
Monitise PLC[b]	101,725	135,954
Playtech Ltd.	12,557	172,032
SDL PLC	6,327	39,921
WANdisco PLC[b]	1,028	23,085

		840,910
SPECIALTY RETAIL — 4.01%
Darty PLC	41,405	80,491
Dixons Retail PLC[b]	283,978	244,615
Dunelm Group PLC	6,989	116,422
Halfords Group PLC	15,544	122,719
Howden Joinery Group PLC	49,794	316,766
Lookers PLC	22,442	48,798
Sports Direct International PLC[b]	18,590	251,258
SuperGroup PLC[b]	2,514	69,937
WH Smith PLC	9,450	185,449

		1,436,455
TEXTILES, APPAREL & LUXURY GOODS — 0.07%
Mulberry Group PLC	2,128	23,662

		23,662
THRIFTS & MORTGAGE FINANCE — 0.46%
Paragon Group of Companies PLC	23,889	163,901

		163,901
TRADING COMPANIES & DISTRIBUTORS — 2.71%
Ashtead Group PLC	39,121	574,314
Grafton Group PLC Units	17,153	189,723

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 28, 2014

Security	Shares	Value
SIG PLC	44,216	$156,720
Speedy Hire PLC	40,658	49,569

		970,326
TRANSPORTATION INFRASTRUCTURE — 0.56%
BBA Aviation PLC	35,373	199,358

		199,358
WATER UTILITIES — 0.99%
Pennon Group PLC	28,489	354,733

		354,733

TOTAL COMMON STOCKS
(Cost: $30,584,111)		35,719,849

RIGHTS — 0.00%

CONSTRUCTION & ENGINEERING — 0.00%
Costain Group PLC[a]	1,099	820

		820
IT SERVICES — 0.00%
Innovation Group[b]	6,941	465

		465

TOTAL RIGHTS
(Cost: $0)		1,285

SHORT-TERM INVESTMENTS — 1.07%

MONEY MARKET FUNDS — 1.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	347,154	347,154
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	18,199	18,199
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	18,228	18,228

		383,581

TOTAL SHORT-TERM INVESTMENTS
(Cost: $383,581)		383,581

Value
TOTAL INVESTMENTS IN SECURITIES — 100.92%
(Cost: $30,967,692)	$36,104,715
Other Assets, Less Liabilities — (0.92)%	(330,264)

NET ASSETS — 100.00%	$35,774,451

NVS — Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2014

	iShares MSCI Australia Small-Cap ETF	iShares MSCI Brazil Small-Cap ETF	iShares MSCI Canada Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,109,092	$37,242,882	$2,467,969
Affiliated (Note 2)	75,311	2,598	91,098

Total cost of investments	$2,184,403	$37,245,480	$2,559,067

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,080,956	$29,036,948	$2,373,939
Affiliated (Note 2)	75,311	2,598	91,098

Total fair value of investments	2,156,267	29,039,546	2,465,037
Foreign currency, at value[b]	6,096	779,986	3,371
Receivables:
Investment securities sold	14,832	150,755	20,984
Dividends and interest	9,049	92,486	2,974

Total Assets	2,186,244	30,062,773	2,492,366

LIABILITIES
Payables:
Investment securities purchased	40,037	173,306	23,836
Collateral for securities on loan (Note 1)	74,827	—	90,777
Investment advisory fees (Note 2)	915	14,253	1,043

Total Liabilities	115,779	187,559	115,656

NET ASSETS	$2,070,465	$29,875,214	$2,376,710

Net assets consist of:
Paid-in capital	$2,303,944	$50,828,737	$2,585,739
Distributions in excess of net investment income	(29,918)	(51,252)	(10,674)
Accumulated net realized loss	(175,532)	(12,714,836)	(104,310)
Net unrealized depreciation	(28,029)	(8,187,435)	(94,045)

NET ASSETS	$2,070,465	$29,875,214	$2,376,710

Shares outstanding[c]	100,000	1,650,000	100,000

Net asset value per share	$20.70	$18.11	$23.77

[a]	Securities on loan with values of $67,537, $ — and $85,815, respectively. See Note 1.
[b]	Cost of foreign currency: $5,948, $759,848 and $3,394, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2014

	iShares MSCI China Small-Cap ETF	iShares MSCI Germany Small-Cap ETF	iShares MSCI Hong Kong Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$32,939,320	$31,433,143	$8,237,727
Affiliated (Note 2)	5,537,557	897,888	1,651,897

Total cost of investments	$38,476,877	$32,331,031	$9,889,624

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$32,965,066	$36,779,736	$9,324,857
Affiliated (Note 2)	5,537,557	897,888	1,651,897

Total fair value of investments	38,502,623	37,677,624	10,976,754
Foreign currency, at value[b]	45,444	43,354	5,414
Receivables:
Investment securities sold	486,122	515,755	12,061
Due from custodian (Note 4)	—	12,393	—
Dividends and interest	14,868	30,299	5,921

Total Assets	39,049,057	38,279,425	11,000,150

LIABILITIES
Payables:
Investment securities purchased	415,806	536,837	11,823
Collateral for securities on loan (Note 1)	5,522,261	888,643	1,645,044
Investment advisory fees (Note 2)	15,700	15,241	4,149

Total Liabilities	5,953,767	1,440,721	1,661,016

NET ASSETS	$33,095,290	$36,838,704	$9,339,134

Net assets consist of:
Paid-in capital	$35,469,063	$30,900,874	$8,498,636
Distributions in excess of net investment income	(161,375)	(24,359)	(2,313)
Undistributed net realized gain (accumulated net realized loss)	(2,238,130)	613,888	(244,315)
Net unrealized appreciation	25,732	5,348,301	1,087,126

NET ASSETS	$33,095,290	$36,838,704	$9,339,134

Shares outstanding[c]	700,000	850,000	300,000

Net asset value per share	$47.28	$43.34	$31.13

[a]	Securities on loan with values of $4,993,506, $843,601 and $1,547,671, respectively. See Note 1.
[b]	Cost of foreign currency: $45,458, $42,906 and $5,417, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2014

	iShares MSCI Singapore Small-Cap ETF	iShares MSCI United Kingdom Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$18,084,205	$30,584,111
Affiliated (Note 2)	1,657,452	383,581

Total cost of investments	$19,741,657	$30,967,692

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$15,840,193	$35,721,134
Affiliated (Note 2)	1,657,452	383,581

Total fair value of investments	17,497,645	36,104,715
Foreign currency, at value[b]	114,199	50,153
Receivables:
Investment securities sold	1,059,728	15,176
Dividends and interest	42,504	44,920
Capital shares sold	—	2,183,375

Total Assets	18,714,076	38,398,339

LIABILITIES
Payables:
Investment securities purchased	1,047,994	2,212,676
Collateral for securities on loan (Note 1)	1,655,111	365,353
Capital shares redeemed	—	31,177
Investment advisory fees (Note 2)	7,609	14,682

Total Liabilities	2,710,714	2,623,888

NET ASSETS	$16,003,362	$35,774,451

Net assets consist of:
Paid-in capital	$19,181,908	$29,905,849
Distributions in excess of net investment income	(231,028)	(27,018)
Undistributed net realized gain (accumulated net realized loss)	(703,477)	758,676
Net unrealized appreciation (depreciation)	(2,244,041)	5,136,944

NET ASSETS	$16,003,362	$35,774,451

Shares outstanding[c]	600,000	800,000

Net asset value per share	$26.67	$44.72

[a]	Securities on loan with values of $1,530,255 and $344,739, respectively. See Note 1.
[b]	Cost of foreign currency: $114,306 and $49,677, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2014

	iShares MSCI Australia Small-Cap ETF	iShares MSCI Brazil Small-Cap ETF	iShares MSCI Canada Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$39,073	$268,016	$28,470
Interest — affiliated (Note 2)	—	4	—
Securities lending income — affiliated (Note 2)	1,075	—	1,134

Total investment income	40,148	268,020	29,604

EXPENSES
Investment advisory fees (Note 2)	6,127	108,481	6,666

Total expenses	6,127	108,481	6,666

Net investment income	34,021	159,539	22,938

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(81,300)	(2,978,585)	(17,889)
Foreign currency transactions	440	(46,636)	(33)

Net realized loss	(80,860)	(3,025,221)	(17,922)

Net change in unrealized appreciation/depreciation on:
Investments	148,070	21,200	204,461
Translation of assets and liabilities in foreign currencies	198	36,023	43

Net change in unrealized appreciation/depreciation	148,268	57,223	204,504

Net realized and unrealized gain (loss)	67,408	(2,967,998)	186,582

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$101,429	$(2,808,459)	$209,520

[a]	Net of foreign withholding tax of $1,612, $30,108 and $4,975, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2014

	iShares MSCI China Small-Cap ETF	iShares MSCI Germany Small-Cap ETF	iShares MSCI Hong Kong Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$211,276	$66,213	$115,080
Interest — affiliated (Note 2)	5	2	2
Securities lending income — affiliated (Note 2)	78,205	2,602	7,106

Total investment income	289,486	68,817	122,188

EXPENSES
Investment advisory fees (Note 2)	94,887	75,389	24,672

Total expenses	94,887	75,389	24,672

Net investment income (loss)	194,599	(6,572)	97,516

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	313,103	(63,143)	(214,502)
In-kind redemptions — unaffiliated	723,552	702,297	—
Foreign currency transactions	(46)	206	(10)

Net realized gain (loss)	1,036,609	639,360	(214,512)

Net change in unrealized appreciation/depreciation on:
Investments	2,823,176	4,669,252	678,110
Translation of assets and liabilities in foreign currencies	(33)	1,436	(7)

Net change in unrealized appreciation/depreciation	2,823,143	4,670,688	678,103

Net realized and unrealized gain	3,859,752	5,310,048	463,591

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,054,351	$5,303,476	$561,107

[a]	Net of foreign withholding tax of $87, $11,126 and $ —, respectively.

See notes to financial statements.

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2014

	iShares MSCI Singapore Small-Cap ETF	iShares MSCI United Kingdom Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$391,655	$200,594
Interest — affiliated (Note 2)	5	2
Securities lending income — affiliated (Note 2)	36,775	3,658

Total investment income	428,435	204,254

EXPENSES
Investment advisory fees (Note 2)	61,389	64,967

Total expenses	61,389	64,967

Net investment income	367,046	139,287

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,098,531)	(79,202)
In-kind redemptions — unaffiliated	919,501	874,567
Foreign currency transactions	1,414	3,042

Net realized gain (loss)	(177,616)	798,407

Net change in unrealized appreciation/depreciation on:
Investments	(262,954)	4,412,871
Translation of assets and liabilities in foreign currencies	(451)	111

Net change in unrealized appreciation/depreciation	(263,405)	4,412,982

Net realized and unrealized gain (loss)	(441,021)	5,211,389

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(73,975)	$5,350,676

[a]	Net of foreign withholding tax of $16,138 and $727, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI Australia Small-Cap ETF		iShares MSCI Brazil Small-Cap ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$34,021	$50,112	$159,539	$648,241
Net realized loss	(80,860)	(49,463)	(3,025,221)	(3,298,780)
Net change in unrealized appreciation/depreciation	148,268	(73,596)	57,223	(8,430,769)

Net increase (decrease) in net assets resulting from operations	101,429	(72,947)	(2,808,459)	(11,081,308)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(52,726)	(76,139)	(178,162)	(814,830)
Return of capital	—	(8,732)	—	(327,205)

Total distributions to shareholders	(52,726)	(84,871)	(178,162)	(1,142,035)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	1,035,923	—	5,724,450
Cost of shares redeemed	—	—	(1,745,698)	(10,200,931)

Net increase (decrease) in net assets from capital share transactions	—	1,035,923	(1,745,698)	(4,476,481)

INCREASE (DECREASE) IN NET ASSETS	48,703	878,105	(4,732,319)	(16,699,824)

NET ASSETS
Beginning of period	2,021,762	1,143,657	34,607,533	51,307,357

End of period	$2,070,465	$2,021,762	$29,875,214	$34,607,533

Distributions in excess of net investment income included in net assets at end of period	$(29,918)	$(11,213)	$(51,252)	$(32,629)

SHARES ISSUED AND REDEEMED
Shares sold	—	50,000	—	200,000
Shares redeemed	—	—	(100,000)	(450,000)

Net increase (decrease) in shares outstanding	—	50,000	(100,000)	(250,000)

See notes to financial statements.

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Canada Small-Cap ETF		iShares MSCI China Small-Cap ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$22,938	$66,752	$194,599	$705,562
Net realized gain (loss)	(17,922)	(106,247)	1,036,609	(406,946)
Net change in unrealized appreciation/depreciation	204,504	25,704	2,823,143	4,624,579

Net increase (decrease) in net assets resulting from operations	209,520	(13,791)	4,054,351	4,923,195

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(28,493)	(104,482)	(462,760)	(698,873)
Return of capital	—	(4,126)	—	—

Total distributions to shareholders	(28,493)	(108,608)	(462,760)	(698,873)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	2,322,928	14,769,611
Cost of shares redeemed	—	(2,348,064)	(4,306,523)	(1,974,911)

Net increase (decrease) in net assets from capital share transactions	—	(2,348,064)	(1,983,595)	12,794,700

INCREASE (DECREASE) IN NET ASSETS	181,027	(2,470,463)	1,607,996	17,019,022

NET ASSETS
Beginning of period	2,195,683	4,666,146	31,487,294	14,468,272

End of period	$2,376,710	$2,195,683	$33,095,290	$31,487,294

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(10,674)	$(5,119)	$(161,375)	$106,786

SHARES ISSUED AND REDEEMED
Shares sold	—	—	50,000	350,000
Shares redeemed	—	(100,000)	(100,000)	(50,000)

Net increase (decrease) in shares outstanding	—	(100,000)	(50,000)	300,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Germany Small-Cap ETF		iShares MSCI Hong Kong Small-Cap ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(6,572)	$167,103	$97,516	$117,473
Net realized gain (loss)	639,360	865,956	(214,512)	293,488
Net change in unrealized appreciation/depreciation	4,670,688	565,907	678,103	102,719

Net increase in net assets resulting from operations	5,303,476	1,598,966	561,107	513,680

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,921)	(187,996)	(114,014)	(245,928)

Total distributions to shareholders	(16,921)	(187,996)	(114,014)	(245,928)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,127,124	11,101,375	3,128,128	4,202,963
Cost of shares redeemed	(3,937,866)	(4,818,397)	—	(3,874,115)

Net increase in net assets from capital share transactions	21,189,258	6,282,978	3,128,128	328,848

INCREASE IN NET ASSETS	26,475,813	7,693,948	3,575,221	596,600

NET ASSETS
Beginning of period	10,362,891	2,668,943	5,763,913	5,167,313

End of period	$36,838,704	$10,362,891	$9,339,134	$5,763,913

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(24,359)	$(866)	$(2,313)	$14,185

SHARES ISSUED AND REDEEMED
Shares sold	650,000	350,000	100,000	150,000
Shares redeemed	(100,000)	(150,000)	—	(150,000)

Net increase in shares outstanding	550,000	200,000	100,000	—

See notes to financial statements.

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Singapore Small-Cap ETF		iShares MSCI United Kingdom Small-Cap ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$367,046	$531,803	$139,287	$107,926
Net realized gain (loss)	(177,616)	(334,258)	798,407	326,156
Net change in unrealized appreciation/depreciation	(263,405)	(2,545,697)	4,412,982	481,373

Net increase (decrease) in net assets resulting from operations	(73,975)	(2,348,152)	5,350,676	915,455

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(562,289)	(779,759)	(184,114)	(119,441)

Total distributions to shareholders	(562,289)	(779,759)	(184,114)	(119,441)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	25,036,923	24,025,340	6,814,234
Cost of shares redeemed	(8,398,564)	—	(2,235,934)	(1,587,188)

Net increase (decrease) in net assets from capital share transactions	(8,398,564)	25,036,923	21,789,406	5,227,046

INCREASE (DECREASE) IN NET ASSETS	(9,034,828)	21,909,012	26,955,968	6,023,060

NET ASSETS
Beginning of period	25,038,190	3,129,178	8,818,483	2,795,423

End of period	$16,003,362	$25,038,190	$35,774,451	$8,818,483

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(231,028)	$(35,785)	$(27,018)	$17,809

SHARES ISSUED AND REDEEMED
Shares sold	—	800,000	600,000	200,000
Shares redeemed	(300,000)	—	(50,000)	(50,000)

Net increase (decrease) in shares outstanding	(300,000)	800,000	550,000	150,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Australia Small-Cap ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$20.22	$22.87	$25.02

Income from investment operations:
Net investment income[b]	0.34	0.97	0.57
Net realized and unrealized gain (loss)[c]	0.67	(1.92)	(2.36)

Total from investment operations	1.01	(0.95)	(1.79)

Less distributions from:
Net investment income	(0.53)	(1.53)	(0.36)
Return of capital	—	(0.17)	—

Total distributions	(0.53)	(1.70)	(0.36)

Net asset value, end of period	$20.70	$20.22	$22.87

Total return	5.23%[d]	(4.69)%	(7.08)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,070	$2,022	$1,144
Ratio of expenses to average net assets[e]	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets[e]	3.28%	4.21%	3.90%
Portfolio turnover rate[f]	13%	21%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Brazil Small-Cap ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Sept. 28, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$19.78	$25.65	$26.81	$25.26

Income from investment operations:
Net investment income[b]	0.09	0.32	0.56	0.73
Net realized and unrealized gain (loss)[c]	(1.66)	(5.59)	(1.14)	1.33

Total from investment operations	(1.57)	(5.27)	(0.58)	2.06

Less distributions from:
Net investment income	(0.10)	(0.43)	(0.58)	(0.51)
Return of capital	—	(0.17)	—	—

Total distributions	(0.10)	(0.60)	(0.58)	(0.51)

Net asset value, end of period	$18.11	$19.78	$25.65	$26.81

Total return	(7.97)%[d]	(21.00)%	(1.82)%	8.03%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$29,875	$34,608	$51,307	$53,625
Ratio of expenses to average net assets[e]	0.62%	0.61%	0.61%	0.59%
Ratio of net investment income to average net assets[e]	0.91%	1.25%	2.27%	2.78%
Portfolio turnover rate[f]	14%	51%	67%	77%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2014, the years ended August 31,2013 , August 31, 2012 and the period ended August 31, 2011 were 14%, 39%, 43% and 71%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Canada Small-Cap ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$21.96	$23.33	$25.17

Income from investment operations:
Net investment income[b]	0.23	0.51	0.24
Net realized and unrealized gain (loss)[c]	1.86	(1.22)	(1.94)

Total from investment operations	2.09	(0.71)	(1.70)

Less distributions from:
Net investment income	(0.28)	(0.63)	(0.14)
Return of capital	—	(0.03)	—

Total distributions	(0.28)	(0.66)	(0.14)

Net asset value, end of period	$23.77	$21.96	$23.33

Total return	9.62%[d]	(3.04)%	(6.69)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,377	$2,196	$4,666
Ratio of expenses to average net assets[e]	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets[e]	2.03%	2.20%	1.72%
Portfolio turnover rate[f]	10%	24%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI China Small-Cap ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Sept. 28, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$41.98	$32.15	$41.04	$50.70

Income from investment operations:
Net investment income[b]	0.29	1.07	0.92	0.80
Net realized and unrealized gain (loss)[c]	5.67	9.87	(8.98)	(9.82)

Total from investment operations	5.96	10.94	(8.06)	(9.02)

Less distributions from:
Net investment income	(0.66)	(1.11)	(0.83)	(0.64)

Total distributions	(0.66)	(1.11)	(0.83)	(0.64)

Net asset value, end of period	$47.28	$41.98	$32.15	$41.04

Total return	14.27%[d]	34.30%	(19.70)%	(17.95)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$33,095	$31,487	$14,468	$18,467
Ratio of expenses to average net assets[e]	0.62%	0.61%	0.61%	0.59%
Ratio of net investment income to average net assets[e]	1.27%	2.60%	2.60%	1.69%
Portfolio turnover rate[f]	15%	27%	33%	47%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2014 and the year ended August 31, 2013 were 14% and 27%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Germany Small-Cap ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$34.54	$26.69	$25.84

Income from investment operations:
Net investment income (loss)[b]	(0.01)	0.67	0.57
Net realized and unrealized gain[c]	8.83	7.81	0.79

Total from investment operations	8.82	8.48	1.36

Less distributions from:
Net investment income	(0.02)	(0.63)	(0.51)

Total distributions	(0.02)	(0.63)	(0.51)

Net asset value, end of period	$43.34	$34.54	$26.69

Total return	25.55%[d]	31.93%	5.34%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$36,839	$10,363	$2,669
Ratio of expenses to average net assets[e]	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets[e]	(0.05)%	2.09%	3.54%
Portfolio turnover rate[f]	7%	19%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Hong Kong Small-Cap ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Jan. 10, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$28.82	$25.84	$24.43

Income from investment operations:
Net investment income[b]	0.36	0.96	0.55
Net realized and unrealized gain[c]	2.33	6.03	1.20

Total from investment operations	2.69	6.99	1.75

Less distributions from:
Net investment income	(0.38)	(4.01)	(0.34)

Total distributions	(0.38)	(4.01)	(0.34)

Net asset value, end of period	$31.13	$28.82	$25.84

Total return	9.32%[d]	29.05%	7.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,339	$5,764	$5,167
Ratio of expenses to average net assets[e]	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets[e]	2.33%	3.41%	3.25%
Portfolio turnover rate[f]	17%	33%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Singapore Small-Cap ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Jan. 10, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$27.82	$31.29	$25.44

Income from investment operations:
Net investment income[b]	0.49	1.38	1.21
Net realized and unrealized gain (loss)[c]	(0.84)	1.05	5.29

Total from investment operations	(0.35)	2.43	6.50

Less distributions from:
Net investment income	(0.80)	(5.90)	(0.65)

Total distributions	(0.80)	(5.90)	(0.65)

Net asset value, end of period	$26.67	$27.82	$31.29

Total return	(1.19)%[d]	6.91%	25.89%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$16,003	$25,038	$3,129
Ratio of expenses to average net assets[e]	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets[e]	3.53%	4.54%	6.53%
Portfolio turnover rate[f]	20%	26%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI United Kingdom Small-Cap  ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$35.27	$27.95	$25.48

Income from investment operations:
Net investment income[b]	0.25	0.91	0.43
Net realized and unrealized gain[c]	9.48	7.41	2.36

Total from investment operations	9.73	8.32	2.79

Less distributions from:
Net investment income	(0.28)	(1.00)	(0.32)

Total distributions	(0.28)	(1.00)	(0.32)

Net asset value, end of period	$44.72	$35.27	$27.95

Total return	27.70%[d]	30.27%	11.02%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$35,774	$8,818	$2,795
Ratio of expenses to average net assets[e]	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets[e]	1.26%	2.82%	2.65%
Portfolio turnover rate[f]	3%	19%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Australia Small-Cap	Non-diversified
MSCI Brazil Small-Cap	Diversified
MSCI Canada Small-Cap	Non-diversified
MSCI China Small-Cap	Diversified

iShares ETF	Diversification Classification
MSCI Germany Small-Cap	Non-diversified
MSCI Hong Kong Small-Cap	Non-diversified
MSCI Singapore Small-Cap	Non-diversified
MSCI United Kingdom Small-Cap	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI Australia Small-Cap
Assets:
Common Stocks	$2,074,673	$—	$0[a]	$2,074,673
Preferred Stocks	5,222	—	0[a]	5,222
Rights	—	1,061	—	1,061
Money Market Funds	75,311	—	—	75,311

	$2,155,206	$1,061	$0[a]	$2,156,267

MSCI Brazil Small-Cap
Assets:
Common Stocks	$25,609,857	$—	$—	$25,609,857
Preferred Stocks	3,427,091	—	—	3,427,091
Money Market Funds	2,598	—	—	2,598

	$29,039,546	$—	$—	$29,039,546

MSCI Canada Small-Cap
Assets:
Common Stocks	$2,373,936	$3	$—	$2,373,939
Money Market Funds	91,098	—	—	91,098

	$2,465,034	$3	$—	$2,465,037

MSCI China Small-Cap
Assets:
Common Stocks	$32,613,202	$185,832	$166,032	$32,965,066
Money Market Funds	5,537,557	—	—	5,537,557

	$38,150,759	$185,832	$166,032	$38,502,623

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI Germany Small-Cap
Assets:
Common Stocks	$35,201,453	$—	$—	$35,201,453
Preferred Stocks	1,578,283	—	—	1,578,283
Money Market Funds	897,888	—	—	897,888

	$37,677,624	$—	$—	$37,677,624

MSCI Hong Kong Small-Cap
Assets:
Common Stocks	$9,324,857	$—	$—	$9,324,857
Money Market Funds	1,651,897	—	—	1,651,897

	$10,976,754	$—	$—	$10,976,754

MSCI Singapore Small-Cap
Assets:
Common Stocks	$15,836,413	$—	$—	$15,836,413
Rights	3,780	—	—	3,780
Money Market Funds	1,657,452	—	—	1,657,452

	$17,497,645	$—	$—	$17,497,645

MSCI United Kingdom Small-Cap
Assets:
Common Stocks	$35,719,849	$—	$—	$35,719,849
Rights	—	1,285	—	1,285
Money Market Funds	383,581	—	—	383,581

	$36,103,430	$1,285	$—	$36,104,715

[a]	Rounds to less than $1.

The iShares MSCI China Small-Cap ETF had transfers from Level 2 to Level 1 during the period ended February 28, 2014 in the amount of $361,236, measured as of the beginning of the period, resulting from the resumption of trading after a temporary suspension.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates.

As of February 28, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of February 28, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
MSCI Australia Small-Cap	$67,537
MSCI Canada Small-Cap	85,815
MSCI China Small-Cap	4,993,506
MSCI Germany Small-Cap	843,601
MSCI Hong Kong Small-Cap	1,547,671
MSCI Singapore Small-Cap	1,530,255
MSCI United Kingdom Small-Cap	344,739

As of February 28, 2014, the value of the related collateral, as disclosed in the Funds’ schedules of investments, exceeded the market value of the securities on loan.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the iShares MSCI Brazil Small-Cap and iShares MSCI China Small-Cap ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Australia Small-Cap	0.59%
MSCI Canada Small-Cap	0.59
MSCI Germany Small-Cap	0.59
MSCI Hong Kong Small-Cap	0.59
MSCI Singapore Small-Cap	0.59
MSCI United Kingdom Small-Cap	0.59

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income (commencing January 1, 2015 the amount each Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

72	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended February 28, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI Australia Small-Cap	$499
MSCI Canada Small-Cap	563
MSCI China Small-Cap	37,440
MSCI Germany Small-Cap	1,187
MSCI Hong Kong Small-Cap	3,172
MSCI Singapore Small-Cap	18,258
MSCI United Kingdom Small-Cap	1,618

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income (for any Hurdle Date after January 1, 2015, each Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended February 28, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2014 were as follows:

iShares ETF	Purchases	Sales
MSCI Australia Small-Cap	$281,114	$279,016
MSCI Brazil Small-Cap	4,918,820	7,133,423
MSCI Canada Small-Cap	218,273	221,115
MSCI China Small-Cap	4,584,775	5,079,864
MSCI Germany Small-Cap	1,799,818	1,770,744
MSCI Hong Kong Small-Cap	1,434,646	1,407,720
MSCI Singapore Small-Cap	4,131,528	4,451,380
MSCI United Kingdom Small-Cap	2,898,759	731,307

In-kind transactions (see Note 4) for the six months ended February 28, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI China Small-Cap	$2,043,369	$3,780,412
MSCI Germany Small-Cap	25,058,079	3,935,929
MSCI Hong Kong Small-Cap	3,097,602	—
MSCI Singapore Small-Cap	—	8,263,294
MSCI United Kingdom Small-Cap	21,760,347	2,204,757

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

74	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2013, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI Australia Small-Cap	$42,151
MSCI Brazil Small-Cap	2,787,009
MSCI Canada Small-Cap	38,743
MSCI China Small-Cap	2,251,238
MSCI Germany Small-Cap	18,410
MSCI Hong Kong Small-Cap	22,644
MSCI Singapore Small-Cap	30,346

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Australia Small-Cap	$2,198,519	$245,547	$(287,799)	$(42,252)
MSCI Brazil Small-Cap	40,655,870	1,193,962	(12,810,286)	(11,616,324)
MSCI Canada Small-Cap	2,570,296	363,385	(468,644)	(105,259)
MSCI China Small-Cap	39,525,448	5,750,879	(6,773,704)	(1,022,825)
MSCI Germany Small-Cap	32,338,959	5,605,696	(267,031)	5,338,665
MSCI Hong Kong Small-Cap	9,926,815	1,371,243	(321,304)	1,049,939
MSCI Singapore Small-Cap	20,483,476	284,189	(3,270,020)	(2,985,831)
MSCI United Kingdom Small-Cap	30,992,197	5,443,853	(331,335)	5,112,518

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Australia Small-Cap	$0.200455	$—	$0.326805	$0.527260	38%	—%	62%	100%
MSCI Brazil Small-Cap	0.019088	—	0.082719	0.101807	19	—	81	100
MSCI Canada Small-Cap	0.136623	—	0.148307	0.284930	48	—	52	100
MSCI China Small-Cap	0.628910	—	0.032176	0.661086	95	—	5	100
MSCI Germany Small-Cap	—	—	0.024173	0.024173	—	—	100	100
MSCI United Kingdom Small-Cap	0.179814	—	0.103438	0.283252	63	—	37	100

SUPPLEMENTAL INFORMATION	77

Notes:

78	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-88-0214

FEBRUARY 28, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI India ETF | INDA | BATS
➢	iShares MSCI India Small-Cap ETF | SMIN | BATS

Fund Performance Overview

iSHARES® MSCI INDIA ETF

Performance as of February 28, 2014

The iShares MSCI India ETF (the “Fund”) seeks to track the investment results of an index composed of Indian equities, as represented by the MSCI India Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 19.43%, net of fees, while the total return for the Index was 19.88%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.13)%	(1.95)%	(1.67)%	(2.13)%	(1.95)%	(1.67)%
Since Inception	(1.76)%	(1.82)%	(1.17)%	(3.62)%	(3.74)%	(2.41)%

The inception date of the Fund was 2/2/12. The first day of secondary market trading was 2/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,194.30	$3.75	$1,000.00	$1,021.40	$3.46	0.69%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Information Technology	25.40%
Financials	21.67
Energy	11.43
Consumer Staples	11.26
Health Care	7.18
Consumer Discretionary	6.49
Materials	6.27
Industrials	4.63
Utilities	3.49
Telecommunication Services	2.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Infosys Ltd.	12.13%
Housing Development Finance Corp. Ltd.	8.37
Tata Consultancy Services Ltd.	7.38
Reliance Industries Ltd.	7.14
HDFC Bank Ltd.	5.42
ITC Ltd.	5.02
Sun Pharmaceuticals Industries Ltd.	2.76
HCL Technologies Ltd.	2.66
Wipro Ltd.	2.54
Hindustan Unilever Ltd.	2.46

TOTAL	55.88%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI INDIA SMALL-CAP ETF

Performance as of February 28, 2014

The iShares MSCI India Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Indian equities, as represented by the MSCI India Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 36.26%, net of fees, while the total return for the Index was 35.37%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(5.18)%	(5.65)%	(4.90)%	(5.18)%	(5.65)%	(4.90)%
Since Inception	(7.51)%	(8.00)%	(7.04)%	(14.84)%	(15.76)%	(13.97)%

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,362.60	$4.33	$1,000.00	$1,021.10	$3.71	0.74%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Financials	20.74%
Consumer Discretionary	20.47
Industrials	15.68
Materials	11.34
Health Care	9.81
Information Technology	8.98
Consumer Staples	7.30
Utilities	5.04
Energy	0.64

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Aurobindo Pharma Ltd.	3.34%
Tata Global Beverages Ltd.	2.42
Bharat Forge Ltd.	2.15
Eicher Motors Ltd.	1.99
MindTree Ltd.	1.98
Havells India Ltd.	1.95
Just Dial Ltd.	1.73
Indian Hotels Co. Ltd.	1.70
Bajaj Finance Ltd.	1.69
CESC Ltd.	1.68

TOTAL	20.63%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2013 and held through February 28, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI INDIA ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.86%

AUTOMOBILES — 6.48%
Bajaj Auto Ltd.	177,888	$5,586,194
Hero Motocorp Ltd.	169,320	5,373,957
Mahindra & Mahindra Ltd.	653,616	10,276,683
Tata Motors Ltd.	1,625,880	10,937,571

		32,174,405
BEVERAGES — 1.80%
United Breweries Ltd.	139,944	1,811,956
United Spirits Ltd.	184,824	7,118,766

		8,930,722
CHEMICALS — 0.94%
Asian Paints Ltd.	610,776	4,661,133

		4,661,133
COMMERCIAL BANKS — 9.10%
Bank of Baroda	88,944	790,924
HDFC Bank Ltd.	2,488,392	26,883,306
ICICI Bank Ltd.	465,528	7,840,294
State Bank of India	317,016	7,842,284
Yes Bank Ltd.	373,320	1,836,785

		45,193,593
CONSTRUCTION & ENGINEERING — 2.41%
Larsen & Toubro Ltd.	668,304	11,964,884

		11,964,884
CONSTRUCTION MATERIALS — 1.41%
ACC Ltd.	47,328	843,703
Ambuja Cements Ltd.	1,442,688	3,910,481
Ultratech Cement Ltd.	75,480	2,239,800

		6,993,984
CONSUMER FINANCE — 0.99%
Mahindra & Mahindra Financial Services Ltd.	541,416	2,168,110
Shriram Transport Finance Co. Ltd.	288,864	2,755,580

		4,923,690
DIVERSIFIED FINANCIAL SERVICES — 2.39%
Kotak Mahindra Bank Ltd.	668,712	7,385,179
Power Finance Corp. Ltd.	557,328	1,480,093
Reliance Capital Ltd.	207,672	1,032,496
Rural Electrification Corp. Ltd.	628,728	1,963,888

		11,861,656
ELECTRIC UTILITIES — 1.61%
Power Grid Corp. of India Ltd.	2,664,240	4,062,128
Reliance Infrastructure Ltd.	221,952	1,299,554

Security	Shares	Value

Tata Power Co. Ltd.	2,058,768	$2,617,472

		7,979,154
ELECTRICAL EQUIPMENT — 0.68%
Bharat Heavy Electricals Ltd.	1,246,440	3,373,513

		3,373,513
FOOD PRODUCTS — 1.08%
GlaxoSmithKline Consumer Healthcare Ltd.	21,624	1,520,797
Nestle India Ltd.	48,960	3,842,626

		5,363,423
GAS UTILITIES — 0.81%
GAIL (India) Ltd.	672,792	4,024,486

		4,024,486
HEALTH CARE PROVIDERS & SERVICES — 0.48%
Apollo Hospitals Enterprise Ltd.	161,976	2,405,074

		2,405,074
HOUSEHOLD PRODUCTS — 2.45%
Hindustan Unilever Ltd.	1,376,592	12,198,986

		12,198,986
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.07%
NTPC Ltd.	2,274,600	4,124,960
Reliance Power Ltd.[a]	1,184,832	1,183,303

		5,308,263
INDUSTRIAL CONGLOMERATES — 0.87%
Aditya Birla Nuvo Ltd.	79,968	1,401,762
Jaiprakash Associates Ltd.	2,110,176	1,426,531
Siemens Ltd.	150,144	1,501,440

		4,329,733
IT SERVICES — 25.36%
HCL Technologies Ltd.	518,976	13,192,524
Infosys Ltd.	974,712	60,150,487
Tata Consultancy Services Ltd.	997,560	36,627,899
Tech Mahindra Ltd.	113,832	3,429,377
Wipro Ltd.	1,307,640	12,600,645

		126,000,932
LIFE SCIENCES TOOLS & SERVICES — 0.39%
Divi’s Laboratories Ltd.	84,456	1,941,139

		1,941,139
METALS & MINING — 3.92%
Hindalco Industries Ltd.	2,365,584	4,020,882
Jindal Steel & Power Ltd.	793,560	3,064,514
JSW Steel Ltd.	179,112	2,531,351

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA ETF

February 28, 2014

Security	Shares	Value

Sesa Sterlite Ltd.	2,201,976	$6,311,408
Tata Steel Ltd.	638,928	3,544,102

		19,472,257
OIL, GAS & CONSUMABLE FUELS — 11.41%
Bharat Petroleum Corp. Ltd.	368,424	2,246,923
Cairn India Ltd.	1,013,472	5,301,188
Coal India Ltd.	1,072,224	4,221,082
Oil & Natural Gas Corp. Ltd.	1,634,040	7,681,148
Oil India Ltd.	254,184	1,868,240
Reliance Industries Ltd.	2,742,576	35,397,284

		56,715,865
PERSONAL PRODUCTS — 0.89%
Dabur India Ltd.	441,048	1,234,266
Godrej Consumer Products Ltd.	252,960	3,199,752

		4,434,018
PHARMACEUTICALS — 6.30%
Cipla Ltd.	732,768	4,543,445
Dr. Reddy’s Laboratories Ltd.	216,648	10,121,076
Piramal Enterprises Ltd.	146,472	1,311,702
Ranbaxy Laboratories Ltd.[a]	269,280	1,589,482
Sun Pharmaceuticals Industries Ltd.	1,318,248	13,712,076

		31,277,781
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.41%
DLF Ltd.	904,536	2,059,943

		2,059,943
THRIFTS & MORTGAGE FINANCE — 8.75%
Housing Development Finance Corp. Ltd.	3,142,008	41,533,513
LIC Housing Finance Ltd.	587,928	1,957,863

		43,491,376
TOBACCO — 5.01%
ITC Ltd.	4,712,400	24,911,550

		24,911,550
TRADING COMPANIES & DISTRIBUTORS — 0.19%
Adani Enterprises Ltd.	232,152	952,318

		952,318
TRANSPORTATION INFRASTRUCTURE — 0.48%
Adani Ports and Special Economic Zone Ltd.	876,384	2,364,879

		2,364,879
WIRELESS TELECOMMUNICATION SERVICES — 2.18%
Bharti Airtel Ltd.	1,272,144	5,903,011

Security	Shares	Value

Idea Cellular Ltd.	1,408,008	$2,928,238
Reliance Communications Ltd.	1,092,624	1,979,698

		10,810,947

TOTAL COMMON STOCKS
(Cost: $460,401,322)		496,119,704

TOTAL INVESTMENTS IN SECURITIES — 99.86%
(Cost: $460,401,322)		496,119,704
Other Assets, Less Liabilities — 0.14%		715,324

NET ASSETS — 100.00%		$496,835,028

[a]	Non-income earning security.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	9

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI INDIA SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.49%

AIRLINES — 0.22%
Jet Airways India Ltd.[a]	3,355	$11,754

		11,754
AUTO COMPONENTS — 6.42%
Amtek Auto Ltd.[a]	14,120	22,827
Amtek India Ltd.[a]	10,887	11,303
Apollo Tyres Ltd.	35,830	76,105
Bharat Forge Ltd.	18,190	112,301
MRF Ltd.	250	76,988
Tube Investments of India Ltd.	12,170	37,101

		336,625
AUTOMOBILES — 0.69%
TVS Motor Co. Ltd.	26,105	36,222

		36,222
BEVERAGES — 0.41%
Radico Khaitan Ltd.	8,750	21,515

		21,515
BIOTECHNOLOGY — 1.56%
Biocon Ltd.	11,085	81,993

		81,993
CAPITAL MARKETS — 0.58%
India Infoline Ltd.	26,560	30,361

		30,361
CHEMICALS — 8.39%
BASF India Ltd.	960	10,673
Bayer CropScience Ltd.	1,760	41,557
Berger Paints India Ltd.	14,410	49,289
Chambal Fertilizers & Chemicals Ltd.	26,982	16,630
EID Parry India Ltd.	8,866	18,074
Godrej Industries Ltd.	14,365	64,350
Gujarat Fluorochemicals Ltd.	5,465	20,910
Gujarat State Fertilisers & Chemicals Ltd.	37,612	27,004
Linde India Ltd.	2,975	13,793
PI Industries Ltd.	8,125	33,415
Rallis India Ltd.	7,260	19,339
Solar Industries India Ltd.	510	7,388
Supreme Industries Ltd.	6,040	41,612
UPL Ltd.	25,735	75,901

		439,935
COMMERCIAL BANKS — 6.63%
Allahabad Bank	15,015	18,217

Security	Shares	Value

Andhra Bank	35,172	$31,864
DCB Bank Ltd.[a]	15,965	13,446
Jammu & Kashmir Bank Ltd.	3,835	82,510
Karnataka Bank Ltd.	21,856	37,714
Karur Vysya Bank Ltd.	8,106	41,190
Oriental Bank of Commerce	9,470	25,547
State Bank of Bikaner and Jaipur	980	4,582
State Bank of Travancore	720	4,306
Syndicate Bank	18,460	24,080
UCO Bank	38,930	40,607
Vijaya Bank	41,146	23,235

		347,298
CONSTRUCTION & ENGINEERING — 2.96%
ALSTOM India Ltd.	2,135	11,152
GMR Infrastructure Ltd.	174,227	58,469
IRB Infrastructure Developers Ltd.	20,205	25,737
Lanco Infratech Ltd.[a]	88,736	9,235
Voltas Ltd.	23,530	50,644

		155,237
CONSTRUCTION MATERIALS — 1.98%
Century Textiles & Industries Ltd.	8,155	42,077
India Cements Ltd.	40,655	36,437
Ramco Cements Ltd. (The)	8,857	25,401

		103,915
CONSUMER FINANCE — 4.69%
Bajaj Finance Ltd.	3,470	87,982
Cholamandalam Investment and Finance Co. Ltd.	4,850	17,794
Kailash Auto Finance Ltd.[a]	24,500	15,021
Manappuram Finance Ltd.	49,497	18,088
SE Investments Ltd.	5,535	32,739
SKS Microfinance Ltd.[a]	10,060	30,060
Sundaram Finance Ltd.	4,545	44,346

		246,030
DIVERSIFIED FINANCIAL SERVICES — 1.42%
Credit Analysis & Research Ltd.	1,040	12,253
Global Infratech & Finance Ltd.[a]	11,500	10,279
IFCI Ltd.	109,837	40,759
SREI Infrastructure Finance Ltd.	30,185	11,323

		74,614
ELECTRIC UTILITIES — 2.06%
CESC Ltd.	11,200	87,560
Torrent Power Ltd.	15,170	20,400

		107,960

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

ELECTRICAL EQUIPMENT — 3.50%
Amara Raja Batteries Ltd.	7,076	$45,027
Graphite India Ltd.	6,015	7,779
Havells India Ltd.	8,196	101,663
Suzlon Energy Ltd.[a]	178,595	29,103

		183,572
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.98%
Redington India Ltd.	45,616	51,150

		51,150
FOOD PRODUCTS — 6.43%
Balrampur Chini Mills Ltd.	16,097	12,115
Britannia Industries Ltd.	5,285	75,753
Kaveri Seed Co. Ltd.	2,920	25,846
McLeod Russel India Ltd.	6,787	30,891
Rasoya Proteins Ltd.[a]	126,280	32,191
Shree Renuka Sugars Ltd.	73,147	25,079
Tata Global Beverages Ltd.	56,062	126,361
Zydus Wellness Ltd.	1,090	8,570

		336,806
GAS UTILITIES — 1.90%
Gujarat Gas Co. Ltd.	8,501	31,292
Gujarat State Petronet Ltd.	38,745	36,226
Indraprastha Gas Ltd.	7,882	32,193

		99,711
HEALTH CARE PROVIDERS & SERVICES — 0.39%
Fortis Healthcare Ltd.[a]	13,250	20,202

		20,202
HOTELS, RESTAURANTS & LEISURE — 2.54%
Cox & Kings Ltd.	13,365	30,167
EIH Ltd.	13,915	14,559
Indian Hotels Co. Ltd.	79,155	88,376

		133,102
HOUSEHOLD DURABLES — 1.42%
Bajaj Electricals Ltd.	3,012	11,901
TTK Prestige Ltd.	417	19,406
Videocon Industries Ltd.	11,210	29,562
Whirlpool of India Ltd.[a]	4,317	13,572

		74,441
HOUSEHOLD PRODUCTS — 0.43%
Jyothy Laboratories Ltd.	7,195	22,573

		22,573

Security	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.05%
GVK Power & Infrastructure Ltd.[a]	120,490	$17,593
PTC India Ltd.	37,325	37,458

		55,051
INDUSTRIAL CONGLOMERATES — 1.64%
MAX India Ltd.	27,696	85,997

		85,997
INTERNET SOFTWARE & SERVICES — 1.73%
Just Dial Ltd.[a]	3,910	90,429

		90,429
IT SERVICES — 4.66%
eClerx Services Ltd.	2,450	52,670
Hexaware Technologies Ltd.	14,434	37,215
MindTree Ltd.	3,890	103,153
Persistent Systems Ltd.	1,800	32,935
Polaris Financial Technology Ltd.	7,270	18,157

		244,130
MACHINERY — 6.02%
Ashok Leyland Ltd.	210,415	53,130
Eicher Motors Ltd.	1,251	103,751
Greaves Cotton Ltd.	7,155	6,788
Jain Irrigation Systems Ltd.	40,477	38,662
Lakshmi Machine Works Ltd.	315	13,244
SKF India Ltd.	1,630	17,620
Thermax Ltd.	7,286	82,276

		315,471
MEDIA — 3.26%
DEN Networks Ltd.[a]	7,526	16,156
Dish TV India Ltd.[a]	53,300	42,181
Hathway Cable & Datacom Ltd.[a]	11,320	44,646
Jagran Prakashan Ltd.	17,425	25,007
PVR Ltd.	1,915	16,467
TV18 Broadcast Ltd.[a]	73,560	26,407

		170,864
METALS & MINING — 0.91%
Jindal Saw Ltd.	27,607	20,935
Maharashtra Seamless Ltd.	3,515	9,386
MOIL Ltd.	4,581	17,210

		47,531
MULTILINE RETAIL — 0.76%
Shoppers Stop Ltd.	3,306	20,467
Trent Ltd.	1,215	19,552

		40,019

CONSOLIDATED SCHEDULES OF INVESTMENTS	11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 0.63%
Gujarat Mineral Development Corp. Ltd.	19,415	$33,094

		33,094
PHARMACEUTICALS — 7.81%
Alembic Pharmaceuticals Ltd.	7,805	33,724
AstraZeneca Pharma India Ltd.[a]	895	13,393
Aurobindo Pharma Ltd.	20,595	174,167
FDC Ltd.	7,560	15,649
Natco Pharma Ltd.	1,270	17,271
Sun Pharma Advanced Research Co. Ltd.[a]	12,527	32,540
Torrent Pharmaceuticals Ltd.	7,410	66,209
Unichem Laboratories Ltd.	5,896	20,747
Wockhardt Ltd.	5,005	35,717

		409,417
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.41%
Anant Raj Industries Ltd.[a]	11,885	9,827
Delta Corp. Ltd.	8,520	14,214
Godrej Properties Ltd.	6,765	18,260
Housing Development & Infrastructure Ltd.[a]	44,450	29,978
Indiabulls Real Estate Ltd.	39,880	30,434
Prestige Estates Projects Ltd.	13,695	29,211
Sobha Developers Ltd.	10,021	47,518
Sunteck Realty Ltd.	2,176	9,411
Unitech Ltd.[a]	229,965	42,298

		231,151
SOFTWARE — 1.58%
Indian Infotech & Software Ltd.[a]	45,317	6,157
KPIT Technologies Ltd.	14,145	38,717
NIIT Technologies Ltd.	5,242	37,691

		82,565
SPECIALTY RETAIL — 0.21%
PC Jeweller Ltd.	6,455	10,847

		10,847
TEXTILES, APPAREL & LUXURY GOODS — 5.06%
Alok Industries Ltd.	62,300	6,433
Arvind Ltd.	25,830	65,013
Bata India Ltd.	2,556	43,740
Bombay Dyeing & Manufacturing Co. Ltd.	19,770	16,284
Page Industries Ltd.	669	63,350
Rajesh Exports Ltd.	18,705	24,098

Security	Shares	Value

Raymond Ltd.	7,171	$31,684
Vardhman Textiles Ltd.	2,615	14,590

		265,192
THRIFTS & MORTGAGE FINANCE — 2.90%
Dewan Housing Finance Corp. Ltd.	10,045	36,376
Gruh Finance Ltd.	7,230	31,128
Indiabulls Housing Finance Ltd.	27,355	84,541

		152,045
TRANSPORTATION INFRASTRUCTURE — 1.26%
Gateway Distriparks Ltd.	8,260	18,491
Gujarat Pipavav Port Ltd.[a]	41,850	47,265

		65,756

TOTAL COMMON STOCKS
(Cost: $5,380,694)		5,214,575

TOTAL INVESTMENTS IN SECURITIES — 99.49%
(Cost: $5,380,694)		5,214,575
Other Assets, Less Liabilities — 0.51%		26,728

NET ASSETS — 100.00%		$5,241,303

[a]	Non-income earning security.

See notes to consolidated financial statements.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2014

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$460,401,322	$5,380,694

Total cost of investments	$460,401,322	$5,380,694

Investments in securities, at fair value (Note 1):
Unaffiliated	$496,119,704	$5,214,575

Total fair value of investments	496,119,704	5,214,575
Foreign currency, at value[a]	77,532	3,091
Cash	624,994	7,563
Receivables:
Investment securities sold	6,652,579	88,196
Dividends and interest	50,616	401
Capital shares sold	3,660,501	—

Total Assets	507,185,926	5,313,826

LIABILITIES
Payables:
Investment securities purchased	10,112,526	69,644
Investment advisory fees (Note 2)	238,372	2,879

Total Liabilities	10,350,898	72,523

NET ASSETS	$496,835,028	$5,241,303

Net assets consist of:
Paid-in capital	$493,744,796	$5,869,924
Undistributed (distributions in excess of) net investment income	(555,250)	5,612
Accumulated net realized loss	(32,060,943)	(467,989)
Net unrealized appreciation (depreciation)	35,706,425	(166,244)

NET ASSETS	$496,835,028	$5,241,303

Shares outstanding[b]	20,400,000	250,000

Net asset value per share	$24.35	$20.97

[a]	Cost of foreign currency: $77,532 and $3,090, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	13

Consolidated Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2014

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$2,248,083	$28,943
Interest — affiliated (Note 2)	64	1

Total investment income	2,248,147	28,944

EXPENSES
Investment advisory fees (Note 2)	1,370,013	14,314
Mauritius income taxes (Note 1)	80,046	—

Total expenses	1,450,059	14,314

Net investment income	798,088	14,630

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,862,518)	(241,359)
Foreign currency transactions	(508,534)	(1,316)

Net realized loss	(5,371,052)	(242,675)

Net change in unrealized appreciation/depreciation on:
Investments	54,938,994	1,147,496
Translation of assets and liabilities in foreign currencies	19,418	(72)

Net change in unrealized appreciation/depreciation	54,958,412	1,147,424

Net realized and unrealized gain	49,587,360	904,749

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,385,448	$919,379

See notes to consolidated financial statements.

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI India ETF		iShares MSCI India Small-Cap ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$798,088	$2,056,668	$14,630	$38,970
Net realized loss	(5,371,052)	(27,064,226)	(242,675)	(186,188)
Net change in unrealized appreciation/depreciation	54,958,412	(16,868,772)	1,147,424	(526,503)

Net increase (decrease) in net assets resulting from operations	50,385,448	(41,876,330)	919,379	(673,721)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,065,312)	(833,574)	(29,976)	(62,040)

Total distributions to shareholders	(2,065,312)	(833,574)	(29,976)	(62,040)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	290,950,836	424,062,204	2,028,328	31
Cost of shares redeemed	(49,248,338)	(192,489,290)	—	(1,178,934)

Net increase (decrease) in net assets from capital share transactions	241,702,498	231,572,914	2,028,328	(1,178,903)

INCREASE (DECREASE) IN NET ASSETS	290,022,634	188,863,010	2,917,731	(1,914,664)

NET ASSETS
Beginning of period	206,812,394	17,949,384	2,323,572	4,238,236

End of period	$496,835,028	$206,812,394	$5,241,303	$2,323,572

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(555,250)	$711,974	$5,612	$20,958

SHARES ISSUED AND REDEEMED
Shares sold	12,350,000	17,250,000	100,000	—
Shares redeemed	(2,050,000)	(7,950,000)	—	(50,000)

Net increase (decrease) in shares outstanding	10,300,000	9,300,000	100,000	(50,000)

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	15

Consolidated Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI India ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Feb. 2, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$20.48	$22.44	$25.55

Income from investment operations:
Net investment income[b]	0.04	0.41	0.21
Net realized and unrealized gain (loss)[c]	3.93	(2.29)	(3.24)

Total from investment operations	3.97	(1.88)	(3.03)

Less distributions from:
Net investment income	(0.10)	(0.08)	(0.08)

Total distributions	(0.10)	(0.08)	(0.08)

Net asset value, end of period	$24.35	$20.48	$22.44

Total return	19.43%[d]	(8.47)%	(11.84)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$496,835	$206,812	$17,949
Ratio of expenses to average net assets[e]	0.69%	0.67%	0.67%
Ratio of net investment income to average net assets[e]	0.38%	1.69%	1.61%
Portfolio turnover rate[f]	19%	176%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2014, the year ended August 31, 2013, and the period ended August 31, 2012 were 7%, 22% and 4%, respectively. See Note 4.

See notes to consolidated financial statements.

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI India Small-Cap ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$15.49	$21.19	$25.10

Income from investment operations:
Net investment income[b]	0.07	0.21	0.21
Net realized and unrealized gain (loss)[c]	5.53	(5.59)	(4.12)

Total from investment operations	5.60	(5.38)	(3.91)

Less distributions from:
Net investment income	(0.12)	(0.32)	(0.00)[d]

Total distributions	(0.12)	(0.32)	(0.00)[d]

Net asset value, end of period	$20.97	$15.49	$21.19

Total return	36.26%[e]	(25.98)%	(15.57)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,241	$2,324	$4,238
Ratio of expenses to average net assets[f]	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets[f]	0.76%	0.92%	1.62%
Portfolio turnover rate[g]	16%	26%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2014, the year ended August 31, 2013 and the period ended August 31, 2012 were 15%, 26% and 6%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	17

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI India	Non-diversified
MSCI India Small-Cap	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The investment adviser of each Fund also serves as the investment adviser to each Subsidiary. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for each Fund include the accounts of its Subsidiary.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	19

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of February 28, 2014, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective consolidated schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their consolidated statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2014, if any, are disclosed in the Funds’ consolidated statements of assets and liabilities.

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, each Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. Each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Funds and are disclosed in the consolidated statements of

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

operations. Further, each Subsidiary is not subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by a Subsidiary to its Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

As a result of legislative changes enacted by the 2012 India Finance Act (“the Act”) and its general anti-avoidance rules (“GAAR”), which are effective April 1, 2013 but have been proposed to be deferred until April 1, 2016, the Subsidiaries’ ability to leverage the treaty between Mauritius and India may be adversely impacted, and therefore the Funds may be subject to taxes on capital gains and/or dividends realized on Indian securities. The Act also includes provisions that impose Indian tax on the transfer of shares of an Indian company. However, until more definitive guidance on the legislative changes is available, the impact to the Funds, if any, cannot be determined at this time.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI India	0.65%
MSCI India Small-Cap	0.74

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	21

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the consolidated statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2014 were as follows:

iShares ETF	Purchases	Sales
MSCI India	$321,539,413	$79,124,378
MSCI India Small-Cap	2,595,403	591,600

There were no in-kind transactions for the six months ended February 28, 2014.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of August 31, 2013, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI India	$161,582
MSCI India Small-Cap	40,714

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI India	$480,436,213	$47,868,750	$(32,185,259)	$15,683,491
MSCI India Small-Cap	5,385,492	614,998	(785,915)	(170,917)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	23

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI India	$0.050840	$—	$0.046123	$0.096963	52%	—%	48%	100%

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	25

Notes:

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-89-0214

FEBRUARY 28, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Currency Hedged MSCI Japan ETF | HEWJ | NYSE Arca

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

Performance as of February 28, 2014

The iShares Currency Hedged MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar, as represented by the MSCI Japan 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities and forward currency contracts included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 31, 2014 (inception date of the Fund) through February 28, 2014, the total return for the Fund was 2.25%, net of fees, while the total return for the Index was -0.44%.

Currently the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Japan ETF.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	2.25%	2.25%	(0.44)%

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (1/31/14) [a]	Ending Account Value (2/28/14)	Expenses Paid During Period [b,c]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [b,c]	Annualized Expense Ratio [b]
$1,000.00	$1,022.50	$0.04	$1,000.00	$1,024.50	$0.25	0.05%

[a]	The beginning of the period (commencement of operations) is January 31, 2014.
[b]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[c]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (28 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

PORTFOLIO ALLOCATION1 As of 2/28/14

Sector	Percentage of Total Investments[2]

Consumer Discretionary	20.82%
Industrials	19.93
Financials	19.66
Information Technology	11.18
Health Care	6.58
Consumer Staples	6.52
Materials	5.74
Telecommunication Services	5.70
Utilities	2.62
Energy	1.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1 As of 2/28/14

Security	Percentage of Total Investments[2]

Toyota Motor Corp.	5.98%
Mitsubishi UFJ Financial Group Inc.	2.79
SoftBank Corp.	2.69
Honda Motor Co. Ltd.	2.23
Sumitomo Mitsui Financial Group Inc.	2.07
Mizuho Financial Group Inc.	1.77
Hitachi Ltd.	1.48
Takeda Pharmaceutical Co. Ltd.	1.45
Canon Inc.	1.35
Japan Tobacco Inc.	1.33

TOTAL	23.14%

[1]	Reflects the portfolio allocation and ten largest holdings of the iShares MSCI Japan ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2013 (or commencement of operations, as applicable) and held through February 28, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

February 28, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 100.21%

INTERNATIONAL EQUITY — 100.21%
iShares MSCI Japan ETF[a]	207,691	$2,411,293

		2,411,293

TOTAL INVESTMENT COMPANIES
(Cost: $2,353,305)		2,411,293

SHORT-TERM INVESTMENTS — 0.25%

MONEY MARKET FUNDS — 0.25%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	6,000	6,000

		6,000

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,000)		6,000

TOTAL INVESTMENTS IN SECURITIES — 100.46%
(Cost: $2,359,305)		2,417,293
Other Assets, Less Liabilities — (0.46)%		(10,969)

NET ASSETS — 100.00%		$2,406,324

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of February 28, 2014 were as follows:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	2,183,518	JPY	222,778,000	3/5/2014	JPM	$5,527
USD	19,442	JPY	1,984,000	4/3/2014	BNP	56

						5,583
JPY	222,778,000	USD	2,184,719	3/5/2014	SSB	$(4,326)
JPY	222,778,000	USD	2,183,828	4/3/2014	JPM	(5,539)

						(9,865)

			Net Unrealized Depreciation			$(4,282)

Counterparties:

BNP  —  BNP Paribas

JPM  —  JPMorgan Chase Bank N.A.

SSB  —  State Street Bank London

Currency abbreviations:

JPY  —  Japanese Yen

See notes to financial statements.

SCHEDULE OF INVESTMENTS	7

Statement of Assets and Liabilities (Unaudited)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

February 28, 2014

ASSETS
Investments, at cost:
Affiliated (Note 2)	$2,359,305

Total cost of investments	$2,359,305

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$2,417,293

Total fair value of investments	2,417,293
Receivables:
Unrealized appreciation on forward currency contracts (Note 1)	5,583

Total Assets	2,422,876

LIABILITIES
Payables:
Investment securities purchased	6,590
Investment advisory fees (Note 2)	97
Unrealized depreciation on forward currency contracts (Note 1)	9,865

Total Liabilities	16,552

NET ASSETS	$2,406,324

Net assets consist of:
Paid-in capital	$2,352,715
Accumulated net investment loss	(97)
Net unrealized appreciation	53,706

NET ASSETS	$2,406,324

Shares outstanding[a]	100,000

Net asset value per share	$24.06

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

Period from January 31, 2014 (commencement of operations) to February 28, 2014

NET INVESTMENT INCOME

EXPENSES
Investment advisory fees (Note 2)	$965

Total expenses	965
Less investment advisory fees waived (Note 2)	(868)

Net expenses	97

Net investment loss	(97)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation/depreciation on:
Investments	57,988
Forward currency contracts	(4,282)

Net change in unrealized appreciation/depreciation	53,706

Net realized and unrealized gain	53,706

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,609

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statement of Changes in Net Assets

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

Period from January 31, 2014[a] to February 28, 2014 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment loss	$(97)
Net change in unrealized appreciation/depreciation	53,706

Net increase in net assets resulting from operations	53,609

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,352,715

Net increase in net assets from capital share transactions	2,352,715

INCREASE IN NET ASSETS	2,406,324

NET ASSETS
Beginning of period	—

End of period	$2,406,324

Accumulated net investment loss included in net assets at end of period	$(97)

SHARES ISSUED
Shares sold	100,000

Net increase in shares outstanding	100,000

[a]	Commencement of operations.

See notes to financial statements.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

(For a share outstanding throughout the period)

Period from Jan. 31, 2014[a] to Feb. 28, 2014 (Unaudited)
Net asset value, beginning of period	$23.53

Income from investment operations:
Net investment loss[b]	(0.00)[c]
Net realized and unrealized gain[d]	0.53

Total from investment operations	0.53

Net asset value, end of period	$24.06

Total return	2.25%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,406
Ratio of expenses to average net assets[f,g]	0.05%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.53%
Ratio of net investment loss to average net assets[g]	(0.05)%
Portfolio turnover rate[h,i]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Rounds to less than $0.01.
[d]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See page 31 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Notes to Financial Statements (Unaudited)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Currency Hedged MSCI Japan[a]	Non-diversified

[a]	The Fund commenced operations on January 31, 2014.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective. Currently the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares MSCI Japan ETF, a series of iShares, Inc., an affiliate of the Fund. The financial statements and schedule of investments for the iShares MSCI Japan ETF can be found elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Fund invests indirectly in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of February 28, 2014. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$2,411,293	$—	$—	$2,411,293
Money Market Funds	6,000	—	—	6,000
Forward Currency Contracts[a]	—	5,583	—	5,583
Liabilities:
Forward Currency Contracts[a]	—	(9,865)	—	(9,865)

	$2,417,293	$(4,282)	$—	$2,413,011

[a]	Forward currency contracts are valued at the unrealized appreciation/depreciation on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions from underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. The Fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2014, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.53% based on the average daily net assets of the Fund.

BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2015 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds (“acquired fund fees and expenses”), provided that the waiver is no greater than the Fund’s management fee of 0.53%. BFA has also contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2015 by an additional amount such that the Fund’s total annual operating expenses after fee waivers will be equal to the greater of the Fund’s acquired fund fees and expenses or 0.48%.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments, if any, is included in “Interest – affiliated” in the statement of operations.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

The Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Investments in issuers considered to be affiliates of the Fund (excluding money market funds) during the period ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
iShares MSCI Japan ETF	—	207,691	—	207,691	$2,411,293	$—	$—

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended February 28, 2014, were $6,590 and $    —, respectively.

In-kind purchases and sales (see Note 4) for the period ended February 28, 2014, were $2,346,715 and $    —, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

As of February 28, 2014, the cost of investments for federal income tax purposes was $2,359,305. Net unrealized appreciation was $57,988, all of which represented gross unrealized appreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2014, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6.	FORWARD CURRENCY CONTRACTS

The Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of the Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held by the Fund as of February 28, 2014 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Forward currency contracts:
Unrealized appreciation on forward currency contracts/ Net assets consist of – net unrealized appreciation (depreciation)	$5,583

Liabilities
Forward currency contracts:
Unrealized depreciation on forward currency contracts/ Net assets consist of – net unrealized appreciation (depreciation)	$(9,865)

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the Fund during the period ended February 28, 2014 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts:
Foreign currency transactions/Forward currency contracts	$—	$(4,282)

The number of contracts and notional values of forward currency contracts as presented in the Fund’s schedule of investments is representative of such amounts held during the period.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. In order to better define its contractual rights and to secure rights that will help the Fund to mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Fund generally do not require collateral. To the extent amounts due to the Fund from the counterparty are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statement of assets and liabilities.

The following table presents the exposure of the open forward currency contracts that are subject to potential offset on the statement of assets and liabilities as of February 28, 2014:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
Forward currency contracts	$5,583	$5,527	$56

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
Forward currency contracts	$9,865	$5,527	$4,338

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on September 11-12, 2013, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any proposed advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by an “at cost” service provider), as applicable. In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in identifying comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the proposed investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board noted that BFA is an indirect wholly-owned subsidiary of BlackRock. The Board acknowledged that additional resources to support iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as risk management, investor

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	19

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

education, product management, customized portfolio consulting support, and capital markets support. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two-year term, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information received at previous meetings regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts that have substantially the same investment objective and strategy as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive, services provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses to be borne by BFA under

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for investment companies, including the Fund, were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed. The Board considered the proposed investment advisory fee rate for the Fund in relation to that of iShares MSCI Japan ETF which is not currency hedged.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates, in the event of any lending of the Fund’s securities. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	21

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.69%

AIR FREIGHT & LOGISTICS — 0.30%
Yamato Holdings Co. Ltd.	2,021,000	$41,720,933

		41,720,933
AIRLINES — 0.24%
ANA Holdings Inc.[a]	6,063,000	13,484,554
Japan Airlines Co. Ltd.	404,200	20,038,720

		33,523,274
AUTO COMPONENTS — 2.90%
Aisin Seiki Co. Ltd.	1,010,700	34,955,871
Bridgestone Corp.	3,435,700	123,438,122
Denso Corp.	2,627,300	140,033,430
Koito Manufacturing Co. Ltd.	100,000	1,882,134
NGK Spark Plug Co. Ltd.	351,000	7,875,276
NHK Spring Co. Ltd.	808,400	8,379,828
NOK Corp.	606,300	9,896,593
Stanley Electric Co. Ltd.	671,100	15,339,992
Sumitomo Rubber Industries Inc.	1,010,500	13,553,858
Toyoda Gosei Co. Ltd.	404,200	8,506,556
Toyota Boshoku Corp.	404,200	4,277,039
Toyota Industries Corp.	808,400	37,226,081

		405,364,780
AUTOMOBILES — 11.23%
Daihatsu Motor Co. Ltd.	606,600	9,717,249
Fuji Heavy Industries Ltd.	3,031,700	81,774,066
Honda Motor Co. Ltd.	8,690,300	310,522,942
Isuzu Motors Ltd.	6,063,000	36,770,656
Mazda Motor Corp.[b]	14,147,000	67,779,190
Mitsubishi Motors Corp.[b]	3,233,600	35,673,675
Nissan Motor Co. Ltd.	13,338,600	119,056,137
Suzuki Motor Corp.	2,021,000	54,076,823
Toyota Motor Corp.	14,551,200	832,454,385
Yamaha Motor Co. Ltd.	1,414,700	20,403,061

		1,568,228,184
BEVERAGES — 0.94%
Asahi Group Holdings Ltd.	1,818,900	50,825,482
Coca-Cola West Co. Ltd.	202,100	3,732,509
Kirin Holdings Co. Ltd.	4,132,000	56,070,347
Suntory Beverage & Food Ltd.	606,300	21,296,091

		131,924,429
BUILDING PRODUCTS — 1.23%
Asahi Glass Co. Ltd.	6,063,000	33,206,457

Security	Shares	Value

Daikin Industries Ltd.	1,212,600	$69,347,437
LIXIL Group Corp.	1,414,700	41,180,363
TOTO Ltd.	2,021,000	28,473,992

		172,208,249
CAPITAL MARKETS — 1.56%
Daiwa Securities Group Inc.	8,084,000	72,551,257
Nomura Holdings Inc.	19,401,600	130,592,262
SBI Holdings Inc.	1,212,610	14,375,722

		217,519,241
CHEMICALS — 3.51%
Air Water Inc.	78,000	1,151,678
Asahi Kasei Corp.	6,063,000	42,948,601
Daicel Corp.	2,021,000	17,385,372
Hitachi Chemical Co. Ltd.	606,300	8,435,272
JSR Corp.	1,010,500	17,256,665
Kaneka Corp.	2,021,000	13,147,935
Kansai Paint Co. Ltd.	203,000	2,625,386
Kuraray Co. Ltd.	1,818,900	20,280,294
Mitsubishi Chemical Holdings Corp.	7,073,500	31,810,479
Mitsubishi Gas Chemical Co. Inc.	2,021,000	12,850,919
Mitsui Chemicals Inc.	4,042,000	10,415,382
Nippon Paint Co. Ltd.	800,000	12,211,826
Nitto Denko Corp.	808,400	37,661,706
Shin-Etsu Chemical Co. Ltd.	2,223,100	125,416,252
Showa Denko K.K.	8,084,000	11,643,051
Sumitomo Chemical Co. Ltd.	8,084,000	32,949,042
Taiyo Nippon Sanso Corp.	2,021,000	15,088,444
Teijin Ltd.	4,042,000	9,662,940
Toray Industries Inc.	8,084,000	55,522,304
Ube Industries Ltd.	6,063,000	11,524,244

		489,987,792
COMMERCIAL BANKS — 9.69%
Aozora Bank Ltd.	6,063,000	17,583,383
Bank of Kyoto Ltd. (The)	2,021,000	15,543,869
Bank of Yokohama Ltd. (The)	6,063,000	30,473,904
Chiba Bank Ltd. (The)	4,042,000	24,394,964
Chugoku Bank Ltd. (The)	70,000	864,841
Fukuoka Financial Group Inc.	4,048,000	16,261,010
Gunma Bank Ltd. (The)	2,021,000	10,593,592
Hachijuni Bank Ltd. (The)	2,021,000	10,811,405
Hiroshima Bank Ltd. (The)	2,021,000	7,663,028
Hokuhoku Financial Group Inc.	6,063,000	11,346,034

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2014

Security	Shares	Value

Iyo Bank Ltd. (The)	2,021,000	$18,236,820
Joyo Bank Ltd. (The)	4,042,000	19,207,074
Mitsubishi UFJ Financial Group Inc.	67,501,480	388,217,006
Mizuho Financial Group Inc.	120,451,680	246,650,675
Nishi-Nippon City Bank Ltd. (The)	4,042,000	9,544,134
Resona Holdings Inc.	11,317,600	58,769,686
Seven Bank Ltd.	3,233,600	11,785,619
Shinsei Bank Ltd.	8,084,000	16,712,134
Shizuoka Bank Ltd. (The)	3,161,000	30,412,992
Sumitomo Mitsui Financial Group Inc.	6,467,200	287,670,485
Sumitomo Mitsui Trust Holdings Inc.	18,189,320	85,007,649
Suruga Bank Ltd.	2,021,000	35,463,783
Yamaguchi Financial Group Inc.	73,000	634,409

		1,353,848,496
COMMERCIAL SERVICES & SUPPLIES — 0.85%
Dai Nippon Printing Co. Ltd.	2,021,000	20,236,731
PARK24 Co. Ltd.	606,300	12,195,502
Secom Co. Ltd.	1,010,500	56,799,476
Toppan Printing Co. Ltd.	4,042,000	29,899,672

		119,131,381
COMPUTERS & PERIPHERALS — 0.40%
NEC Corp.	11,340,000	38,109,244
Seiko Epson Corp.	606,300	18,177,416

		56,286,660
CONSTRUCTION & ENGINEERING — 0.88%
Chiyoda Corp.	235,000	3,554,989
JGC Corp.	860,000	31,707,049
Kajima Corp.	4,042,000	14,177,593
Obayashi Corp.	4,042,000	24,672,179
Shimizu Corp.	4,042,000	21,741,616
Taisei Corp.	6,063,000	26,909,705

		122,763,131
CONSTRUCTION MATERIALS — 0.15%
Taiheiyo Cement Corp.	6,063,000	21,266,389

		21,266,389
CONSUMER FINANCE — 0.24%
Acom Co. Ltd.[b]	2,223,100	6,360,116
AEON Financial Service Co. Ltd.	404,270	9,870,581

Security	Shares	Value

Credit Saison Co. Ltd.	808,400	$17,670,508

		33,901,205
CONTAINERS & PACKAGING — 0.08%
Toyo Seikan Group Holdings Ltd.	606,300	10,561,911

		10,561,911
DIVERSIFIED CONSUMER SERVICES — 0.11%
Benesse Holdings Inc.	404,200	15,147,847

		15,147,847
DIVERSIFIED FINANCIAL SERVICES — 0.97%
Japan Exchange Group Inc.	1,010,500	23,899,936
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,233,600	16,442,840
ORIX Corp.	6,467,200	95,045,314

		135,388,090
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.81%
Nippon Telegraph and Telephone Corp.	2,021,500	112,914,040

		112,914,040
ELECTRIC UTILITIES — 1.67%
Chubu Electric Power Co. Inc.	3,435,700	42,279,324
Chugoku Electric Power Co. Inc. (The)	1,616,800	22,858,398
Hokkaido Electric Power Co. Inc.[b]	1,010,500	10,266,874
Hokuriku Electric Power Co.	808,400	10,352,019
Kansai Electric Power Co. Inc. (The)[b]	3,839,900	42,663,465
Kyushu Electric Power Co. Inc.[b]	2,223,100	28,446,271
Shikoku Electric Power Co. Inc.[b]	808,400	12,482,618
Tohoku Electric Power Co. Inc.[b]	2,425,200	28,371,026
Tokyo Electric Power Co. Inc.[b]	7,679,800	35,665,754

		233,385,749
ELECTRICAL EQUIPMENT — 1.99%
Fuji Electric Co. Ltd.	2,021,000	9,227,316
Mabuchi Motor Co. Ltd.	202,100	13,444,952
Mitsubishi Electric Corp.	10,105,000	119,301,671
Nidec Corp.	606,300	74,194,748
Sumitomo Electric Industries Ltd.	4,042,000	61,621,045

		277,789,732

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2014

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.76%
Citizen Holdings Co. Ltd.	1,414,700	$11,546,026
FUJIFILM Holdings Corp.	2,425,200	69,478,125
Hamamatsu Photonics K.K.	404,200	16,355,714
Hirose Electric Co. Ltd.	202,100	28,711,605
Hitachi High-Technologies Corp.	404,200	9,726,304
Hitachi Ltd.	26,273,000	206,703,757
Hoya Corp.	2,223,100	65,692,153
IBIDEN Co. Ltd.	606,300	11,821,261
Keyence Corp.	211,526	90,504,487
Kyocera Corp.	1,616,800	72,725,506
Murata Manufacturing Co. Ltd.	1,010,500	95,946,265
Nippon Electric Glass Co. Ltd.	2,021,500	9,130,569
Omron Corp.	1,010,500	42,324,867
Shimadzu Corp.	236,000	1,949,228
TDK Corp.	606,300	26,078,058
Yaskawa Electric Corp.	2,021,000	29,939,274
Yokogawa Electric Corp.	1,010,500	15,692,377

		804,325,576
FOOD & STAPLES RETAILING — 1.69%
AEON Co. Ltd.	3,233,600	39,412,124
FamilyMart Co. Ltd.	404,200	17,939,803
Lawson Inc.	404,200	27,959,163
Seven & I Holdings Co. Ltd.	4,042,080	151,006,232

		236,317,322
FOOD PRODUCTS — 1.34%
Ajinomoto Co. Inc.	4,042,000	62,452,692
Calbee Inc.	202,400	4,900,117
Kikkoman Corp.	2,021,000	39,146,789
Meiji Holdings Co. Ltd.	404,228	26,535,322
Nippon Meat Packers Inc.	94,000	1,503,042
Nisshin Seifun Group Inc.	1,094,750	11,755,705
Nissin Foods Holdings Co. Ltd.	404,200	18,019,007
Toyo Suisan Kaisha Ltd.	103,000	3,451,330
Yakult Honsha Co. Ltd.	404,200	19,325,880

		187,089,884
GAS UTILITIES — 0.81%
Osaka Gas Co. Ltd.	10,105,000	41,879,342
Toho Gas Co. Ltd.	2,021,000	10,217,371
Tokyo Gas Co. Ltd.	12,126,000	60,591,388

		112,688,101

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 0.72%
Olympus Corp.[b]	1,212,900	$41,949,120
Sysmex Corp.	404,200	24,038,544
Terumo Corp.	808,400	34,335,120

		100,322,784
HEALTH CARE PROVIDERS & SERVICES — 0.41%
Alfresa Holdings Corp.	202,100	11,821,261
Medipal Holdings Corp.	808,400	12,435,095
Miraca Holdings Inc.	404,200	18,375,427
Suzuken Co. Ltd.	404,200	15,286,455

		57,918,238
HEALTH CARE TECHNOLOGY — 0.10%
M3 Inc.	4,042	13,405,350

		13,405,350
HOTELS, RESTAURANTS & LEISURE — 0.30%
McDonald’s Holdings Co. (Japan) Ltd.[a]	404,200	10,771,802
Oriental Land Co. Ltd.	210,100	31,433,175

		42,204,977
HOUSEHOLD DURABLES — 2.56%
Casio Computer Co. Ltd.	1,212,600	13,650,883
Iida Group Holdings Co. Ltd.[b]	680,080	10,248,009
Panasonic Corp.	11,721,815	146,544,221
Rinnai Corp.	202,100	16,910,145
Sekisui Chemical Co. Ltd.	2,028,000	23,028,972
Sekisui House Ltd.	2,121,000	26,474,835
Sharp Corp.[a,b]	8,084,000	26,058,257
Sony Corp.	5,456,700	95,164,121

		358,079,443
HOUSEHOLD PRODUCTS — 0.25%
Unicharm Corp.	606,300	34,275,716

		34,275,716
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.13%
Electric Power Development Co. Ltd.	606,300	18,771,450

		18,771,450
INDUSTRIAL CONGLOMERATES — 0.62%
Toshiba Corp.	20,210,000	87,124,871

		87,124,871
INSURANCE — 2.38%
Dai-ichi Life Insurance Co. Ltd. (The)	4,446,200	64,646,655

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2014

Security	Shares	Value

MS&AD Insurance Group Holdings Inc.	2,627,340	$61,986,330
NKSJ Holdings Inc.	1,818,950	45,783,398
Sony Financial Holdings Inc.	1,010,500	16,246,808
T&D Holdings Inc.	3,031,500	37,008,269
Tokio Marine Holdings Inc.	3,637,800	107,353,682

		333,025,142
INTERNET & CATALOG RETAIL — 0.39%
Rakuten Inc.	3,839,900	54,890,649

		54,890,649
INTERNET SOFTWARE & SERVICES — 0.57%
Dena Co. Ltd.[a]	496,400	10,699,848
Gree Inc.[a]	496,400	5,476,377
Kakaku.com Inc.	809,600	13,429,215
Yahoo! Japan Corp.	7,881,900	49,809,685

		79,415,125
IT SERVICES — 0.79%
Fujitsu Ltd.[b]	10,105,000	62,769,510
ITOCHU Techno-Solutions Corp.	202,100	9,336,222
Nomura Research Institute Ltd.	404,200	13,187,537
NTT Data Corp.	606,300	24,979,097

		110,272,366
LEISURE EQUIPMENT & PRODUCTS — 0.97%
Namco Bandai Holdings Inc.	1,010,598	22,545,747
Nikon Corp.	1,818,900	33,200,516
Sankyo Co. Ltd.	202,100	8,356,067
Sega Sammy Holdings Inc.	1,010,500	23,543,517
Shimano Inc.	404,200	36,473,639
Yamaha Corp.	808,400	11,017,336

		135,136,822
MACHINERY — 5.79%
Amada Co. Ltd.	2,021,000	16,771,538
FANUC Corp.	1,010,500	174,794,273
Hino Motors Ltd.	1,616,800	23,777,170
Hitachi Construction Machinery Co. Ltd.	606,300	11,726,216
IHI Corp.	6,063,000	27,622,545
Japan Steel Works Ltd. (The)	2,021,000	9,841,150
JTEKT Corp.	1,212,600	20,090,203
Kawasaki Heavy Industries Ltd.	8,084,000	32,949,042
Komatsu Ltd.	5,052,500	105,490,398
Kubota Corp.	6,063,000	84,530,926

Security	Shares	Value

Kurita Water Industries Ltd.	606,300	$12,759,834
Makita Corp.	606,300	33,622,280
Mitsubishi Heavy Industries Ltd.	16,168,000	99,005,536
Nabtesco Corp.	404,200	10,094,604
NGK Insulators Ltd.	2,021,000	43,562,436
NSK Ltd.	2,021,000	22,018,831
SMC Corp.	224,100	56,680,953
Sumitomo Heavy Industries Ltd.	2,021,000	9,286,719
THK Co. Ltd.	606,900	13,860,617

		808,485,271
MARINE — 0.36%
Mitsui O.S.K. Lines Ltd.	6,063,000	25,068,202
Nippon Yusen K.K.	8,084,000	25,741,439

		50,809,641
MEDIA — 0.43%
Dentsu Inc.	1,010,500	37,869,618
Hakuhodo DY Holdings Inc.	1,414,700	10,534,189
Toho Co. Ltd.	606,300	11,702,454

		60,106,261
METALS & MINING — 1.85%
Daido Steel Co. Ltd.	2,021,000	9,247,117
Hitachi Metals Ltd.	242,000	3,601,607
JFE Holdings Inc.	2,627,350	53,285,793
Kobe Steel Ltd.[b]	14,147,000	19,266,477
Maruichi Steel Tube Ltd.	202,100	5,629,455
Mitsubishi Materials Corp.	6,063,000	18,949,660
Nippon Steel & Sumitomo Metal Corp.	38,399,705	111,739,699
Sumitomo Metal Mining Co. Ltd.	2,309,000	30,088,375
Yamato Kogyo Co. Ltd.	202,100	6,078,940

		257,887,123
MULTILINE RETAIL — 0.53%
Don Quijote Holdings Co. Ltd.	202,100	10,930,211
Isetan Mitsukoshi Holdings Ltd.	2,021,060	22,732,346
J. Front Retailing Co. Ltd.	2,021,000	12,751,913
Marui Group Co. Ltd.	1,212,600	9,944,116
Takashimaya Co. Ltd.	2,021,000	17,484,378

		73,842,964
OFFICE ELECTRONICS — 2.01%
Brother Industries Ltd.	1,212,600	17,250,725
Canon Inc.	6,063,050	187,834,851

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2014

Security	Shares	Value

Konica Minolta Holdings Inc.	3,031,500	$30,681,815
Ricoh Co. Ltd.	3,637,800	45,514,825

		281,282,216
OIL, GAS & CONSUMABLE FUELS — 1.25%
Idemitsu Kosan Co. Ltd.	808,400	16,450,760
INPEX Corp.	4,850,400	61,304,228
Japan Petroleum Exploration Co. Ltd.	202,100	7,366,012
JX Holdings Inc.	11,923,995	61,568,073
Showa Shell Sekiyu K.K.	1,010,500	9,890,653
TonenGeneral Sekiyu K.K.	2,021,000	17,781,394

		174,361,120
PAPER & FOREST PRODUCTS — 0.14%
Oji Holdings Corp.	4,042,000	19,286,278

		19,286,278
PERSONAL PRODUCTS — 0.95%
Kao Corp.	2,829,400	96,886,817
Shiseido Co. Ltd.	2,021,000	35,681,595

		132,568,412
PHARMACEUTICALS — 5.33%
Astellas Pharma Inc.	2,425,230	156,684,139
Chugai Pharmaceutical Co. Ltd.	1,212,600	30,865,966
Daiichi Sankyo Co. Ltd.	3,637,869	62,445,956
Dainippon Sumitomo Pharma Co. Ltd.	808,400	14,906,273
Eisai Co. Ltd.	1,414,700	55,027,277
Hisamitsu Pharmaceutical Co. Inc.	202,100	9,425,327
Kyowa Hakko Kirin Co. Ltd.	2,021,000	21,603,008
Mitsubishi Tanabe Pharma Corp.	1,010,500	14,831,029
Ono Pharmaceutical Co. Ltd.	404,200	39,879,430
Otsuka Holdings Co. Ltd.	2,021,000	61,838,858
Santen Pharmaceutical Co. Ltd.	404,200	18,830,853
Shionogi & Co. Ltd.	1,616,800	34,849,948
Taisho Pharmaceutical Holdings Co. Ltd.	202,100	15,326,057
Takeda Pharmaceutical Co. Ltd.	4,244,100	202,589,087
Tsumura & Co.	202,100	5,360,160

		744,463,368

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.95%
Japan Prime Realty Investment Corp.	4,042	$13,959,780
Japan Real Estate Investment Corp.	4,222	22,792,554
Japan Retail Fund Investment Corp.	10,105	19,880,312
Nippon Building Fund Inc.	8,084	46,096,977
Nippon Prologis REIT Inc.	5,500	11,747,416
United Urban Investment Corp.	12,126	18,474,433

		132,951,472
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.81%
AEON Mall Co. Ltd.	606,300	16,722,035
Daito Trust Construction Co. Ltd.	404,200	37,483,496
Daiwa House Industry Co. Ltd.	2,871,000	51,926,380
Hulic Co. Ltd.	1,414,700	16,230,968
Mitsubishi Estate Co. Ltd.	6,369,000	149,950,590
Mitsui Fudosan Co. Ltd.	4,148,000	123,019,605
Nomura Real Estate Holdings Inc.	606,300	12,379,652
NTT Urban Development Corp.	606,300	5,209,671
Sumitomo Realty & Development Co. Ltd.	2,021,000	81,045,932
Tokyo Tatemono Co. Ltd.	2,021,000	16,355,715
Tokyu Fudosan Holdings Corp.[b]	2,706,200	21,238,095

		531,562,139
ROAD & RAIL — 3.46%
Central Japan Railway Co.	808,400	93,738,441
East Japan Railway Co.	1,818,900	141,534,354
Hankyu Hanshin Holdings Inc.	6,063,000	33,147,053
Keikyu Corp.	2,025,000	16,923,774
Keio Corp.	4,042,000	28,473,992
Keisei Electric Railway Co. Ltd.	270,000	2,359,673
Kintetsu Corp.	8,351,000	30,191,731
Nippon Express Co. Ltd.	4,042,000	18,771,449
Odakyu Electric Railway Co. Ltd.	2,186,000	19,490,129
Tobu Railway Co. Ltd.	6,063,000	29,345,241
Tokyu Corp.	6,063,000	36,830,059
West Japan Railway Co.	808,400	33,028,247

		483,834,143

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2014

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.65%
Advantest Corp.	808,400	$8,752,089
Rohm Co. Ltd.	606,300	31,246,147
Sumco Corp.	606,300	4,633,459
Tokyo Electron Ltd.	808,452	46,274,204

		90,905,899
SOFTWARE — 0.96%
GungHo Online Entertainment Inc.[a]	1,818,900	11,173,765
Konami Corp.	606,300	15,183,489
Nexon Co. Ltd.	606,300	5,132,447
Nintendo Co. Ltd.	606,300	74,580,870
Oracle Corp. Japan	202,100	8,385,769
Trend Micro Inc.	606,300	20,256,532

		134,712,872
SPECIALTY RETAIL — 1.22%
ABC-MART Inc.	202,100	7,979,846
Fast Retailing Co. Ltd.	251,800	86,470,289
Nitori Holdings Co. Ltd.	404,200	18,217,019
Sanrio Co. Ltd.[a]	202,100	7,692,730
Shimamura Co. Ltd.	202,100	18,197,217
USS Co. Ltd.	1,212,600	16,288,391
Yamada Denki Co. Ltd.	4,648,300	15,347,838

		170,193,330
TEXTILES, APPAREL & LUXURY GOODS — 0.11%
ASICS Corp.	808,400	15,729,999

		15,729,999
TOBACCO — 1.33%
Japan Tobacco Inc.	5,860,900	185,591,817

		185,591,817
TRADING COMPANIES & DISTRIBUTORS — 3.98%
ITOCHU Corp.	8,084,000	100,114,398
Marubeni Corp.	8,084,000	56,472,757
Mitsubishi Corp.	7,477,700	142,645,196
Mitsui & Co. Ltd.	9,094,500	139,360,192
Sojitz Corp.	6,871,400	12,118,278
Sumitomo Corp.	6,063,000	79,719,257
Toyota Tsusho Corp.	1,010,500	24,790,986

		555,221,064
TRANSPORTATION INFRASTRUCTURE — 0.16%
Kamigumi Co. Ltd.	2,021,000	18,672,444
Mitsubishi Logistics Corp.	242,000	3,345,535

		22,017,979

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 4.88%
KDDI Corp.	2,829,400	$171,901,331
NTT DOCOMO Inc.	8,084,000	134,726,733
SoftBank Corp.	4,983,500	374,403,351

		681,031,415

TOTAL COMMON STOCKS
(Cost: $14,785,502,881)		13,924,970,112

SHORT-TERM INVESTMENTS — 0.44%

MONEY MARKET FUNDS — 0.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	55,051,367	55,051,367
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	2,886,053	2,886,053
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,015,995	3,015,995

		60,953,415

TOTAL SHORT-TERM INVESTMENTS
(Cost: $60,953,415)		60,953,415

TOTAL INVESTMENTS IN SECURITIES — 100.13%
(Cost: $14,846,456,296)		13,985,923,527
Other Assets, Less Liabilities — (0.13)%		(17,986,438)

NET ASSETS — 100.00%		$13,967,937,089

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of February 28, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
342	TOPIX Index (Mar. 2014)	Tokyo Stock	$40,578,259	$(1,251,036)

See notes to financial statements.

SCHEDULE OF INVESTMENTS	27

Statement of Assets and Liabilities (Unaudited)

iSHARES® MSCI JAPAN ETF

February 28, 2014

ASSETS
Investments, at cost:
Unaffiliated	$14,785,502,881
Affiliated (Note 2)	60,953,415

Total cost of investments	$14,846,456,296

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$13,924,970,112
Affiliated (Note 2)	60,953,415

Total fair value of investments	13,985,923,527
Foreign currency, at value[b]	33,827,840
Foreign currency pledged to broker, at value[b]	2,552,981
Receivables:
Investment securities sold	35,744,329
Dividends and interest	14,713,827

Total Assets	14,072,762,504

LIABILITIES
Payables:
Investment securities purchased	40,647,682
Collateral for securities on loan (Note 1)	57,937,420
Futures variation margin	1,251,036
Investment advisory fees (Note 2)	4,989,277

Total Liabilities	104,825,415

NET ASSETS	$13,967,937,089

Net assets consist of:
Paid-in capital	$15,769,552,093
Distributions in excess of net investment income	(37,905,859)
Accumulated net realized loss	(902,312,678)
Net unrealized depreciation	(861,396,467)

NET ASSETS	$13,967,937,089

Shares outstanding[c]	1,212,600,000

Net asset value per share	$11.52

[a]	Securities on loan with a value of $55,000,422. See Note 1.
[b]	Cost of foreign currency including currency at broker, if any: $36,264,152.
[c]	$0.001 par value, number of shares authorized: 2,124,600,000

See notes to financial statements.

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® MSCI JAPAN ETF

Six months ended February 28, 2014

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$98,570,285
Interest — affiliated (Note 2)	1,117
Securities lending income — affiliated (Note 2)	1,722,770

Total investment income	100,294,172

EXPENSES
Investment advisory fees (Note 2)	31,001,737

Total expenses	31,001,737

Net investment income	69,292,435

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(74,863,219)
In-kind redemptions — unaffiliated	144,501,466
Futures contracts	4,604,611
Foreign currency transactions	(4,891,850)

Net realized gain	69,351,008

Net change in unrealized appreciation/depreciation on:
Investments	405,686,935
Futures contracts	(1,149,940)
Translation of assets and liabilities in foreign currencies	652,057

Net change in unrealized appreciation/depreciation	405,189,052

Net realized and unrealized gain	474,540,060

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$543,832,495

[a]	Net of foreign withholding tax of $8,137,809.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets

iSHARES® MSCI JAPAN ETF

	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$69,292,435	$88,231,088
Net realized gain	69,351,008	326,567,847
Net change in unrealized appreciation/depreciation	405,189,052	632,581,952

Net increase in net assets resulting from operations	543,832,495	1,047,380,887

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(100,587,778)	(94,344,922)

Total distributions to shareholders	(100,587,778)	(94,344,922)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,923,491,607	9,039,143,715
Cost of shares redeemed	(860,741,228)	(4,159,272,055)

Net increase in net assets from capital share transactions	3,062,750,379	4,879,871,660

INCREASE IN NET ASSETS	3,505,995,096	5,832,907,625

NET ASSETS
Beginning of period	10,461,941,993	4,629,034,368

End of period	$13,967,937,089	$10,461,941,993

Distributions in excess of net investment income included in net assets at end of period	$(37,905,859)	$(6,610,516)

SHARES ISSUED AND REDEEMED
Shares sold	332,400,000	831,000,000
Shares redeemed	(73,800,000)	(390,000,000)

Net increase in shares outstanding	258,600,000	441,000,000

See notes to financial statements.

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® MSCI JAPAN ETF

(For a share outstanding throughout each period)

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$10.97	$9.02	$9.80	$9.43	$10.24	$11.62

Income from investment operations:
Net investment income[a]	0.06	0.13	0.18	0.16	0.12	0.13
Net realized and unrealized gain (loss)[b]	0.58	1.97	(0.77)	0.37	(0.77)	(1.39)

Total from investment operations	0.64	2.10	(0.59)	0.53	(0.65)	(1.26)

Less distributions from:
Net investment income	(0.09)	(0.15)	(0.19)	(0.16)	(0.16)	(0.12)

Total distributions	(0.09)	(0.15)	(0.19)	(0.16)	(0.16)	(0.12)

Net asset value, end of period	$11.52	$10.97	$9.02	$9.80	$9.43	$10.24

Total return	5.80%[c]	23.46%	(5.96)%	5.54%	(6.41)%	(10.68)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,967,937	$10,461,942	$4,629,034	$7,194,509	$3,942,769	$6,164,170
Ratio of expenses to average net assets[d]	0.49%	0.50%	0.53%	0.51%	0.54%	0.56%
Ratio of net investment income to average net assets[d]	1.09%	1.18%	1.95%	1.53%	1.20%	1.46%
Portfolio turnover rate[e]	1%	4%	3%	4%	5%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Notes to Financial Statements (Unaudited)

iSHARES® MSCI JAPAN ETF

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following fund (the “Fund”):

iShares MSCI ETF	Diversification Classification
Japan	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of February 28, 2014, the value of each of the Fund’s investments was classified as Level 1. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2014, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates.

As of February 28, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2014 and the value of the related collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of February 28, 2014, the Fund had securities on loan with a market value of $55,000,422 as disclosed in the Fund’s statement of assets and liabilities. The value of the related collateral, as disclosed in the Fund’s schedule of investments, exceeded the value of the securities on loan at period end.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, the Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) the Fund retains 75% of securities lending income (commencing January 1, 2015 the amount the Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, the Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended February 28, 2014, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $788,858.

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 or lesser amount as may be agreed to by the Fund and BTC) and pursuant to a securities lending agreement, (i) the Fund will receive for the remainder of that calendar year 80% of securities lending income (for any Hurdle Date after January 1, 2015, the Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statement of operations.

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2014, were $114,767,515 and $95,461,426, respectively.

In-kind purchases and sales (see Note 4) for the six months ended February 28, 2014, were $3,835,259,408 and $842,300,788, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2013, the Fund’s fiscal year-end, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
$243,977,849	$68,122,871	$27,817,841	$44,443,527	$116,295,478	$173,577,101	$139,228,194	$813,462,861

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2014, the cost of investments for federal income tax purposes was $14,963,583,128. Net unrealized depreciation was $977,659,601, of which $664,914,836 represented gross unrealized appreciation on securities and $1,642,574,437 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6.	FINANCIAL FUTURES CONTRACTS

The Fund may purchase or sell financial futures contracts in an effort to help the Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Fund as of February 28, 2014 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Liabilities
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$(1,251,036)

[a]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Fund during the six months ended February 28, 2014 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$4,604,611	$(1,149,940)

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

For the six months ended February 28, 2014, the average quarter-end number of contracts and notional value of open futures contracts for the Fund were 474 and $57,301,927, respectively.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	39

Notes:

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	41

Notes:

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2014 BlackRock. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are their respective owners.

iS-SAR-814-0214

FEBRUARY 28, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Currency Hedged MSCI Germany ETF | HEWG | NYSE Arca

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

Performance as of February 28, 2014

The iShares Currency Hedged MSCI Germany ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization German equities while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI Germany 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities and forward currency contracts included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 31, 2014 (inception date of the Fund) through February 28, 2014, the total return for the Fund was 4.14%, net of fees, while the total return for the Index was 4.28%.

Currently, the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Germany ETF.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	4.14%	4.27%	4.28%

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (1/31/14) [a]	Ending Account Value (2/28/14)	Expenses Paid During Period [b,c]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [b,c]	Annualized Expense Ratio [b]
$1,000.00	$1,041.40	$0.08	$1,000.00	$1,024.30	$0.50	0.10%

[a]	The beginning of the period (commencement of operations) is January 31, 2014.
[b]	Annualized expenses ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[c]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (28 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

PORTFOLIO ALLOCATION1

As of 2/28/14

Sector	Percentage of Total Investments[2]

Consumer Discretionary	21.65%
Financials	16.90
Materials	14.43
Industrials	14.18
Health Care	13.36
Information Technology	7.20
Utilities	4.24
Telecommunication Services	4.03
Consumer Staples	4.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/28/14

Security	Percentage of Total Investments[2]

Bayer AG Registered	9.23%
Siemens AG Registered	8.32
BASF SE	8.31
Daimler AG Registered	7.05
Allianz SE Registered	6.42
SAP AG	5.85
Deutsche Bank AG Registered	3.89
Deutsche Telekom AG Registered	3.86
Muenchener Rueckversicherungs-Gesellschaft AG Registered	3.08
Bayerische Motoren Werke AG	3.02

TOTAL	59.03%

[1]	Reflects the portfolio allocation and ten largest holdings of the iShares MSCI Germany ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2013 (or commencement of operations, as applicable) and held through February 28, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

February 28, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 100.78%

INTERNATIONAL EQUITY — 100.78%
iShares MSCI Germany ETF[a]	78,377	$2,485,335

		2,485,335

TOTAL INVESTMENT COMPANIES
(Cost: $2,337,986)		2,485,335

SHORT-TERM INVESTMENTS — 0.24%

MONEY MARKET FUNDS — 0.24%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	6,000	6,000

		6,000

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,000)		6,000

TOTAL INVESTMENTS IN SECURITIES — 101.02%
(Cost: $2,343,986)		2,491,335
Other Assets, Less Liabilities — (1.02)%		(25,106)

NET ASSETS — 100.00%		$2,466,229

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of February 28, 2014 were as follows:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	2,184,535	EUR	1,597,000	3/5/2014	JPM	$19,803
EUR	26,000	USD	35,909	4/3/2014	BNP	22

						19,825

EUR	1,597,000	USD	2,153,650	3/5/2014	SSB	$(50,688)
EUR	1,597,000	USD	2,184,524	4/3/2014	JPM	(19,769)

						(70,457)

		Net Unrealized Depreciation				$(50,632)

Counterparties:

BNP  —  BNP Paribas

JPM  —  JPMorgan Chase Bank N.A.

SSB  —  State Street Bank London

Currency abbreviations:

EUR  —  Euro

See notes to financial statements.

SCHEDULE OF INVESTMENTS	7

Statement of Assets and Liabilities (Unaudited)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

February 28, 2014

ASSETS
Investments, at cost:
Affiliated (Note 2)	$2,343,986

Total cost of investments	$2,343,986

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$2,491,335

Total fair value of investments	2,491,335
Receivables:
Investment securities sold	25,705
Unrealized appreciation on forward currency contracts (Note 1)	19,825

Total Assets	2,536,865

LIABILITIES
Payables:
Investment advisory fees (Note 2)	179
Unrealized depreciation on forward currency contracts (Note 1)	70,457

Total Liabilities	70,636

NET ASSETS	$2,466,229

Net assets consist of:
Paid-in capital	$2,368,177
Accumulated net investment loss	(179)
Undistributed net realized gain	1,514
Net unrealized appreciation	96,717

NET ASSETS	$2,466,229

Shares outstanding[a]	100,000

Net asset value per share	$24.66

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

Period from January 31, 2014 (commencement of operations) to February 28, 2014

NET INVESTMENT INCOME

EXPENSES
Investment advisory fees (Note 2)	$986

Total expenses	986
Less investment advisory fees waived (Note 2)	(807)

Net expenses	179

Net investment loss	(179)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	1,514

Net realized gain	1,514

Net change in unrealized appreciation/depreciation on:
Investments	147,349
Forward currency contracts	(50,632)

Net change in unrealized appreciation/depreciation	96,717

Net realized and unrealized gain	98,231

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$98,052

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statement of Changes in Net Assets

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

Period from January 31, 2014[a] to February 28, 2014 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment loss	$(179)
Net realized gain	1,514
Net change in unrealized appreciation/depreciation	96,717

Net increase in net assets resulting from operations	98,052

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,368,177

Net increase in net assets from capital share transactions	2,368,177

INCREASE IN NET ASSETS	2,466,229

NET ASSETS
Beginning of period	—

End of period	$2,466,229

Accumulated net investment loss included in net assets at end of period	$(179)

SHARES ISSUED
Shares sold	100,000

Net increase in shares outstanding	100,000

[a]	Commencement of operations.

See notes to financial statements.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

(For a share outstanding throughout the period)

Period from Jan. 31, 2014[a] to Feb. 28, 2014 (Unaudited)
Net asset value, beginning of period	$23.68

Income from investment operations:
Net investment loss[b]	(0.00)[c]
Net realized and unrealized gain[d]	0.98

Total from investment operations	0.98

Net asset value, end of period	$24.66

Total return	4.14%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,466
Ratio of expenses to average net assets[f,g]	0.10%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.53%
Ratio of net investment income (loss) to average net assets[g]	(0.10)%
Portfolio turnover rate[h,i]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Rounds to less than $0.01.
[d]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See page 28 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Notes to Financial Statements (Unaudited)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Currency Hedged MSCI Germany[a]	Non-diversified

[a]	The Fund commenced operations on January 31, 2014.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective. Currently the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares MSCI Germany ETF, a series of iShares, Inc., an affiliate of the Fund. The financial statements and schedule of investments for the iShares MSCI Germany ETF can be found elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Fund invests indirectly in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of February 28, 2014. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

	Investments
Investment Type	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$2,485,335	$—	$—	$2,485,335
Money Market Funds	6,000	—	—	6,000
Forward Currency Contracts[a]	—	19,825	—	19,825
Liabilities:
Forward Currency Contracts[a]	—	(70,457)	—	(70,457)

	$2,491,335	$(50,632)	$—	$2,440,703

[a]	Forward currency contracts are valued at the unrealized appreciation/depreciation on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions from underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. The Fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2014, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.53% based on the average daily net assets of the Fund.

BFA has contractually agreed to waive a portion of its investments advisory fees for the Fund through December 31, 2015 in an amount equal to investments advisory fees payable on the amount of the Fund’s investment in other iShares funds.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments, if any, is included in “Interest – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

The Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Investments in issuers considered to be affiliates of the Fund (excluding money market funds) during the period ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
iShares MSCI Germany ETF	—	79,188	(811)	78,377	$2,485,335	$—	$1,514

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended February 28, 2014, were $  — and $25,705, respectively.

In-kind purchases and sales (see Note 4) for the period ended February 28, 2014, were $2,362,178 and $  —, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 28, 2014, the cost of investments for federal income tax purposes was $2,343,986. Net unrealized appreciation was $147,349, all of which represented gross unrealized appreciation on securities.

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2014, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6.	FORWARD CURRENCY CONTRACTS

The Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of the Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held by the Fund as of February 28, 2014 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Forward currency contracts:
Unrealized appreciation on forward currency contracts / Net assets consist of – net unrealized appreciation (depreciation)	$19,825

Liabilities
Forward currency contracts:
Unrealized depreciation on forward currency contracts / Net assets consist of – net unrealized appreciation (depreciation)	$(70,457)

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the Fund during the period ended February 28, 2014 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Foreign exchange contracts:
Foreign currency transactions/Forward currency contracts	$—	$(50,632)

The number of contracts and notional values of forward currency contracts as presented in the Fund’s schedule of investments is representative of such amounts held during the period.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. In order to better define its contractual rights and to secure rights that will help the Fund to mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. master

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Fund generally do not require collateral. To the extent amounts due to the Fund from the counterparty are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statement of assets and liabilities.

The following table presents the exposure of the open forward currency contracts that are subject to potential offset on the statement of assets and liabilities as of February 28, 2014:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
Forward currency contracts	$19,825	$19,769	$56

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
Forward currency contracts	$70,457	$19,769	$50,688

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on September 11-12, 2013, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any proposed advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by an “at cost” service provider), as applicable. In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in identifying comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the proposed investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board noted that BFA is an indirect wholly-owned subsidiary of BlackRock. The Board acknowledged that additional resources to support iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as risk management, investor

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	19

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

education, product management, customized portfolio consulting support, and capital markets support. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two-year term, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information received at previous meetings regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts that have substantially the same investment objective and strategy as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive, services provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses to

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

be borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for investment companies, including the Fund, were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed. The Board considered the proposed investment advisory fee rate for the Fund in relation to that of iShares MSCI Germany ETF which is not currency hedged.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates, in the event of any lending of the Fund’s securities. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	21

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 93.09%

AIR FREIGHT & LOGISTICS — 2.66%
Deutsche Post AG Registered	4,495,140	$168,932,342

		168,932,342
AIRLINES — 0.47%
Deutsche Lufthansa AG Registered[a]	1,139,697	29,577,211

		29,577,211
AUTO COMPONENTS — 2.09%
Continental AG	545,649	132,901,495

		132,901,495
AUTOMOBILES — 10.61%
Bayerische Motoren Werke AG	1,641,588	190,904,998
Daimler AG Registered	4,771,611	444,977,963
Volkswagen AG	145,860	37,289,252

		673,172,213
CAPITAL MARKETS — 3.88%
Deutsche Bank AG Registered	5,054,049	245,989,397

		245,989,397
CHEMICALS — 12.21%
BASF SE	4,553,484	524,632,317
K+S AG Registered[b]	853,944	28,890,022
Lanxess AG	412,386	30,631,323
Linde AG	920,244	190,839,984

		774,993,646
COMMERCIAL BANKS — 1.37%
Commerzbank AGa	4,798,131	87,078,012

		87,078,012
CONSTRUCTION & ENGINEERING — 0.22%
Hochtief AG	152,490	14,184,695

		14,184,695
CONSTRUCTION MATERIALS — 0.91%
HeidelbergCement AG	697,476	57,529,435

		57,529,435
DIVERSIFIED FINANCIAL SERVICES — 1.24%
Deutsche Boerse AG	956,709	78,541,592

		78,541,592
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.01%
Deutsche Telekom AG Registered	14,343,342	243,567,830
Telefonica Deutschland Holding AGc	1,386,996	11,110,772

		254,678,602

Security	Shares	Value

ELECTRICAL EQUIPMENT — 0.44%
Osram Licht AGa	415,701	$28,279,546

		28,279,546
FOOD & STAPLES RETAILING — 0.42%
METRO AG	643,110	26,686,923

		26,686,923
FOOD PRODUCTS — 0.18%
Suedzucker AG	404,430	11,255,362

		11,255,362
HEALTH CARE PROVIDERS & SERVICES — 2.82%
Celesio AGb	225,420	7,964,051
Fresenius Medical Care AG & Co. KGaA	1,069,419	74,013,908
Fresenius SE & Co. KGaA	622,557	96,818,545

		178,796,504
HOUSEHOLD PRODUCTS — 1.03%
Henkel AG & Co. KGaA	644,436	65,232,730

		65,232,730
INDUSTRIAL CONGLOMERATES — 8.28%
Siemens AG Registered	3,930,927	525,329,607

		525,329,607
INSURANCE — 9.86%
Allianz SE Registered	2,262,819	405,350,611
Hannover Rueck SE Registered	299,013	25,480,988
Muenchener Rueckversicherungs-Gesellschaft AG Registered	889,083	194,815,462

		625,647,061
INTERNET SOFTWARE & SERVICES — 0.39%
United Internet AG Registered	529,074	24,636,592

		24,636,592
LIFE SCIENCES TOOLS & SERVICES — 0.41%
QIAGEN NVa	1,162,902	26,236,343

		26,236,343
MACHINERY — 1.05%
GEA Group AG	906,321	43,987,050
MAN SE	175,032	22,603,209

		66,590,259
MEDIA — 2.03%
Axel Springer SE	196,248	13,880,370
Kabel Deutschland Holding AG	109,395	15,554,816
ProSiebenSat.1 Media AG Registered	1,083,342	51,695,730

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

February 28, 2014

Security	Shares	Value

RTL Group SA	191,607	$24,727,786
Sky Deutschland AGa	2,168,673	22,734,054

		128,592,756
METALS & MINING — 0.96%
ThyssenKrupp AGa	2,243,592	61,231,072

		61,231,072
MULTI-UTILITIES — 4.22%
E.ON SE	8,927,958	170,412,411
RWE AG	2,425,917	97,216,404

		267,628,815
PERSONAL PRODUCTS — 0.80%
Beiersdorf AG	499,902	51,113,270

		51,113,270
PHARMACEUTICALS — 10.06%
Bayer AG Registered	4,099,329	582,598,267
Merck KGaA	320,229	56,170,129

		638,768,396
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.47%
Deutsche Wohnen AG Bearer	1,420,146	30,108,035

		30,108,035
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.96%
Infineon Technologies AG	5,359,692	60,848,894

		60,848,894
SOFTWARE — 5.82%
SAP AG	4,567,407	369,160,368

		369,160,368
TEXTILES, APPAREL & LUXURY GOODS — 2.24%
Adidas AG	1,037,595	120,951,527
Hugo Boss AG	157,131	20,940,412

		141,891,939
TRADING COMPANIES & DISTRIBUTORS — 0.75%
Brenntag AG	255,255	47,505,519

		47,505,519
TRANSPORTATION INFRASTRUCTURE — 0.23%
Fraport AG	182,988	14,600,442

		14,600,442

TOTAL COMMON STOCKS
(Cost: $5,014,245,369)		5,907,719,073

PREFERRED STOCKS — 6.41%

AUTOMOBILES — 4.58%
Bayerische Motoren Werke AG	267,852	23,532,135

Security	Shares	Value

Porsche Automobil Holding SE	759,135	$79,883,673
Volkswagen AG	716,703	187,086,334

		290,502,142
CHEMICALS — 0.28%
Fuchs Petrolub SE	175,695	17,544,409

		17,544,409
HOUSEHOLD PRODUCTS — 1.55%
Henkel AG & Co. KGaA	883,116	98,614,055

		98,614,055

TOTAL PREFERRED STOCKS
(Cost: $314,176,204)		406,660,606

SHORT-TERM INVESTMENTS — 0.66%

MONEY MARKET FUNDS — 0.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	38,772,009	38,772,009
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	2,032,612	2,032,612
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	961,254	961,254

		41,765,875

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,765,875)		41,765,875

TOTAL INVESTMENTS IN SECURITIES — 100.16%
(Cost: $5,370,187,448)		6,356,145,554
Other Assets, Less Liabilities — (0.16)%		(10,254,444)

NET ASSETS — 100.00%		$6,345,891,110

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

February 28, 2014

Financial futures contracts purchased as of February 28, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
92	DAX Index (Mar. 2014)	Eurex	$30,714,994	$1,338,703

See notes to financial statements.

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® MSCI GERMANY ETF

February 28, 2014

ASSETS
Investments, at cost:
Unaffiliated	$5,328,421,573
Affiliated (Note 2)	41,765,875

Total cost of investments	$5,370,187,448

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$6,314,379,679
Affiliated (Note 2)	41,765,875

Total fair value of investments	6,356,145,554
Foreign currency, at value[b]	16,919,993
Foreign currency pledged to broker, at value[b]	1,325,260
Receivables:
Investment securities sold	8,890,819
Dividends and interest	13,236,808
Futures variation margin	1,338,703

Total Assets	6,397,857,137

LIABILITIES
Payables:
Investment securities purchased	8,885,636
Collateral for securities on loan (Note 1)	40,804,621
Investment advisory fees (Note 2)	2,275,770

Total Liabilities	51,966,027

NET ASSETS	$6,345,891,110

Net assets consist of:
Paid-in capital	$5,518,466,012
Undistributed net investment income	1,670,426
Accumulated net realized loss	(162,287,663)
Net unrealized appreciation	988,042,335

NET ASSETS	$6,345,891,110

Shares outstanding[c]	198,900,000

Net asset value per share	$31.90

[a]	Securities on loan with a value of $38,850,407. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker: $18,063,331.
[c]	$0.001 par value, number of shares authorized: 382.2 million.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statement of Operations (Unaudited)

iSHARES® MSCI GERMANY ETF

Six months ended February 28, 2014

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$15,105,286
Interest — affiliated (Note 2)	243
Securities lending income — affiliated (Note 2)	218,161

Total investment income	15,323,690

EXPENSES
Investment advisory fees (Note 2)	13,653,264

Total expenses	13,653,264

Net investment income	1,670,426

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,990,933)
In-kind redemptions — unaffiliated	40,253,873
Futures contracts	2,820,287
Foreign currency transactions	439,612

Net realized gain	40,522,839

Net change in unrealized appreciation/depreciation on:
Investments	1,131,305,751
Futures contracts	1,722,152
Translation of assets and liabilities in foreign currencies	819,439

Net change in unrealized appreciation/depreciation	1,133,847,342

Net realized and unrealized gain	1,174,370,181

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,176,040,607

[a]	Net of foreign withholding tax of $2,450,003.

See notes to financial statements.

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® MSCI GERMANY ETF

	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,670,426	$69,681,145
Net realized gain	40,522,839	181,952,897
Net change in unrealized appreciation/depreciation	1,133,847,342	397,729,283

Net increase in net assets resulting from operations	1,176,040,607	649,363,325

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(70,323,492)

Total distributions to shareholders	—	(70,323,492)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	658,459,125	2,897,813,848
Cost of shares redeemed	(144,483,234)	(1,618,008,137)

Net increase in net assets from capital share transactions	513,975,891	1,279,805,711

INCREASE IN NET ASSETS	1,690,016,498	1,858,845,544

NET ASSETS
Beginning of period	4,655,874,612	2,797,029,068

End of period	$6,345,891,110	$4,655,874,612

Undistributed net investment income included in net assets at end of period	$1,670,426	$—

SHARES ISSUED AND REDEEMED
Shares sold	21,900,000	116,100,000
Shares redeemed	(4,800,000)	(65,400,000)

Net increase in shares outstanding	17,100,000	50,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	27

Financial Highlights

iSHARES® MSCI GERMANY ETF

(For a share outstanding throughout each period)

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$25.61	$21.34	$21.02	$19.45	$20.86	$27.55

Income from investment operations:
Net investment income[a]	0.01	0.46	0.56	0.86	0.38	0.58
Net realized and unrealized gain (loss)[b]	6.28	4.24	0.34	1.38	(1.49)	(6.65)

Total from investment operations	6.29	4.70	0.90	2.24	(1.11)	(6.07)

Less distributions from:
Net investment income	—	(0.43)	(0.58)	(0.67)	(0.30)	(0.62)

Total distributions	—	(0.43)	(0.58)	(0.67)	(0.30)	(0.62)

Net asset value, end of period	$31.90	$25.61	$21.34	$21.02	$19.45	$20.86

Total return	24.56%[c]	22.11%	4.55%	10.84%	(5.35)%	(21.62)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,345,891	$4,655,875	$2,797,029	$2,768,171	$1,487,881	$619,638
Ratio of expenses to average net assets[d]	0.49%	0.51%	0.53%	0.51%	0.53%	0.55%
Ratio of net investment income to average net assets[d]	0.06%	1.88%	2.72%	3.45%	1.80%	3.18%
Portfolio turnover rate[e]	3%	4%	4%	13%	5%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® MSCI GERMANY ETF

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
MSCI Germany	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of February 28, 2014, the value of each of the Fund’s investments was classified as Level 1. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2014, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates.

As of February 28, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2014 and the value of the related collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of February 28, 2014, the Fund had securities on loan with a market value of $38,850,407 as disclosed in the Fund’s statement of assets and liabilities. The value of the related collateral, as disclosed in the Fund’s schedule of investments, exceeded the value of the securities on loan at period end.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, the Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) the Fund retains 75% of securities lending income (commencing January 1, 2015 the amount the Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, the Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended February 28, 2014, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $109,253.

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 or lesser amount as may be agreed to by the Fund and BTC) and pursuant to a securities lending agreement, (i) the Fund will receive for the remainder of that calendar year 80% of securities lending income (for any Hurdle Date after January 1, 2015, the Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2014, were $150,275,054 and $143,885,747, respectively.

In-kind purchases and sales (see Note 4) for the six months ended February 28, 2014, were $655,862,379 and $143,705,697, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statement of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2013 the Fund’s fiscal year-end, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
$13,389,269	$4,227,713	$3,394,735	$27,790,050	$28,490,949	$32,215,954	$109,508,670

[a]	Must be utilized prior to losses subject to expiration.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2014, the cost of investments for federal income tax purposes was $5,441,828,701. Net unrealized appreciation was $914,316,853, of which $1,154,281,020 represented gross unrealized appreciation on securities and $239,964,167 represented gross unrealized depreciation on securities.

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6.	FINANCIAL FUTURES CONTRACTS

The Fund may purchase or sell financial futures contracts in an effort to help the Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Fund as of February 28, 2014 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$1,338,703

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Fund, during the six months ended February 28, 2014 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$2,820,287	$1,722,152

For the six months ended February 28, 2014, the average quarter-end number of contracts and notional value of open futures contracts for Fund were 86 and $26,152, 818, respectively.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	35

Notes:

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	37

Notes:

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-815-0214

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	April 21, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	April 21, 2014